As filed with the Securities and Exchange Commission on 08/25/2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

811-10267

Investment Company Act file number:

GPS Funds I

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520

(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord CA 94520

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2017

Date of reporting period:   June 30, 2016

Item 1. Schedule of Investments.

GuideMark® Large Cap Core Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 93.43%
	Aerospace & Defense - 1.06%
1,171	Boeing Co. (a)	$152,078
3,235	BWX Technologies, Inc.	115,716
1,948	Honeywell International, Inc.	226,591
398	Huntington Ingalls Industries, Inc.	66,876
1,399	L-3 Communications Holdings, Inc. (a)	205,219
1,700	Lockheed Martin Corp.	421,889
2,100	Northrop Grumman Corp.	466,788
2,200	Orbital ATK, Inc.	187,308
1,513	Raytheon Co.	205,692
4,059	Spirit AeroSystems Holdings, Inc. - Class A (b)	174,537
350	TransDigm Group, Inc. (a)(b)	92,292

		2,314,986

	Air Freight & Logistics - 0.34%
5,810	C.H. Robinson Worldwide, Inc. (a)	431,393
1,727	Expeditors International of Washington (a)	84,692
376	FedEx Corp.	57,069
1,522	United Parcel Service, Inc. - Class B (a)	163,950

		737,104

	Airlines - 0.64%
4,000	Alaska Air Group, Inc.	233,160
11,796	Delta Air Lines, Inc. (a)	429,728
18,800	JetBlue Airways Corp. (a)(b)	311,328
1,974	Southwest Airlines Co.	77,401
8,429	United Continental Holdings, Inc. (b)	345,926

		1,397,543

	Auto Components - 0.20%
8,488	Goodyear Tire & Rubber Co. (a)	217,802
1,700	Lear Corp.	172,992
562	WABCO Holdings, Inc. (b)	51,462

		442,256

	Automobiles - 0.26%
40,500	Ford Motor Co. (a)	509,085
1,000	Thor Industries, Inc. (a)	64,740

		573,825

	Banks - 3.20%
67,700	Bank of America Corp.	898,379
6,100	CIT Group, Inc.	194,651
18,379	Citigroup, Inc.	779,086
4,600	Fifth Third Bancorp	80,914
12,100	First Niagara Financial Group, Inc.	117,854
3,100	First Republic Bank	216,969
31,275	JPMorgan Chase & Co. (a)	1,943,428
1,900	PNC Financial Services Group, Inc.	154,641
13,356	Popular, Inc.	391,331
17,656	Regions Financial Corp.	150,253
3,684	SunTrust Banks, Inc.	151,339
2,171	Synovus Financial Corp.	62,937
5,983	U.S. Bancorp (a)	241,294
33,902	Wells Fargo & Co.	1,604,582

		6,987,658

	Beverages - 2.04%
1,703	Brown-Forman Corp. - Class A	183,975
2,575	Brown-Forman Corp. - Class B	256,882
2,664	Constellation Brands, Inc. - Class A	440,626
5,093	Dr. Pepper Snapple Group, Inc.	492,136
439	Molson Coors Brewing Co. - Class B	44,396
277	Monster Beverage Corp. (b)	44,517
17,000	PepsiCo, Inc.	1,800,980
26,150	The Coca-Cola Co. (a)	1,185,379

		4,448,891

	Biotechnology - 1.66%
6,734	Amgen, Inc.	1,024,578
2,356	Biogen, Inc. (b)	569,728
3,551	Celgene Corp. (a)(b)	350,235
14,832	Gilead Sciences, Inc.	1,237,285
1,494	Seattle Genetics, Inc. (a)(b)	60,373
3,509	United Therapeutics Corp. (a)(b)	371,673

		3,613,872

	Building Products - 0.75%
3,650	A. O. Smith Corp.	321,602
3,889	Allegion Plc (a)	270,013
1,200	Fortune Brands Home & Security, Inc. (a)	69,564
3,329	Lennox International, Inc. (a)	474,715
9,242	Masco Corp.	285,948
4,200	Owens Corning, Inc.	216,384

		1,638,226

	Capital Markets - 0.85%
1,300	Ameriprise Financial, Inc.	116,805
9,041	Artisan Partners Asset Management, Inc. - Class A	250,255
7,813	Eaton Vance Corp. (a)	276,111
4,819	Federated Investors, Inc. - Class B (a)	138,691
9,100	Lazard Ltd. - Class A - ADR (a)	270,998
12,473	Morgan Stanley	324,048
5,543	SEI Investments Co. (a)	266,674
2,881	T. Rowe Price Group, Inc. (a)	210,227

		1,853,809

	Chemicals - 1.00%
560	Albemarle Corp.	44,414
8,502	Cabot Corp.	388,201
1,400	Ecolab, Inc. (a)	166,040
900	International Flavors & Fragrances, Inc. (a)	113,463
1,400	LyondellBasell Industries NV - Class A	104,188
2,698	Monsanto Co.	279,000
531	NewMarket Corp. (a)	220,036
50,479	Platform Specialty Products Corp. (a)(b)	448,254
1,300	PPG Industries, Inc.	135,395
3,000	RPM International, Inc. (a)	149,850
2,712	The Dow Chemical Co. (a)	134,813

		2,183,654

	Commercial Services & Supplies - 0.92%
5,127	Avery Dennison Corp. (a)	383,243
4,865	Cintas Corp. (a)	477,402
1,069	Clean Harbors, Inc. (a)(b)	55,706
1,362	Copart, Inc. (b)	66,752
2,800	Pitney Bowes, Inc.	49,840
8,923	R.R. Donnelley & Sons Co. (a)	150,977
2,127	Republic Services, Inc.	109,136
15,243	Rollins, Inc.	446,163
639	Stericycle, Inc. (a)(b)	66,533
3,141	Waste Management, Inc.	208,154

		2,013,906

	Communications Equipment - 0.83%
2,296	Arista Networks, Inc. (a)(b)	147,816
7,600	Brocade Communications Systems, Inc. (a)	69,768
28,936	Cisco Systems, Inc.	830,174
2,993	F5 Networks, Inc. (b)	340,723
1,924	Juniper Networks, Inc.	43,271
669	Motorola Solutions, Inc.	44,134
893	Palo Alto Networks, Inc. (a)(b)	109,517

4,312	QUALCOMM, Inc.	230,994

		1,816,397

	Construction & Engineering - 0.86%
17,700	AECOM (b)	562,329
7,691	Chicago Bridge & Iron Co. NV	266,339
3,598	Fluor Corp.	177,310
9,278	Jacobs Engineering Group, Inc. (b)	462,137
17,345	Quanta Services, Inc. (b)	401,016

		1,869,131

	Construction Materials - 0.16%
235	Martin Marietta Materials, Inc.	45,120
2,524	Vulcan Materials Co.	303,789

		348,909

	Consumer Finance - 1.04%
16,100	Ally Financial, Inc. (b)	274,827
5,318	American Express Co.	323,122
5,500	Capital One Financial Corp. (a)	349,305
1,037	Credit Acceptance Corp. (a)(b)	191,928
2,900	Discover Financial Services	155,411
45,063	Navient Corp.	538,503
34,365	Santander Consumer USA Holdings, Inc. (a)(b)	354,990
3,380	Synchrony Financial (b)	85,446

		2,273,532

	Containers & Packaging - 0.05%
800	AptarGroup, Inc.	63,304
1,118	Sealed Air Corp.	51,394

		114,698

	Distributors - 0.26%
3,500	Genuine Parts Co. (a)	354,375
6,666	LKQ Corp. (a)(b)	211,312

		565,687

	Diversified Consumer Services - 0.34%
170	Graham Holdings Co. - Class B	83,222
4,400	H&R Block, Inc.	101,200
6,457	Service Corp. International (a)	174,597
9,459	ServiceMaster Global Holdings, Inc. (a)(b)	376,468

		735,487

	Diversified Financial Services - 0.86%
6,073	CBOE Holdings, Inc.	404,583
1,662	CME Group, Inc.	161,879
700	Intercontinental Exchange, Inc.	179,172
648	MarketAxess Holdings, Inc.	94,219
4,600	MSCI, Inc.	354,752
3,400	NASDAQ OMX Group, Inc.	219,878
1,886	S&P Global, Inc.	202,293
10,596	Voya Financial, Inc.	262,357

		1,879,133

	Diversified Telecommunication Services - 2.05%
42,850	AT&T, Inc. (a)	1,851,549
17,507	CenturyLink, Inc. (a)	507,878
38,000	Verizon Communications, Inc.	2,121,920

		4,481,347

	Electric Utilities - 1.00%
1,365	American Electric Power Co., Inc.	95,673
947	Avangrid, Inc.	43,619
1,553	Duke Energy Corp.	133,232
1,654	Edison International (a)	128,466
2,485	Entergy Corp. (a)	202,155
1,526	Eversource Energy (a)	91,407
3,000	Exelon Corp.	109,080
3,949	FirstEnergy Corp.	137,860
3,005	Great Plains Energy, Inc.	91,352
1,377	ITC Holdings Corp.	64,471
2,300	NextEra Energy, Inc.	299,920
2,031	OGE Energy Corp.	66,515
1,336	Pinnacle West Capital Corp.	108,296
4,479	PPL Corp.	169,082
3,948	Southern Co. (a)	211,731
1,919	Westar Energy, Inc.	107,637
2,782	Xcel Energy, Inc.	124,578

		2,185,074

	Electrical Equipment - 0.65%
2,041	Acuity Brands, Inc. (a)	506,087
2,653	Agilent Technologies, Inc.	117,687
4,194	Emerson Electric Co. (a)	218,759
6,125	Regal Beloit Corp.	337,181
1,122	Rockwell Automation, Inc. (a)	128,828
672	Roper Industries, Inc.	114,616

		1,423,158

	Electronic Equipment, Instruments & Components - 0.95%
8,184	Arrow Electronics, Inc. (a)(b)	506,590
4,647	Avnet, Inc.	188,250
1,788	CDW Corp. (a)	71,663
3,228	Dolby Laboratories, Inc. - Class A	154,460
19,529	Ingram Micro, Inc. - Class A (a)	679,219
700	IPG Photonics Corp. (a)(b)	56,000
5,215	Keysight Technologies, Inc. (b)	151,704
9,961	National Instruments Corp. (a)	272,931

		2,080,817

	Energy Equipment & Services - 0.77%
4,876	FMC Technologies, Inc. (b)	130,043
3,453	National Oilwell Varco, Inc.	116,193
48,485	Noble Corp. Plc (a)	399,516
4,916	Oceaneering International, Inc.	146,792
20,138	Rowan Cos., Inc. - Class A	355,637
4,977	Superior Energy Services, Inc.	91,627
37,673	Transocean Ltd. - ADR	447,932

		1,687,740

	Food & Staples Retailing - 3.27%
340	Casey’s General Stores, Inc.	44,714
5,293	Costco Wholesale Corp. (a)	831,213
11,871	CVS Caremark Corp.	1,136,530
22,551	Kroger Co. (a)	829,651
60,911	Rite Aid Corp. (b)	456,223
13,083	Sprouts Farmers Market, Inc. (a)(b)	299,601
9,600	SYSCO Corp.	487,104
12,641	Walgreens Boots Alliance, Inc.	1,052,616
22,061	Wal-Mart Stores, Inc. (a)	1,610,894
12,060	Whole Foods Market, Inc. (a)	386,161

		7,134,707

	Food Products - 3.47%
10,828	Archer Daniels Midland Co.	464,413
4,871	Blue Buffalo Pet Products, Inc. (a)(b)	113,689
2,875	Bunge Ltd.	170,056
3,600	Campbell Soup Co. (a)	239,508
4,100	ConAgra Foods, Inc.	196,021
20,400	Flowers Foods, Inc. (a)	382,500
5,900	General Mills, Inc. (a)	420,788
3,596	Hershey Co.	408,110
7,600	Hormel Foods Corp. (a)	278,160
4,700	Ingredion, Inc. (a)	608,227
2,217	Kellogg Co. (a)	181,018
4,403	McCormick & Co, Inc. - Non Voting (a)	469,668
12,600	Mondelez International, Inc. - Class A	573,426
8,958	Pilgrim’s Pride Corp. (a)	228,250
4,844	Pinnacle Foods, Inc.	224,229
4,311	Post Holdings, Inc. (b)	356,477
3,257	The Hain Celestial Group, Inc. (b)	162,036
2,700	The J.M. Smucker Co. (a)	411,507
4,400	The Kraft Heinz Co.	389,312
908	TreeHouse Foods, Inc. (b)	93,206
17,345	Tyson Foods, Inc. - Class A (a)	1,158,472
989	WhiteWave Foods Co. (a)(b)	46,424

		7,575,497

	Gas Utilities - 0.50%
959	AGL Resources, Inc.	63,265
2,000	Atmos Energy Corp. (a)	162,640
1,825	Piedmont Natural Gas Co., Inc.	109,719
16,515	UGI Corp.	747,304

		1,082,928

	Health Care Equipment & Supplies - 2.12%
1,122	ABIOMED, Inc. (a)(b)	122,623
4,820	Align Technology, Inc. (b)	388,251
1,500	Becton, Dickinson & Co. (a)	254,385
2,488	Boston Scientific Corp. (b)	58,145
2,122	C.R. Bard, Inc. (a)	499,010
4,559	DENTSPLY SIRONA, Inc. (a)	282,840
5,104	DexCom, Inc. (a)(b)	404,900
5,000	Edwards Lifesciences Corp. (b)	498,650
4,874	IDEXX Laboratories, Inc. (a)(b)	452,600
153	Intuitive Surgical, Inc. (b)	101,196
7,160	Medtronic Plc	621,273
2,619	ResMed, Inc.	165,599
3,613	Stryker Corp. (a)	432,946
1,414	Teleflex, Inc. (a)	250,716
594	Varian Medical Systems, Inc. (a)(b)	48,845
589	West Pharmaceutical Services, Inc.	44,693

		4,626,672

	Health Care Providers & Services - 2.87%
4,450	Aetna, Inc. (a)	543,478
3,271	AmerisourceBergen Corp. (a)	259,456
4,400	Anthem, Inc. (a)	577,896
2,800	Cardinal Health, Inc.	218,428
2,461	Centene Corp. (b)	175,641
2,362	CIGNA Corp.	302,312
6,009	Express Scripts Holding Co. (a)(b)	455,482
1,200	HCA Holdings, Inc. (b)	92,412
2,600	Henry Schein, Inc. (b)	459,680
495	Humana, Inc.	89,041
1,223	Laboratory Corporation of America Holdings (b)	159,320
8,300	LifePoint Hospitals, Inc. (b)	542,571
900	McKesson Corp.	167,985
3,164	PerkinElmer, Inc.	165,857
2,080	Premier, Inc. - Class A (b)	68,016
5,865	Tenet Healthcare Corp. (a)(b)	162,109
10,105	UnitedHealth Group, Inc.	1,426,826
1,236	Universal Health Services, Inc. - Class B	165,748
2,168	WellCare Health Plans, Inc. (b)	232,583

		6,264,841

	Health Care Technology - 0.13%
1,500	athenahealth, Inc. (a)(b)	207,015
2,300	Veeva Systems, Inc. - Class A (a)(b)	78,476

		285,491

	Hotels, Restaurants & Leisure - 2.26%
4,091	Aramark (a)	136,721
5,300	Brinker International, Inc. (a)	241,309
7,800	Carnival Corp. - ADR	344,760
350	Chipotle Mexican Grill, Inc. (a)(b)	140,966
3,715	Choice Hotels International, Inc.	176,908
2,288	Darden Restaurants, Inc. (a)	144,922
3,614	Domino’s Pizza, Inc. (a)	474,807
13,440	Extended Stay America, Inc.	200,928
9,265	Hilton Worldwide Holdings, Inc. (a)	208,741
3,600	Hyatt Hotels Corp. - Class A (a)(b)	176,904
1,300	Marriott International, Inc. - Class A (a)	86,398
4,863	McDonald’s Corp.	585,213
500	Panera Bread Co. - Class A (a)(b)	105,970
2,200	Royal Caribbean Cruises Ltd. (a)	147,730
2,600	Six Flags Entertainment Corp.	150,670
15,626	Starbucks Corp.	892,557
3,600	Wyndham Worldwide Corp.	256,428
5,532	Yum Brands, Inc.	458,714

		4,930,646

	Household Durables - 0.76%
10,600	D.R. Horton, Inc. (a)	333,688
700	Harman International Industries, Inc.	50,274
916	Mohawk Industries, Inc. (b)	173,820
2,974	Newell Rubbermaid, Inc. (a)	144,447
220	NVR, Inc. (a)(b)	391,675
4,206	Tempur Sealy International, Inc. (a)(b)	232,676
5,821	Tupperware Brands Corp. (a)	327,606

		1,654,186

	Household Products - 2.06%
2,956	Church & Dwight, Inc.	304,143
4,741	Clorox Co. (a)	656,107
9,600	Colgate-Palmolive Co.	702,720
7,100	Energizer Holdings, Inc.	365,579
4,000	Kimberly-Clark Corp. (a)	549,920
20,900	Procter & Gamble Co.	1,769,603
1,300	Spectrum Brands Holdings, Inc. (a)	155,103

		4,503,175

	Independent Power and Renewable Electricity Producers - 0.46%
45,303	Calpine Corp. (a)(b)	668,219
21,540	NRG Energy, Inc.	322,885

		991,104

	Industrial Conglomerates - 1.15%
4,739	3M Co. (a)	829,894
53,334	General Electric Co. (a)	1,678,954

		2,508,848

	Insurance - 3.90%
1,213	Aflac, Inc. (a)	87,530
4,412	Allstate Corp.	308,619
3,523	American Financial Group, Inc.	260,455
1,800	American National Insurance Co. (a)	203,670
3,967	AmTrust Financial Services, Inc.	97,192
1,500	Aon Plc (a)	163,845
2,871	Arch Capital Group Ltd. - ADR (b)	206,712
1,800	Aspen Insurance Holdings Ltd.	83,484
2,900	Assurant, Inc.	250,299
7,790	Assured Guaranty Ltd.	197,632
3,200	Axis Capital Holdings Ltd.	176,000
12,800	Berkshire Hathaway, Inc. - Class B (b)	1,853,312
1,971	Chubb Limited	257,629
2,900	Cincinnati Financial Corp. (a)	217,181
899	Endurance Specialty Holdings Ltd.	60,377
1,400	Erie Indemnity Co. - Class A	139,076
8,500	Hartford Financial Services Group, Inc.	377,230
5,000	Lincoln National Corp.	193,850
340	Markel Corp. (b)	323,945
3,900	Marsh & McLennan Cos., Inc.	266,994
8,800	MetLife, Inc. (a)	350,504
9,500	Old Republic International Corp.	183,255
4,100	ProAssurance Corp. (a)	219,555
10,334	Progressive Corp.	346,189
2,794	Prudential Financial, Inc.	199,324
3,951	Reinsurance Group of America	383,208
378	RenaissanceRe Holdings Ltd.	44,392
4,700	The Hanover Insurance Group, Inc.	397,714
2,700	The Travelers Cos., Inc.	321,408
1,578	Unum Group	50,165
1,194	W.R. Berkley Corp.	71,545
100	White Mountains Insurance Group Ltd. - ADR	84,200
3,900	XL Group Plc	129,909

		8,506,400

	Internet & Catalog Retail - 2.10%
4,075	Amazon.com, Inc. (b)	2,916,151
90,698	Groupon, Inc. (a)(b)	294,769
6,630	Netflix, Inc. (a)(b)	606,512
400	The Priceline Group, Inc. (a)(b)	499,364
4,236	TripAdvisor, Inc. (a)(b)	272,375

		4,589,171

	Internet Software & Services - 3.56%
2,756	Akamai Technologies, Inc. (b)	154,143
2,600	Alphabet, Inc. - Class A (b)	1,829,178
2,600	Alphabet, Inc. - Class C (b)	1,799,460
19,947	eBay, Inc. (b)	466,960
20,900	Facebook, Inc. - Class A (b)	2,388,452
4,900	IAC/InterActiveCorp	275,870
14,700	Rackspace Hosting, Inc. (a)(b)	306,642
2,700	VeriSign, Inc. (a)(b)	233,442
10,309	Yelp, Inc. - Class A (b)	312,981

		7,767,128

	IT Services - 4.58%
9,629	Accenture Plc - Class A - ADR (a)	1,090,869
500	Alliance Data Systems Corp. (b)	97,960
8,618	Amdocs Ltd.	497,431
700	Automatic Data Processing, Inc. (a)	64,309
5,351	Booz Allen Hamilton Holding Corp. - Class A	158,604
5,423	Broadridge Financial Solutions, Inc. (a)	353,580
7,048	Cognizant Technology Solutions Corp. - Class A (b)	403,428
3,309	Computer Sciences Corp. (a)	164,292
9,308	CoreLogic, Inc. (b)	358,172
1,128	DST Systems, Inc.	131,333
643	Euronet Worldwide, Inc. (b)	44,489
3,400	Fidelity National Information Services , Inc.	250,512
3,919	First Data Corp. - Class A (b)	43,383
4,800	Fiserv, Inc. (b)	521,904
2,917	Gartner, Inc. (b)	284,145
11,450	Genpact Ltd. (b)	307,318

5,513	Global Payments, Inc. (a)	393,518
9,118	Leidos Holdings, Inc. (a)	436,479
6,441	MasterCard, Inc. - Class A	567,194
1,791	Paychex, Inc.	106,565
6,000	PayPal Holdings, Inc. (b)	219,060
6,017	Sabre Corp.	161,195
13,162	The Western Union Co. (a)	252,447
2,577	T-Mobile USA, Inc. (b)	111,507
8,400	Total System Services, Inc.	446,124
9,000	Vantiv, Inc. - Class A (a)(b)	509,400
13,249	Visa, Inc. - Class A (a)	982,678
2,200	WEX, Inc. (a)(b)	195,074
88,571	Xerox Corp. (a)	840,539

		9,993,509

	Leisure Products - 0.58%
1,600	Brunswick Corp. (a)	72,512
5,239	Hasbro, Inc.	440,024
8,412	Mattel, Inc. (a)	263,212
2,900	Polaris Industries, Inc. (a)	237,104
714	Pool Corp.	67,137
4,058	Vista Outdoor, Inc. (b)	193,688

		1,273,677

	Life Sciences Tools & Services - 1.19%
381	Bio-Rad Laboratories, Inc. - Class A (a)(b)	54,491
11,900	Bruker Corp.	270,606
4,540	Charles River Laboratories (b)	374,277
1,440	Illumina, Inc. (a)(b)	202,147
1,240	Mettler-Toledo International, Inc. (b)	452,501
6,000	QIAGEN NV (b)	130,860
6,253	Quintiles Transnational Holdings, Inc. (b)	408,446
3,100	Thermo Fisher Scientific, Inc.	458,056
3,935	VWR Corp. (b)	113,721
969	Waters Corp. (b)	136,290

		2,601,395

	Machinery - 1.42%
6,972	AGCO Corp. (a)	328,590
12,600	Colfax Corp. (b)	333,396
4,500	Danaher Corp.	454,500
4,784	Donaldson Co., Inc. (a)	164,378
664	Dover Corp.	46,029
2,450	Graco, Inc.	193,526
800	Illinois Tool Works, Inc. (a)	83,328
3,164	Lincoln Electric Holdings, Inc. (a)	186,929
1,299	Nordson Corp. (a)	108,609
1,632	Snap On, Inc.	257,562
1,600	Stanley Black & Decker, Inc.	177,952
4,790	The Timken Co.	146,861
6,353	Toro Co.	560,335
1,481	Xylem, Inc.	66,127

		3,108,122

	Media - 1.88%
828	AMC Networks, Inc. - Class A (a)(b)	50,028
594	Charter Communications, Inc. (b)	135,812
16,300	Comcast Corp. - Class A (a)	1,062,597
2,171	John Wiley & Sons, Inc. - Class A	113,283
3,582	Liberty Interactive Corp. - Class A (b)	90,875
5,600	Liberty Media Corp. - Class A (b)	175,616
6,300	Liberty Media Corp. - Class C (b)	194,481
1,400	Morningstar, Inc.	114,492
29,772	News Corp. - Class A	337,912
27,746	News Corp. - Class B (a)	323,796
1,162	Omnicom Group, Inc.	94,691
5,749	Starz - Class A (b)	172,010
4,517	TEGNA, Inc. (a)	104,659
2,843	The Interpublic Group of Cos., Inc.	65,673
10,997	The Walt Disney Co. (a)	1,075,727

		4,111,652

	Metals & Mining - 0.91%
7,485	Newmont Mining Corp.	292,813
10,000	Nucor Corp. (a)	494,100
7,900	Reliance Steel & Aluminum Co.	607,510
23,700	Steel Dynamics, Inc.	580,650

		1,975,073

	Multiline Retail - 1.26%
1,251	Burlington Stores, Inc. (b)	83,454
10,500	Dillard’s, Inc. - Class A (a)	636,300
4,702	Dollar General Corp.	441,988
12,100	J.C. Penney Co., Inc. (a)(b)	107,448
10,494	Kohl’s Corp. (a)	397,933
9,300	Macy’s, Inc.	312,573
4,200	Nordstrom, Inc. (a)	159,810
8,598	Target Corp. (a)	600,312

		2,739,818

	Multi-Utilities - 0.57%
2,443	Alliant Energy Corp.	96,987
1,412	Ameren Corp.	75,655
1,821	CenterPoint Energy, Inc.	43,704
3,018	CMS Energy Corp.	138,405
1,800	Consolidated Edison, Inc. (a)	144,792
844	Dominion Resources, Inc.	65,773
815	DTE Energy Co.	80,783
3,499	NiSource, Inc.	92,793
1,618	PG&E Corp.	103,423
950	Public Service Enterprise Group, Inc.	44,280
1,670	SCANA Corp.	126,352
1,617	Vectren Corp.	85,167
2,345	WEC Energy Group, Inc. (a)	153,129

		1,251,243

	Oil & Gas - 2.27%
4,970	Chevron Corp. (a)	521,005
28,054	Exxon Mobil Corp. (a)	2,629,782
2,546	Phillips 66	202,000
4,900	Tesoro Corp.	367,108
15,065	Valero Energy Corp.	768,315
9,850	World Fuel Services Corp.	467,776

		4,955,986

	Personal Products - 1.07%
3,781	Coty, Inc. - Class A (a)	98,268
2,593	Edgewell Personal Care Co. (b)	218,875
9,796	Herbalife Ltd. (b)	573,360
3,532	Mead Johnson Nutrition Co.	320,529
13,386	Nu Skin Enterprises, Inc. - Class A (a)	618,299
5,470	The Estee Lauder Cos., Inc. - Class A (a)	497,880

		2,327,211

	Pharmaceuticals - 4.81%
2,319	Abbott Laboratories	91,160
10,522	AbbVie, Inc.	651,417
2,376	Allergan Plc (b)	549,070
15,854	Bristol-Myers Squibb Co. (a)	1,166,062
7,931	Eli Lilly & Co.	624,566
28,804	Johnson & Johnson	3,493,925
9,361	Mallinckrodt Plc (a)(b)	568,961
17,400	Merck & Co., Inc. (a)	1,002,414
6,300	Mylan NV (a)(b)	272,412
934	Perrigo Co. Plc	84,686

51,406	Pfizer, Inc.	1,810,005
4,045	Zoetis, Inc. (a)	191,976

		10,506,654

	Professional Services - 0.66%
3,221	Equifax, Inc.	413,576
6,767	ManpowerGroup, Inc. (a)	435,389
1,547	Nielsen Holdings Plc (a)	80,398
8,000	Robert Half International, Inc.	305,280
1,749	The Dun & Bradstreet Corp.	213,098

		1,447,741

	Real Estate Management & Development - 0.25%
4,600	CBRE Group, Inc. - Class A (a)(b)	121,808
4,274	Jones Lang LaSalle, Inc.	416,501

		538,309

	Road & Rail - 0.20%
304	AMERCO	113,863
4,643	Landstar System, Inc. (a)	318,789

		432,652

	Semiconductor & Semiconductor Equipment - 1.62%
1,893	Applied Materials, Inc.	45,375
985	Broadcom Ltd.	153,069
1,838	First Solar, Inc. (b)	89,106
44,262	Intel Corp. (a)	1,451,794
1,172	Lam Research Corp. (a)	98,518
5,289	Linear Technology Corp. (a)	246,097
15,456	Marvell Technology Group Ltd. - ADR	147,296
1,600	Maxim Integrated Products, Inc.	57,104
7,634	Micron Technology, Inc. (b)	105,044
5,300	NVIDIA Corp. (a)	249,153
13,023	ON Semiconductor Corp. (b)	114,863
2,793	Skyworks Solutions, Inc. (a)	176,741
3,000	Teradyne, Inc. (a)	59,070
8,537	Texas Instruments, Inc. (a)	534,843

		3,528,073

	Software - 4.92%
8,200	Activision Blizzard, Inc.	324,966
2,500	Adobe Systems, Inc. (b)	239,475
1,815	ANSYS, Inc. (a)(b)	164,711
2,458	Autodesk, Inc. (a)(b)	133,076
4,800	CA, Inc.	157,584
17,516	Cadence Design System, Inc. (b)	425,639
1,153	CDK Global, Inc. (a)	63,980
4,800	Citrix Systems, Inc. (b)	384,432
5,087	Electronic Arts, Inc. (a)(b)	385,391
1,814	FactSet Research Systems, Inc. (a)	292,816
4,266	Fortinet, Inc. (b)	134,763
5,589	Intuit, Inc.	623,788
3,200	Jack Henry & Associates, Inc.	279,264
1,572	Manhattan Associates, Inc. (b)	100,812
80,149	Microsoft Corp.	4,101,224
1,500	NetSuite, Inc. (a)(b)	109,200
13,600	Nuance Communications, Inc. (b)	212,568
22,147	Oracle Corp. (a)	906,477
2,844	PTC, Inc. (b)	106,878
2,010	Red Hat, Inc. (a)(b)	145,926
4,800	salesforce.com, Inc. (a)(b)	381,168
1,700	ServiceNow, Inc. (a)(b)	112,880
2,735	Symantec Corp.	56,177
9,316	Synopsys, Inc. (a)(b)	503,809
2,800	Tableau Software, Inc. - Class A (b)	136,976
1,237	Ultimate Software Group, Inc. (a)(b)	260,129

		10,744,109

	Specialty Retail - 5.61%
2,057	Advance Auto Parts, Inc. (a)	332,473
2,351	AutoNation, Inc. (b)	110,450
834	AutoZone, Inc. (a)(b)	662,063
8,000	Bed Bath & Beyond, Inc. (a)	345,760
12,101	Best Buy Co., Inc. (a)	370,291
6,000	Dick’s Sporting Goods, Inc. (a)	270,360
6,617	Foot Locker, Inc. (a)	363,009
21,000	GameStop Corp. - Class A (a)	558,180
15,141	Home Depot, Inc. (a)	1,933,354
4,531	L Brands, Inc.	304,166
14,487	Lowe’s Cos., Inc. (a)	1,146,936
2,260	O’Reilly Automotive, Inc. (a)(b)	612,686
1,263	Penske Automotive Group, Inc.	39,734
11,236	Ross Stores, Inc.	636,969
11,550	Sally Beauty Holdings, Inc. (a)(b)	339,685
1,751	Sherwin-Williams Co.	514,216
800	Signet Jewelers Ltd.	65,928
43,038	Staples, Inc.	370,988
14,457	The Gap, Inc. (a)	306,777
9,827	The Michaels Cos., Inc. (b)	279,480
10,749	The TJX Cos., Inc.	830,145
3,300	Tiffany & Co. (a)	200,112
4,734	Tractor Supply Co.	431,646
2,447	Ulta Salon, Cosmetics & Fragrance, Inc. (a)(b)	596,187
11,200	Urban Outfitters, Inc. (b)	308,000
6,100	Williams Sonoma, Inc. (a)	317,993

		12,247,588

	Technology Hardware, Storage & Peripherals - 3.63%
51,189	Apple, Inc.	4,893,668
11,100	EMC Corp.	301,587
29,799	HP, Inc.	373,978
8,717	International Business Machines Corp. (a)	1,323,066
2,600	Lexmark International, Inc. - Class A	98,150
2,038	NCR Corp. (a)(b)	56,595
3,499	NetApp, Inc.	86,041
18,400	Teradata Corp. (b)	461,288
7,154	Western Digital Corp. (a)	338,098

		7,932,471

	Textiles, Apparel & Luxury Goods - 2.05%
3,042	Carter’s, Inc.	323,882
8,409	Coach, Inc. (a)	342,583
3,396	Hanesbrands, Inc. (a)	85,341
2,708	Kate Spade & Co. (a)(b)	55,812
6,076	lululemon athletica, Inc. (a)(b)	448,773
8,645	Michael Kors Holdings Ltd. (b)	427,755
17,413	NIKE, Inc. - Class B (a)	961,197
6,066	PVH Corp.	571,599
3,000	Ralph Lauren Corp. (a)	268,860
11,833	Skechers U.S.A., Inc. - Class A (a)(b)	351,677
4,192	Under Armour, Inc. - Class A (a)(b)	168,225
4,222	Under Armour, Inc. - Class C (a)(b)	153,672
5,245	VF Corp.	322,515

		4,481,891

	Thrifts & Mortgage Finance - 0.11%
13,600	TFS Financial Corp.	234,192

	Tobacco - 1.39%
18,000	Altria Group, Inc.	1,241,280
12,657	Philip Morris International, Inc.	1,287,470
9,274	Reynolds American, Inc.	500,147

		3,028,897

	Trading Companies & Distributors - 0.99%
10,669	Fastenal Co. (a)	473,597
3,500	HD Supply Holdings, Inc. (a)(b)	121,870
4,105	MSC Industrial Direct Co., Inc. - Class A	289,649
1,593	W.W. Grainger, Inc. (a)	362,009
2,972	Watsco, Inc. (a)	418,131
9,651	WESCO International, Inc. (a)(b)	496,930

		2,162,186

	Water Utilities - 0.11%
1,660	American Water Works Co., Inc. (a)	140,287
2,820	Aqua America, Inc.	100,561

		240,848

	Total Common Stocks (Cost $175,190,754)	203,950,931

	INVESTMENT COMPANIES - 3.39%
	Exchange Traded Funds - 3.39%
38,519	Vanguard S&P 500 ETF	7,404,122

	Total Investment Companies (Cost $7,075,000)	7,404,122

	REAL ESTATE INVESTMENT TRUSTS - 3.89%
	Real Estate Investment Trusts - 3.89%

838	American Campus Communities, Inc.	44,305
1,166	American Tower Corp.	132,469
5,942	Annaly Capital Management, Inc.	65,778
1,424	Apartment Investment & Management Co. - Class A (a)	62,884
243	AvalonBay Communities, Inc.	43,835
2,678	Brandywine Realty Trust	44,990
499	Camden Property Trust	44,122
26,474	Chimera Investment Corp.	415,642
4,100	Corrections Corp. of America	143,582
1,061	Crown Castle International Corp.	107,617
2,935	CubeSmart	90,633
1,877	CyrusOne, Inc.	104,474
2,281	DCT Industrial Trust, Inc.	109,579
1,437	Digital Realty Trust, Inc. (a)	156,619
1,888	Douglas Emmett, Inc.	67,062

4,492	Duke Realty Corp.	119,757
1,415	EPR Properties (a)	114,162
924	Equinix, Inc.	358,262
3,676	Equity LifeStyle Properties, Inc.	294,264
2,071	Equity One, Inc.	66,645
2,044	Equity Residential (a)	140,791
3,592	Extra Space Storage, Inc.	332,404
398	Federal Realty Investment Trust	65,889
1,926	Forest City Realty Trust, Inc. - Class A	42,969
1,961	Healthcare Trust of America, Inc. - Class A	63,419
1,267	Highwoods Properties, Inc.	66,898
6,236	Hospitality Property Trust	179,597
12,800	Host Hotels & Resorts, Inc. (a)	207,488
1,111	Iron Mountain, Inc.	44,251
2,903	Kimco Realty Corp. (a)	91,096
6,454	Lamar Advertising Co. - Class A	427,900
2,245	Macerich Co. (a)	191,700
49,019	MFA Financial, Inc. (a)	356,368
2,400	Mid-American Apartment Communities, Inc.	255,360
1,640	National Retail Properties, Inc.	84,821
3,091	Prologis, Inc.	151,583
2,656	Public Storage (a)	678,847
1,824	Realty Income Corp. (a)	126,513
1,432	Regency Centers Corp.	119,901
3,469	Simon Property Group, Inc. (a)	752,426
609	Sovran Self Storage, Inc.	63,896
11,300	Starwood Property Trust, Inc. (a)	234,136
2,294	STORE Capital Corp.	67,558
4,857	Taubman Centers, Inc.	360,389
50,797	Two Harbors Investment Corp.	434,822
4,700	UDR, Inc. (a)	173,524
1,509	Ventas, Inc.	109,885
1,083	Weingarten Realty Investors	44,208
630	WP Carey, Inc.	43,735

	Total Real Estate Investment Trusts (Cost $7,585,137)	8,499,055

	SHORT TERM INVESTMENTS - 2.45%
	Money Market Funds - 2.45%
5,341,493	Federated Prime Obligations Fund - Class IS Effective Yield, 0.37% (c)	5,341,493

	Total Short Term Investments (Cost $5,341,493)	5,341,493

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 33.03%
	Money Market Funds - 33.03%
72,097,967	Mount Vernon Prime Portfolio Effective Yield, 0.56% (c)	72,097,967

	Total Investments Purchased as Securities Lending Collateral (Cost $72,097,967)	72,097,967

	Total Investments (Cost $267,290,351) - 136.19%	297,293,568
	Liabilities in Excess of Other Assets - (36.19)%	(79,001,075)

	TOTAL NET ASSETS - 100.00%	$218,292,493

Percentages are stated as a percent of net assets.

ADR -	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2016

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$267,290,351

Gross unrealized appreciation	38,987,435
Gross unrealized depreciation	(8,984,218)

Net unrealized appreciation	$30,003,217

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Emerging Markets Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 85.67%
	Brazil - 5.23%
109,380	Ambev SA	$648,660
31,712	Banco Bradesco SA	267,038
103,176	Banco do Brasil SA	546,024
46,126	Banco Santander Brasil SA	261,337
38,220	BB Seguridade Participacoes SA	332,074
59,878	BM&F Bovespa SA	332,169
25,051	CETIP SA	340,403
20,050	Cia de Saneamento Basico do Estado de Sao Paulo	179,821
99,869	Cia Siderurgica Nacional SA (a)	241,877
64,262	EDP - Energias do Brasil SA	272,468
38,793	Embraer SA	210,371
23,755	Equatorial Energia SA	360,359
25,611	Hypermarcas SA	185,367
39,191	Lojas Renner SA	290,001
19,736	Natura Cosmeticos SA	156,608
44,888	Raia Drogasil SA	887,056
70,297	Sul America SA	341,605
15,064	Ultrapar Participacoes SA	332,953

		6,186,191

	Cayman Islands - 0.41%
7,796	TAL Education Group - ADR (a)	483,820

	Chile - 0.44%
1,167,476	Banco de Chile	124,848
33,799	Cia Cervecerias Unidas SA	396,013

		520,861

	China - 15.57%
967,067	Agricultural Bank of China Ltd. - Series H	355,324
19,912	Alibaba Group Holding Ltd. - ADR (a)(b)	1,583,601
166,582	ANTA Sports Products Ltd.	335,686
5,264	Baidu, Inc. - ADR (a)	869,350
2,321,394	Bank of China Ltd. - Series H	932,987
384,000	Bank of Communications Co., Ltd. - Series H	244,267
569,672	China Cinda Asset Management Co., Ltd. - Series H	193,172
420,000	China CITIC Bank Corp. Ltd. - Series H	256,909
886,000	China Communications Services Corp. Ltd. - Series H	464,363
2,670,582	China Construction Bank Corp. - Series H	1,780,312
347,000	China Everbright Bank Co., Ltd. - Series H	159,403
963,186	China Huishan Dairy Holdings Co., Ltd.	393,244
86,156	China Life Insurance Company Ltd. - Series H	185,763
114,899	China Mengniu Dairy Co., Ltd.	201,006
124,289	China Merchants Bank Co., Ltd. - Series H	280,411
191,873	China Minsheng Banking Corp. Ltd. - Series H	186,393
835,981	China Petroleum & Chemical Corp. - Series H	604,096
508,201	China Southern Airlines Co., Ltd. - Series H	287,516
119,100	China Vanke Co., Ltd. - Series H	235,200
888,854	Chongqing Rural Commercial Bank Co., Ltd. - Series H	452,705
790,972	Country Garden Holdings Co., Ltd.	334,510
5,710	Ctrip.com International, Ltd. - ADR (a)(b)	235,252
191,671	Dongfeng Motor Group Co., Ltd. - Series H	202,031
1,407,911	Evergrande Real Estate Group Ltd.	868,561
82,926	GF Securities Co., Ltd. - Series H	190,194
171,706	Guangzhou Automobile Group Co., Ltd. - Series H	206,047
318,400	Guangzhou R&F Properties Co., Ltd. - Series H	403,637
114,484	Haier Electronics Group Co., Ltd.	174,923
5,213	JD.com, Inc. - ADR (a)	110,672
65,000	Kingsoft Corp., Ltd.	126,292
260,433	Luye Pharma Group Ltd. (a)	160,358
3,394	NetEase.com, Inc. - ADR (b)	655,789
46,835	New China Life Insurance Co., Ltd. - Series H	167,697
11,604	New Oriental Education & Technology Group, Inc. - ADR	485,975
1,047,172	People’s Insurance Co. of China, Ltd. - Series H	403,143

306,000	PetroChina Co. - Series H 210,907
247,689	PICC Property & Casualty Co., Ltd. - Series H	390,517
140,271	Ping An Insurance Group Co. of China, Ltd. - Series H	621,495
4,522	Qihoo 360 Technology Co., Ltd. - ADR (a)(b)	330,332
76,000	Shenzhou International Group Holdings Ltd.	367,511
214,392	Shimao Property Holdings Ltd.	272,579
376,500	Sino-Ocean Land Holdings Ltd.	163,911
378,622	Sinopec Shanghai Petrochemical Co., Ltd. - Series H	174,210
320,144	Sinotrans Ltd. - Series H	142,932
438,986	Sun Art Retail Group Ltd.	308,689
23,886	Vipshop Holdings Ltd. - ADR (a)	266,807
283,799	Want Want China Holdings, Ltd.	200,907
215,465	Weichai Power Co., Ltd. - Series H	221,849

		18,399,435

	Colombia - 0.13%
11,530	Grupo de Inversiones Suramericana	151,503

	Czech Republic - 0.16%
20,792	O2 Czech Republic AS	185,021

	Egypt - 0.16%
43,369	Commercial International Bank Egypt SAE (d)	195,244

	Hong Kong - 10.53%
31,055	AAC Technologies Holdings, Inc.	265,493
658,079	Belle International Holdings Ltd.	387,322
518,000	China Jinmao Holdings Group Ltd.	146,570
200,833	China Mobile Ltd.	2,320,468
98,931	China Overseas Land & Investment Ltd.	315,377
145,872	China Resources Beer Holdings Co., Ltd.	318,839
81,360	China Resources Land Ltd.	191,721
79,964	China Resources Power Holdings Co., Ltd.	120,006
88,252	China Taiping Insurance Holdings Co., Ltd. (a)	166,078
466,892	China Telecom Corp. Ltd. - Series H	209,969
144,356	China Unicom Hong Kong Ltd.	150,526
234,800	CSPC Pharmaceutical Group Ltd.	209,785
462,029	Geely Automobile Holdings Ltd.	252,010
2,237,858	Industrial & Commercial Bank of China Ltd. - Series H	1,247,984
310,000	Kunlun Energy Co., Ltd.	257,977
110,331	Longfor Properties Co., Ltd.	143,949
119,393	New World China Land Ltd. (d)	119,268
516,847	Nine Dragons Paper Holdings Ltd.	396,262
724,588	Sino Biopharmaceutical Ltd.	475,564
625,000	Sunac China Holdings Ltd.	389,882
178,130	Tencent Holdings Ltd.	4,086,244
136,824	Tingyi Holding Corp.	129,923
75,588	TravelSky Technology Ltd. - Series H	146,128

		12,447,345

	Hungary - 0.66%
5,335	MOL Hungarian Oil and Gas Plc	308,849
10,154	OTP Bank Plc	227,220
12,237	Richter Gedeon Nyrt	243,395

		779,464

	Indonesia - 2.11%
6,247,035	Adaro Energy Tbk PT	405,985
52,072	Gudang Garam Tbk PT	272,450
642,300	Hanjaya Mandala Sampoerna Tbk PT	184,912
1,679,800	Kalbe Farma Tbk PT	195,484
213,332	Matahari Department Store Tbk PT	325,141
656,400	Surya Citra Media Tbk PT	164,944
1,167,838	Telekomunikasi Indonesia Persero Tbk PT	355,310

97,749	Unilever Indonesia Tbk PT	334,080
1,303,719	Waskita Karya Persero Tbk PT	253,091

		2,491,397

	Malaysia - 2.39%
482,887	AirAsia Bhd	312,652
375,353	Astro Malaysia Holdings Bhd	272,904
32,121	British American Tobacco Malaysia Bhd	419,888
339,440	DiGi.Com Bhd	402,869
92,410	Genting Bhd	188,230
115,993	Genting Malaysia Bhd	128,249
205,917	HAP Seng Consolidated Bhd	394,315
76,224	IHH Healthcare Bhd	124,878
100,451	Maxis Communications Bhd	146,880
75,307	Petronas Dagangan Bhd	436,797

		2,827,662

	Mexico - 4.58%
119,441	Alfa SAB de CV - Series A	205,334
660,584	America Movil SAB de CV - Series L	406,123
31,900	Arca Continental SAB de CV	228,940
449,294	Cemex SAB de CV (a)	277,943
17,078	Coca-Cola Femsa SAB de CV - Series L	141,518
14,700	El Puerto de Liverpool SAB de CV	155,535
64,938	Fomento Economico Mexicano SAB de CV	601,232
102,459	Gentera SAB de CV	183,537
38,866	Gruma SAB de CV - Series B	559,099
46,880	Grupo Aeroportuario del Pacifico SAB de CV - Series B	481,940
15,581	Grupo Aeroportuario del Sureste SAB de CV - Series B	248,273
168,733	Grupo Bimbo SAB de CV - Series A	529,201
39,714	Grupo Financiero Banorte SAB de CV - Series O	221,959
123,643	Grupo Lala SAB de CV	272,612
86,163	Kimberly-Clark de Mexico SAB de CV - Series A	203,548
292,190	Wal-Mart de Mexico SAB de CV	702,884

		5,419,678

	Peru - 0.25%
1,882	CREDICORP Ltd.	290,449

	Philippines - 0.85%
8,702	Globe Telecom, Inc.	439,892
26,432	Jollibee Foods Corp.	136,318
1,806,096	Metro Pacific Investments Corp.	268,959
35,078	Universal Robina Corp.	155,578

		1,000,747

	Poland - 1.51%
6,027	CCC SA	244,936
33,740	Eurocash SA	395,352
8,595	Grupa Azoty SA	150,264
38,396	Grupa Lotos SA (a)	297,014
174	LPP SA	223,239
15,493	Polski Koncern Naftowy Orlen SA	272,142
143,078	Polskie Gornictwo Naftowe i Gazownictwo SA	203,977

		1,786,924

	Qatar - 0.19%
24,835	Barwa Real Estate Co.	225,760

	Republic of Korea - 14.22%
1,878	Amorepacific Corp.	707,986
2,504	AMOREPACIFIC Group	367,447
2,386	BGF retail Co., Ltd.	444,261
31,898	BNK Financial Group, Inc.	224,796
2,766	Celltrion, Inc. (a)	232,527
11,244	Cheil Worldwide, Inc.	165,960
4,346	Coway Co., Ltd.	395,714
13,058	Daewoo International Corp.	286,833
35,743	DGB Financial Group, Inc.	270,657
2,646	GS Retail Co., Ltd.	125,819
16,067	Hana Financial Group, Inc.	326,656
813	Hanmi Pharm Co., Ltd.	503,165
2,926	Hanmi Science Co., Ltd.	393,396
2,128	Hanssem Co., Ltd.	296,378
25,274	Hanwha Chemical Corp.	528,084
12,429	Hanwha Corp.	386,120
2,381	Hotel Shilla Co., Ltd.	141,267
3,915	Hyundai Development Co.-Engineering & Construction	135,822
8,076	Hyundai Engineering & Construction Co., Ltd.	236,278
20,385	Industrial Bank of Korea	198,621
8,727	KB Financial Group, Inc.	248,161
8,759	Korea Electric Power Corp.	459,777
10,976	Korea Gas Corp.	381,606
12,713	Korean Air Lines Co., Ltd. (a)	287,564
636	LG Chemical Ltd.	145,243
4,150	LG Electronics, Inc.	195,451
716	LG Household & Health Care Ltd.	699,214
2,880	LG Innotek Co., Ltd.	198,598

47,914	LG Uplus Corp.	455,071
1,188	Lotte Chemical Co.	295,678
899	Naver Corp.	556,945
2,736	POSCO	484,684
3,847	S-1 Corp.	360,678
3,140	Samsung Electronics Co., Ltd.	3,910,403
4,764	Shinhan Financial Group Co., Ltd.	156,588
9,633	SK Hynix, Inc.	274,126
4,802	SK Innovation Co., Ltd.	591,675
1,269	SK Telecom Co., Ltd.	238,403
2,766	S-Oil Corp.	183,300
37,917	Woori Bank	315,256

		16,806,208

	Russian Federation - 3.66%
207,796	Gazprom PAO	897,880
12,133	Lukoil PJSC - ADR	506,310
6,164	Magnit PJSC	205,502
16,920	MegaFon PJSC	176,693
29,266	Mobile TeleSystems PJSC - ADR	242,323
99,913	Rosneft OAO	514,032
78,163	Sberbank of Russia PJSC	685,526
17,828	Sberbank of Russia PJSC - ADR	155,638
14,293	Severstal PAO	157,393
39,239	Surgutneftegas OAO	200,229
16,674	Tatneft PAO	514,708
2,363	Tatneft PAO - ADR	72,615

		4,328,849

	South Africa - 6.57%
16,466	Barclays Africa Group Ltd.	161,501
11,897	Bid Corp. Ltd. (a)	222,948
82,951	Brait SE	790,719
7,517	Capitec Bank Holdings Ltd.	304,924
54,617	Coronation Fund Managers Ltd.	247,754
69,544	Exxaro Resources Ltd.	320,404
54,410	FirstRand Ltd.	166,053
47,355	Gold Fields Ltd.	229,894
23,214	Liberty Holdings Ltd.	189,462
25,853	Massmart Holdings Ltd.	220,839
25,646	Mr. Price Group Ltd.	360,334
17,701	MTN Group Ltd.	172,025
8,593	Naspers Ltd. - N Shares	1,312,109
12,669	Nedbank Group Ltd.	160,823
67,927	Pick n Pay Stores Ltd.	330,742
20,434	Pioneer Foods Group Ltd.	239,776
72,699	Sappi Ltd. (a)	338,445
15,975	Shoprite Holdings Ltd.	180,931
63,117	Sibanye Gold Ltd.	214,904
20,668	Standard Bank Group Ltd.	180,006
26,291	Steinhoff International Holdings NV	150,823
46,929	Telkom SA SOC Ltd.	211,753
14,064	The SPAR Group Ltd.	192,893
37,293	Truworths International Ltd.	217,024
30,255	Vodacom Group Ltd.	344,746
53,405	Woolworths Holdings Ltd.	305,800

		7,767,632

	Taiwan - 11.83%
311,547	Acer, Inc. (a)	147,168
40,671	Advantech Co., Ltd.	310,127
1,633,030	AU Optronics Corp.	565,335
17,632	Catcher Technology Co., Ltd.	131,467
1,085,261	China Airlines Ltd.	326,642
338,011	China Life Insurance Co., Ltd.	263,134
116,546	Chunghwa Telecom Co., Ltd.	421,508
358,117	Compal Electronics, Inc.	226,547
31,079	Delta Electronics, Inc.	151,644
24,939	Eclat Textile Co., Ltd.	241,854
427,228	Eva Airways Corp. (a)	195,064
71,617	Far EasTone Telecommunications Co., Ltd.	173,413
73,371	Feng TAY Enterprise Co., Ltd.	305,048
68,729	Formosa Chemicals & Fibre Corp.	173,521

83,756	Formosa Petrochemical Corp.	228,363
65,800	Formosa Plastics Corp.	159,572
65,800	Foxconn Technology Co., Ltd.	155,433
287,206	Fubon Financial Holding Co., Ltd.	338,625
365,364	Hon Hai Precision Industry Co., Ltd.	941,282
1,509,850	Innolux Corp.	510,157
3,304	Largan Precision Co., Ltd.	305,565
18,648	MediaTek, Inc.	142,500
80,091	Nan Ya Plastics Corp.	152,575
44,520	Nien Made Enterprise Co., Ltd. (a)	406,170
41,878	Novatek Microelectronics Corp.	156,954
107,426	Pou Chen Corp.	144,597
57,781	Powertech Technology, Inc.	129,012
72,902	President Chain Store Corp.	569,609
336,890	Ruentex Development Co., Ltd.	394,064
158,385	Standard Foods Corp.	389,771
16,714	TaiMed Biologics, Inc. (a)	112,667
48,927	Taiwan Mobile Co.	171,012
771,659	Taiwan Semiconductor Manufacturing Co., Ltd.	3,888,928
270,433	Uni-President Enterprises Corp.	534,117
740,513	Wistron Corp.	518,015

		13,981,460

	Thailand - 1.99%
82,716	Advanced Info Service PCL	372,594
16,848	Airports Of Thailand PCL	187,340
245,448	Bangkok Dusit Medical Services PCL	167,306
270,672	BEC World PCL	176,126
35,908	Bumrungrad Hospital PCL	186,984
594,928	Home Product Center PCL	168,186
1,051,187	IRPC PCL	142,927
66,750	PTT Exploration & Production PCL	160,311
81,744	PTT Global Chemical PCL	138,723
36,542	PTT PCL	327,728
186,500	Thai Oil PCL	319,709

		2,347,934

	Turkey - 1.78%
28,939	BIM Birlesik Magazalar AS	564,378
172,912	Petkim Petrokimya Holding AS	231,046
16,747	Tofas Turk Otomobil Fabrikasi AS	137,701
6,604	Tupras Turkiye Petroleum Rafinerileri AS - Series C	146,608
106,305	Turk Hava Yollari AO (a)	211,765
67,642	Turk Telekomunikasyon AS	142,578
55,209	Turkiye Halk Bankasi AS	164,309
145,482	Turkiye Is Bankasi - Series C	231,108
100,455	Turkiye Vakiflar Bankasi TAO	157,755
84,491	Yapi ve Kredi Bankasi AS (a)	117,142

		2,104,390

	United Arab Emirates - 0.45%
102,276	Emirates Telecommunications Group Co. PJSC	527,677

	Total Common Stocks (Cost $96,491,806)	101,255,651

	INVESTMENT COMPANIES - 8.98%
	China - 1.62%
55,606	iShares MSCI Emerging Markets ETF	1,910,622

	India - 7.36%
311,609	iShares MSCI India ETF (b)	8,700,123

	Total Investment Companies (Cost $10,968,086)	10,610,745

	PREFERRED STOCKS - 4.46%
	Brazil - 2.89%
59,365	Banco Bradesco SA	465,155
30,594	Braskem SA - Series A	180,956
182,009	Centrais Eletricas Brasileiras SA (a)	992,684
13,444	Cia Brasileira de Distribuicao Grupo Pao de Acucar	194,987
170,772	Cia Energetica de Minas Gerais	384,360
310,971	Gerdau SA	570,189
66,944	Itau Unibanco Holding SA	630,615

		3,418,946

	Comlumbia - 0.14%
426,265	Grupo Aval Acciones y Valores SA	170,747

	Republic of Korea - 1.43%
2,788	Amorepacific Corp.	601,909
1,114	LG Household & Health Care Ltd.	641,478
430	Samsung Electronics Co., Ltd.	443,583

		1,686,970

	Total Preferred Stocks (Cost $3,685,227)	5,276,663

	REAL ESTATE INVESTMENT TRUSTS - 0.60%
	South Africa - 0.60%
20,351	Hyprop Investments Ltd.	179,161
197,579	Redefine Properties Ltd.	151,653
42,117	Resilient REIT Ltd.	377,349

	Total Real Estate Investment Trusts (Cost $703,810)	708,163

	SHORT TERM INVESTMENTS - 0.83%
	Money Market Funds - 0.83%
987,102	Federated Prime Obligations Fund - Class IS
	Effective Yield, 0.37% (c)	987,102

	Total Short Term Investments (Cost $987,102)	987,102

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 8.55%
	Money Market Funds - 8.55%
10,109,263	Mount Vernon Prime Portfolio
	Effective Yield, 0.56% (c)	10,109,263

	Total Investments Purchased as Securities Lending Collateral (Cost $10,109,263)	10,109,263

	Total Investments (Cost $122,945,294) - 109.09%	128,947,587
	Liabilities in Excess of Other Assets - (9.09)%	(10,745,908)

	TOTAL NET ASSETS - 100.00%	$118,201,679

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of June 30, 2016.
(d)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $314,512, which represents 0.27% of total net assets.

GuideMark® Emerging Markets Fund
Schedule of Investments by Industry
June 30, 2016 (Unaudited)

COMMON STOCKS
Aerospace & Defense	0.18%
Air Freight & Logistics	0.12%
Airlines	1.37%
Automobiles	0.67%
Banks	10.22%
Beverages	1.71%
Biotechnology	0.29%
Capital Markets	1.49%
Chemicals	1.82%
Commercial Services & Supplies	0.31%
Construction & Engineering	0.53%
Construction Materials	0.24%
Consumer Finance	0.16%
Diversified Consumer Services	0.82%
Diversified Financial Services	1.06%
Diversified Telecommunication Services	2.07%
Electric Utilities	0.92%
Electronic Equipment, Instruments & Components	2.49%
Food & Staples Retailing	4.80%
Food Products	3.05%
Health Care Providers & Services	0.41%
Hotels, Restaurants & Leisure	0.58%
Household Durables	1.82%
Household Products	0.59%
Independent Power and Renewable Electricity Producers	0.10%
Industrial Conglomerates	0.83%
Insurance	2.59%
Internet & Catalog Retail	0.32%
Internet Software & Services	6.84%
IT Services	0.12%
Machinery	0.19%
Media	1.77%
Metals & Mining	1.12%
Multiline Retail	0.91%
Oil & Gas	7.47%
Paper & Forest Products	0.62%
Personal Products	1.20%
Pharmaceuticals	1.85%
Real Estate Management & Development	3.56%
Semiconductor & Semiconductor Equipment	7.19%
Software	0.11%
Specialty Retail	1.29%
Technology Hardware, Storage & Peripherals	1.26%
Textiles, Apparel & Luxury Goods	1.37%
Thrifts & Mortgage Finance	0.36%
Tobacco	0.39%
Trading Companies & Distributors	0.24%
Transportation Infrastructure	0.78%
Water Utilities	0.15%
Wireless Telecommunication Services	5.32%

TOTAL COMMON STOCKS	85.67%

INVESTMENT COMPANIES
Exchange Traded Funds	8.98%

TOTAL INVESTMENT COMPANIES	8.98%

PREFERRED STOCKS
Banks	1.07%
Chemicals	0.15%
Electric Utilities	1.17%
Food & Staples Retailing	0.16%
Metals & Mining	0.48%
Personal Products	1.05%
Semiconductor & Semiconductor Equipment	0.38%

TOTAL PREFERRED STOCKS	4.46%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.60%

TOTAL REAL ESTATE INVESTMENT TRUSTS	0.60%

SHORT TERM INVESTMENTS
Money Market Funds	0.83%

TOTAL SHORT TERM INVESTMENTS	0.83%

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL
Money Market Funds	8.55%

TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL	8.55%

TOTAL INVESTMENTS	109.09%
Liabilities in Excess of Other Assets	(9.09)%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$122,945,294

Gross unrealized appreciation	13,259,456
Gross unrealized depreciation	(7,257,163)

Net unrealized appreciation	$6,002,293

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Small/Mid Cap Core Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 85.87%
	Aerospace & Defense - 0.98%
647	AeroVironment, Inc. (a)	$17,987
706	BE Aerospace, Inc. (b)	32,599
1,992	BWX Technologies, Inc.	71,254
500	Cubic Corp.	20,080
861	Curtiss-Wright Corp.	72,539
1,748	DigitalGlobe, Inc. (a)	37,390
1,749	Ducommun, Inc. (a)	34,595
2,128	Engility Holdings, Inc. (a)	44,943
570	Esterline Technologies Corp. (a)	35,363
437	HEICO Corp. (b)	29,196
532	HEICO Corp. - Class A	28,542
899	Huntington Ingalls Industries, Inc.	151,059
927	KLX, Inc. (a)	28,737
6,936	Kratos Defense & Security Solutions, Inc. (a)	28,438
693	Moog, Inc. - Class A (a)	37,367
1,195	Orbital ATK, Inc.	101,742
2,488	Spirit AeroSystems Holdings, Inc. - Class A (a)	106,984
2,300	TASER International, Inc. (a)(b)	57,224
300	Teledyne Technologies, Inc. (a)	29,715
553	Triumph Group, Inc. (b)	19,631
1,000	Vectrus, Inc. (a)	28,490

		1,013,875

	Air Freight & Logistics - 0.19%
2,400	Air Transport Services Group, Inc. (a)	31,104
874	Atlas Air Worldwide Holdings, Inc. (a)	36,201
1,993	Echo Global Logistics, Inc. (a)	44,683
600	Hub Group, Inc. - Class A (a)	23,022
705	Park-Ohio Holdings Corp.	19,938
14,304	Radiant Logistics, Inc. (a)	42,912

		197,860

	Airlines - 0.43%
2,691	Alaska Air Group, Inc.	156,858
253	Allegiant Travel Co.	38,329
581	Copa Holdings SA - Class A (b)	30,363
1,770	Hawaiian Holdings, Inc. (a)	67,189
5,403	JetBlue Airways Corp. (a)(b)	89,474
1,200	SkyWest, Inc.	31,752
593	Virgin America, Inc. (a)	33,333

		447,298

	Auto Components - 0.92%
1,700	American Axle & Manufacturing Holdings, Inc. (a)	24,616
1,400	Cooper Tire & Rubber Co.	41,748
567	Cooper-Standard Holding, Inc. (a)	44,787
2,343	Dana Holding Corp.	24,742
1,075	Dorman Products, Inc. (a)(b)	61,490
1,042	Drew Industries, Inc.	88,403
1,166	Fox Factory Holding Corp. (a)	20,254
2,556	Gentex Corp. (b)	39,490
917	Gentherm, Inc. (a)	31,407
4,706	Goodyear Tire & Rubber Co. (b)	120,756
1,650	Horizon Global Corp. (a)	18,728
1,522	Lear Corp.	154,879

1,227	Metaldyne Performance Group, Inc.	16,871
6,368	Spartan Motors, Inc.	39,864
1,181	Standard Motor Products, Inc.	46,980
2,913	Stoneridge, Inc. (a)	43,520
830	Superior Industries International, Inc.	22,227
500	Tenneco, Inc. (a)(b)	23,305
473	Visteon Corp. (b)	31,128
561	WABCO Holdings, Inc. (a)	51,371

		946,566

	Automobiles - 0.12%
1,522	Thor Industries, Inc. (b)	98,534
1,006	Winnebago Industries, Inc.	23,058

		121,592

	Banks - 5.94%
726	1st Source Corp.	23,515
1,500	Access National Corp.	29,265
788	ACNB Corp.	19,787
737	American National Bankshares, Inc.	18,558
784	Ameris Bancorp	23,285
1,092	Arrow Financial Corp.	33,077
2,314	Associated Banc-Corp.	39,685
959	Avenue Financial Holdings, Inc. (a)	18,844
1,100	Banco Latinoamericano de Comercio Exterior SA - Class E	29,150
929	BancorpSouth, Inc.	21,079
1,192	Bank Hawaii Corp.	82,010
1,956	Bank of the Ozarks, Inc. (b)	73,389
2,398	BankUnited, Inc.	73,667
889	Bankwell Financial Group, Inc.	19,611
600	Bar Harbor Bankshares	21,060
2,633	BBCN Bancorp, Inc.	39,284
831	BOK Financial Corp. (b)	52,104
955	Bridge Bancorp, Inc.	27,122
701	C&F Financial Corp.	31,377
674	Camden National Corp.	28,308
680	Capital Bank Financial Corp. - Class A	19,584
1,621	Capital City Bank Group, Inc.	22,564
1,618	Cardinal Financial Corp.	35,499
1,089	Carolina Financial Corp.	20,343
4,903	Cascade Bancorp (a)	27,163
1,810	Cathay General Bancorp	51,042
1,300	CenterState Banks, Inc.	20,475
1,445	Central Valley Community Bancorp	20,230
497	Century Bancorp, Inc. - Class A	21,038
866	Chemical Financial Corp. (b)	32,293
646	Chemung Financial Corp. (b)	18,960
1,222	Citizens & Northern Corp.	24,709
801	City Holding Co.	36,421
1,400	CNB Financial Corp.	24,920
1,505	Codorus Valley Bancorp, Inc.	30,657
1,087	Columbia Banking System, Inc.	30,501
2,327	Commerce Bancshares, Inc.	111,463
632	Community Bank Systems, Inc. (b)	25,969
800	Community Trust Bancorp, Inc.	27,728
1,719	ConnectOne Bancorp, Inc.	26,971
1,066	CU Bancorp (a)	24,230
1,137	Cullen Frost Bankers, Inc. (b)	72,461
1,606	Customers Bancorp, Inc. (a)(b)	40,359
2,220	CVB Financial Corp.	36,386
867	Eagle Bancorp, Inc. (a)	41,711
3,064	East West Bancorp, Inc.	104,728
1,279	Enterprise Financial Services Corp.	35,671

4,131	F.N.B. Corp. (b)	51,803
800	Farmers Capital Bank Corp.	21,880
2,085	Farmers National Banc Corp.	18,348
800	FCB Financial Holdings, Inc. - Class A (a)	27,200
2,000	Fidelity Southern Corp.	31,340
1,064	Financial Institutions, Inc.	27,738
1,382	First Bancorp	24,296
1,473	First Bancorp, Inc.	31,728
6,534	First BanCorp. (a)	25,940
1,236	First Busey Corp.	26,438
1,459	First Business Financial Services, Inc.	34,243
200	First Citizens BancShares, Inc. - Class A	51,782
3,300	First Commonwealth Financial Corp.	30,360
1,300	First Community Bancshares, Inc.	29,172
1,635	First Financial Bancorp	31,801
1,840	First Financial Bankshares (b)	60,334
532	First Financial Corp.	19,482
3,301	First Horizon National Corp.	45,488
980	First Interstate BancSystem, Inc. - Class A	27,538
1,200	First Merchants Corp.	29,916
816	First Mid-Illinois Bancshares, Inc.	20,400
1,978	First Midwest Bancorp, Inc.	34,734
2,749	First NBC Bank Holding Co. (a)	46,156
6,563	First Niagara Financial Group, Inc.	63,924
1,500	First Northwest Bancorp (a)	19,110
3,868	FirstMerit Corp. (b)	78,404
700	Franklin Financial Network, Inc. (a)	21,952
3,916	Fulton Financial Corp. (b)	52,866
708	German American Bancorp, Inc.	22,635
1,316	Glacier Bancorp, Inc. (b)	34,979
800	Great Southern Bancorp, Inc.	29,576
1,000	Hancock Holding Co.	26,110
1,199	Hanmi Financial Corp.	28,165
1,244	Heartland Financial U.S.A., Inc.	43,901
2,719	Heritage Commerce Corp.	28,631
2,453	Hilltop Holdings, Inc. (a)	51,488
3,562	Home Bancshares, Inc. (b)	70,492
1,486	HomeTrust Bancshares, Inc. (a)	27,491
921	Horizon Bancorp	23,154
16,600	Huntington Bancshares, Inc. (b)	148,404
482	IBERIABANK Corp.	28,790
1,941	Independent Bank Corp.	28,164
1,540	International Bancshares Corp. (b)	40,179
3,939	Investors Bancorp, Inc. (b)	43,644
2,249	Lakeland Bancorp, Inc.	25,594
700	Lakeland Financial Corp.	32,907
2,819	Macatawa Bank Corp.	20,917
1,100	MainSource Financial Group, Inc.	24,255
4,057	MBT Financial Corp.	32,456
1,864	Mercantile Bank Corp.	44,475
735	Middleburg Financial Corp.	19,992
720	MidWestOne Financial Group, Inc.	20,563
776	MutualFirst Financial, Inc.	21,224
798	National Bankshares, Inc.	27,866
1,135	NBT Bancorp, Inc. (b)	32,495
785	Nicolet Bankshares, Inc. (a)	29,893
734	NorthRim Bancorp, Inc.	19,297
3,488	OFG Bancorp	28,950
1,155	Old Line Bancshares, Inc.	20,790
6,602	Old National Bancorp	82,723
4,100	Old Second Bancorp, Inc.	28,003

1,064	Orrstown Financial Services, Inc.	19,205
1,223	Pacific Continental Corp.	19,213
1,247	Pacific Premier Bancorp, Inc. (a)	29,928
1,416	PacWest Bancorp	56,328
502	Park National Corp. (b)	46,074
1,098	Peapack-Gladstone Financial Corp.	20,324
4,123	Popular, Inc.	120,804
790	Preferred Bank	22,811
1,158	Premier Financial Bancorp, Inc.	19,512
1,898	PrivateBancorp, Inc.	83,569
879	Prosperity Bancshares, Inc.	44,820
1,076	QCR Holdings, Inc.	29,256
773	Renasant Corp.	24,991
756	Republic Bancorp, Inc. - Class A	20,888
4,698	Republic First Bancorp, Inc. (a)	20,248
1,083	S&T Bancorp, Inc.	26,479
952	Sandy Spring Bancorp, Inc.	27,665
1,200	Seacoast Banking Corp. of Florida (a)	19,488
1,210	ServisFirst Bancshares, Inc. (b)	59,762
1,712	Shore Bancshares, Inc.	20,116
1,493	Sierra Bancorp	24,918
1,013	Signature Bank (a)	126,544
479	Simmons First National Corp. - Class A	22,123
1,216	Southern First Bancshares, Inc. (a)	29,306
654	Southside Bancshares, Inc.	20,222
1,428	Southwest Bancorp, Inc.	24,176
2,098	Sterling Bancorp (b)	32,939
1,261	Stock Yards Bancorp, Inc.	35,598
1,068	Stonegate Bank	34,464
1,820	Summit Financial Group, Inc.	31,850
916	Sun Bancorp, Inc. (a)	18,925
1,023	SVB Financial Group (a)	97,349
2,289	Synovus Financial Corp.	66,358
1,400	Talmer Bancorp, Inc. - Class A	26,838
2,951	TCF Financial Corp.	37,330
811	Texas Capital Bancshares, Inc. (a)	37,922
500	Tompkins Financial Corp. (b)	32,500
1,300	TowneBank	28,145
930	TriCo Bancshares	25,668
2,101	TriState Capital Holdings, Inc. (a)	28,847
1,224	Triumph Bancorp, Inc. (a)	19,584
1,715	Trustmark Corp.	42,618
407	UMB Financial Corp. (b)	21,656
4,169	Umpqua Holdings Corp. (b)	64,494
1,661	Union Bankshares Corp.	41,043
1,081	Union Bankshares, Inc.	39,305
700	United Bankshares, Inc. (b)	26,257
1,281	United Community Banks, Inc.	23,429
1,260	Univest Corp. of Pennsylvania	26,485
4,203	Valley National Bancorp	38,331
600	Washington Trust Bancorp	22,752
948	WashingtonFirst Bankshares, Inc.	20,486
610	Wesbanco, Inc.	18,940
1,523	West Bancorporation, Inc.	28,313
608	WestAmerica Bancorporation (b)	29,950
2,297	Western Alliance Bancorp (a)(b)	74,997
2,800	Wilshire Bancorp, Inc.	29,176
993	Wintrust Financial Corp.	50,643
1,523	Yadkin Financial Corp.	38,212
513	Your Community Bankshares, Inc.	19,063

3,458	Zions Bancorporation (b)	86,900
		6,136,966

	Beverages - 0.30%
363	Boston Beer Co., Inc. - Class A (a)(b)	62,084
351	Coca-Cola Bottling Co.	51,762
790	MGP Ingredients, Inc. (b)	30,202
1,597	National Beverage Corp. (a)	100,307
5,412	Primo Water Corp. (a)	63,916

		308,271

	Biotechnology - 1.82%
581	ACADIA Pharmaceuticals, Inc. (a)	18,859
555	Acceleron Pharma, Inc. (a)	18,859
2,233	Achillion Pharmaceuticals, Inc. (a)	17,417
1,808	Acorda Therapeutics, Inc. (a)	46,113
4,349	Aduro Biotech, Inc. (a)	49,187
1,449	Alkermes Plc (a)	62,626
2,919	AMAG Pharmaceuticals, Inc. (a)(b)	69,822
3,993	Amicus Therapeutics, Inc. (a)(b)	21,802
4,555	Anavex Life Sciences Corp. (a)(b)	27,831
3,420	Applied Genetic Technologies Corp. (a)	48,325
10,384	Array BioPharma, Inc. (a)	36,967
9,724	Athersys, Inc. (a)(b)	21,101
645	Celator Pharmaceuticals, Inc. (a)	19,466
2,293	Concert Pharmaceuticals, Inc. (a)	25,750
2,224	Cytokinetics, Inc. (a)	21,106
3,596	Emergent BioSolutions, Inc. (a)(b)	101,120
1,972	Enanta Pharmaceuticals, Inc. (a)(b)	43,483
3,034	Exelixis, Inc. (a)(b)	23,696
3,037	Five Prime Therapeutics, Inc. (a)(b)	125,580
9,572	Galena Biopharma, Inc. (a)	4,461
2,011	Genomic Health, Inc. (a)	52,075
7,779	Immunomedics, Inc. (a)	18,047
2,800	Inovio Pharmaceuticals, Inc. (a)(b)	25,872
7,365	Insys Therapeutics, Inc. (a)(b)	95,303
1,502	Ironwood Pharmaceuticals, Inc. - Class A (a)	19,639
1,639	Lexicon Pharmaceuticals, Inc. (a)(b)	23,520
300	Ligand Pharmaceuticals, Inc. - Class B (a)(b)	35,781
900	Loxo Oncology, Inc. (a)(b)	20,862
2,735	MediciNova, Inc. (a)(b)	20,649
7,789	MiMedx Group, Inc. (a)(b)	62,156
4,044	Myriad Genetics, Inc. (a)(b)	123,746
900	Neurocrine Biosciences, Inc. (a)(b)	40,905
376	Ophthotech Corp. (a)	19,187
30,238	PDL BioPharma, Inc.	94,947
684	Prothena Corp. PLC (a)(b)	23,913
1,452	Sarepta Therapeutics, Inc. (a)(b)	27,690
1,551	Seattle Genetics, Inc. (a)(b)	62,676
448	Spark Therapeutics, Inc. (a)	22,906
4,680	Spectrum Pharmaceuticals, Inc. (a)	30,748
500	TESARO, Inc. (a)(b)	42,025
1,315	United Therapeutics Corp. (a)(b)	139,285
2,238	Vanda Pharmaceuticals, Inc. (a)	25,043
3,311	Vital Therapies, Inc. (a)(b)	20,528
2,890	Voyager Therapeutics, Inc. (a)	31,761

		1,882,835

	Building Products - 1.36%
1,598	A. O. Smith Corp. (b)	140,800
2,327	AAON, Inc.	64,016
1,997	Allegion Plc	138,652
781	American Woodmark Corp. (a)	51,843
900	Apogee Enterprises, Inc. (b)	41,715
2,792	Builders FirstSource, Inc. (a)(b)	31,410

534	Caesarstone Ltd. (a)	18,562
1,143	Continental Building Products, Inc. (a)	25,409
2,926	Fortune Brands Home & Security, Inc. (b)	169,620
900	Insteel Industries, Inc.	25,731
1,011	Lennox International, Inc. (b)	144,168
400	Masonite International Corp. (a)	26,456
2,376	NCI Building Systems, Inc. (a)	37,992
2,404	Owens Corning, Inc.	123,854
900	Patrick Industries, Inc. (a)	54,261
1,942	Ply Gem Holdings, Inc. (a)	28,295
1,492	Quanex Building Products Corp.	27,736
1,408	Simpson Manufacturing Co., Inc.	56,278
1,554	Trex Co., Inc. (a)	69,806
848	Universal Forest Products, Inc.	78,601
1,925	USG Corp. (a)	51,898

		1,407,103

	Capital Markets - 1.86%
1,870	Artisan Partners Asset Management, Inc. - Class A (b)	51,762
9,238	BGC Partners, Inc. - Class A	80,463
1,654	Cohen & Steers, Inc.	66,888
13,415	Cowen Group, Inc. - Class A (a)(b)	39,708
300	Diamond Hill Investment Group, Inc.	56,526
4,135	E*TRADE Financial Corp. (a)	97,131
2,823	Eaton Vance Corp.	99,765
618	Evercore Partners, Inc. - Class A (b)	27,309
2,774	Federated Investors, Inc. - Class B	79,836
1,987	Hennessy Advisors, Inc.	66,505
1,900	HFF, Inc. - Class A	54,872
2,219	INTL FCStone, Inc. (a)	60,557
4,031	Investment Technology Group	67,398
2,100	Janus Capital Group, Inc. (b)	29,232
4,685	KCG Holdings, Inc. - Class A (a)	62,311
3,871	Lazard Ltd. - Class A - ADR (b)	115,278
1,052	Legg Mason, Inc.	31,023
3,706	LPL Financial Holdings, Inc. (b)	83,496
1,757	Moelis & Co. - Class A	39,533
2,700	NorthStar Asset Management Group, Inc.	27,567
2,990	OM Asset Management Plc	39,917
1,288	Oppenheimer Holdings, Inc. - Class A	19,912
600	Piper Jaffray Cos. (a)	22,620
6,660	Pzena Investment Management, Inc. - Class A	50,683
2,782	Raymond James Financial, Inc.	137,153
3,365	SEI Investments Co. (b)	161,890
840	Stifel Financial Corp. (a)	26,418
2,192	Virtu Financial, Inc. - Class A	39,456
4,874	Waddell & Reed Financial, Inc. - Class A	83,930
769	Westwood Holdings Group, Inc.	39,834
5,851	WisdomTree Investments, Inc. (b)	57,281

		1,916,254

	Chemicals - 1.70%
1,130	A. Schulman, Inc.	27,595
6,023	AgroFresh Solutions, Inc. (a)	31,982
1,355	Albemarle Corp. (b)	107,465
2,491	American Vanguard Corp. (a)	37,639
402	Ashland, Inc.	46,138
694	Axalta Coating Systems Ltd. (a)	18,412
1,354	Axiall Corp.	44,154
460	Balchem Corp.	27,439
1,650	Cabot Corp.	75,339
633	Chase Corp.	37,391
1,127	Chemtura Corp. (a)	29,730

1,407	Flotek Industries, Inc. (a)	18,572
2,925	GCP Applied Technologies, Inc. (a)	76,167
1,043	H.B. Fuller Co.	45,882
1,274	Huntsman Corp.	17,135
713	Ingevity Corp. (a)	24,271
702	Innophos Holdings, Inc.	29,631
974	Innospec, Inc.	44,794
1,910	KMG Chemicals, Inc.	49,641
1,206	Koppers Holdings, Inc. (a)	37,060
666	Minerals Technologies, Inc.	37,829
206	NewMarket Corp. (b)	85,362
1,095	Olin Corp. (b)	27,200
3,500	OMNOVA Solutions, Inc. (a)	25,375
4,384	Platform Specialty Products Corp. (a)(b)	38,930
1,162	PolyOne Corp. (b)	40,949
300	Quaker Chemical Corp.	26,760
2,300	Rayonier Advanced Materials, Inc.	31,257
3,421	RPM International, Inc. (b)	170,879
460	Sensient Technologies Corp.	32,678
400	Stepan Co.	23,812
767	The Scotts Miracle-Gro Co. - Class A	53,621
1,560	Trinseo SA (a)(b)	66,971
1,357	Valspar Corp.	146,597
1,299	W.R. Grace & Co.	95,100
672	Westlake Chemical Corp.	28,842

		1,758,599

	Commercial Services & Supplies - 1.91%
1,528	ABM Industries, Inc.	55,741
4,285	ACCO Brands Corp. (a)	44,264
6,700	ARC Document Solutions, Inc. (a)	26,063
2,243	Avery Dennison Corp.	167,664
920	Barrett Business Services, Inc.	38,014
761	Brinks Co.	21,681
4,351	Casella Waste Systems, Inc. - Class A (a)	34,155
2,396	CECO Environmental Corp.	20,941
713	Clean Harbors, Inc. (a)	37,154
2,222	Comfort Systems U.S.A., Inc.	72,371
1,505	Copart, Inc. (a)	73,760
1,680	Deluxe Corp. (b)	111,502
2,799	Ennis, Inc.	53,685
1,193	Essendant, Inc.	36,458
520	G & K Services, Inc. - Class A	39,816
2,013	Healthcare Services Group, Inc.	83,298
7,821	Higher One Holdings, Inc. (a)	39,965
1,386	HNI Corp.	64,435
3,731	InnerWorkings, Inc. (a)	30,855
3,464	Interface, Inc.	52,826
1,400	KAR Auction Services, Inc.	58,436
4,861	Kimball International, Inc. - Class B	55,318
1,981	Knoll, Inc.	48,099
2,725	Miller Herman, Inc. (b)	81,450
421	MSA Safety, Inc.	22,115
309	Multi-Color Corp.	19,591
2,857	Pitney Bowes, Inc.	50,855
2,864	Quad/Graphics, Inc.	66,703
2,741	R.R. Donnelley & Sons Co. (b)	46,378
3,631	Rollins, Inc.	106,279
1,208	SP Plus Corp. (a)	27,277
4,494	Steelcase, Inc. - Class A	60,984
3,457	Sykes Enterprises, Inc. (a)	100,115
1,551	Tetra Tech, Inc.	47,686
3,932	TRC Cos., Inc. (a)	24,850
613	Viad Corp.	19,003
1,456	West Corp.	28,625

		1,968,412

	Communications Equipment - 1.30%
2,839	ADTRAN, Inc.	52,947
890	Arista Networks, Inc. (a)(b)	57,298
2,694	ARRIS International Plc (a)	56,466
1,584	Bel Fuse, Inc. - Class B	28,164
5,671	Black Box Corp.	74,177
12,397	Brocade Communications Systems, Inc.	113,800
6,352	Calix, Inc. (a)	43,892
3,967	Ciena Corp. (a)(b)	74,381
2,568	Clearfield, Inc. (a)(b)	45,942
1,492	CommScope Holding Co., Inc. (a)(b)	46,297
3,015	Digi International, Inc. (a)	32,351
22,488	Extreme Networks, Inc. (a)	76,234
1,347	Finisar Corp. (a)	23,586
12,689	Harmonic, Inc. (a)(b)	36,164
2,566	Infinera Corp. (a)(b)	28,945
502	InterDigital, Inc.	27,951
4,240	Ixia (a)	41,637
4,359	KVH Industries, Inc. (a)	33,564
1,283	Lumentum Holdings, Inc. (a)	31,049
1,300	NETGEAR, Inc. (a)	61,802
861	NetScout Systems, Inc. (a)	19,157
6,300	Oclaro, Inc. (a)(b)	30,744
1,000	Plantronics, Inc. (b)	44,000
4,500	Polycom, Inc. (a)	50,625
8,223	ShoreTel, Inc. (a)	55,012
6,299	Sonus Networks, Inc. (a)	54,738
1,055	Ubiquiti Networks, Inc. (a)(b)	40,786
426	ViaSat, Inc. (a)(b)	30,416
4,465	Viavi Solutions, Inc. (a)	29,603

		1,341,728

	Construction & Engineering - 0.82%
3,312	AECOM (a)	105,222
2,006	Aegion Corp. (a)	39,137
1,563	Chicago Bridge & Iron Co. NV (b)	54,127
1,586	EMCOR Group, Inc. (b)	78,126
718	Granite Construction, Inc.	32,705
4,351	HC2 Holdings, Inc. (a)	18,709
5,769	IES Holdings, Inc. (a)	71,651
2,680	Jacobs Engineering Group, Inc. (a)	133,491
1,997	KBR, Inc.	26,440
2,253	MasTec, Inc. (a)(b)	50,287
802	MYR Group, Inc. (a)	19,312
2,183	NV5 Global, Inc. (a)(b)	62,085
1,350	Primoris Services Corp.	25,556
4,122	Quanta Services, Inc. (a)	95,301
1,284	Tutor Perini Corp. (a)(b)	30,238

		842,387

	Construction Materials - 0.10%
374	Eagle Materials, Inc.	28,854
1,879	Headwaters, Inc. (a)(b)	33,709
700	US Concrete, Inc. (a)(b)	42,637

		105,200

	Consumer Finance - 0.70%
864	Cash America International, Inc.	36,824
394	Credit Acceptance Corp. (a)(b)	72,922
11,561	Enova International, Inc. (a)	85,089

1,116	First Cash Financial Services, Inc.	57,284
882	Green Dot Corp. - Class A (a)	20,277
10,951	Navient Corp.	130,864
1,688	Nelnet, Inc. - Class A	58,658
2,867	PRA Group, Inc. (a)	69,209
2,727	Regional Management Corp. (a)	39,978
6,432	Santander Consumer USA Holdings, Inc. (a)	66,443
14,100	SLM Corp. (a)	87,138

		724,686

	Containers & Packaging - 0.98%
864	AEP Industries, Inc. (b)	69,518
755	AptarGroup, Inc.	59,743
1,567	Bemis Co., Inc.	80,685
2,399	Berry Plastics Group, Inc. (a)(b)	93,201
2,274	Crown Holdings, Inc. (a)	115,224
5,698	Graphic Packaging Holding Co.	71,453
804	Greif, Inc. - Class A	29,965
1,424	Multi Packaging Solutions International Ltd. (a)	19,010
2,215	Myers Industries, Inc.	31,896
2,144	Owens-Illinois, Inc. (a)	38,613
1,695	Packaging Corp. of America	113,446
4,100	Sealed Air Corp.	188,477
600	Silgan Holdings, Inc.	30,876
1,483	Sonoco Products Co.	73,646

		1,015,753

	Distributors - 0.08%
1,824	Core-Mark Holding Co., Inc. (b)	85,473

	Diversified Consumer Services - 1.35%
3,868	American Public Education, Inc. (a)	108,691
8,508	Apollo Group, Inc. (a)	77,593
7,216	Bridgepoint Education, Inc. (a)	52,244
500	Bright Horizons Family Solutions, Inc. (a)(b)	33,155
4,555	Cambium Learning Group, Inc. (a)	20,543
1,326	Capella Education Co. (b)	69,801
11,200	Career Education Corp. (a)	66,640
1,000	Carriage Services, Inc.	23,680
7,874	Chegg, Inc. (a)	39,370
2,669	Collectors Universe, Inc.	52,713
3,599	DeVry, Inc. (b)	64,206
39	Graham Holdings Co. - Class B	19,092
1,100	Grand Canyon Ed, Inc. (a)	43,912
3,005	H&R Block, Inc.	69,115
1,275	Hillenbrand, Inc.	38,301
2,289	Houghton Mifflin Harcourt Co. (a)	35,777
6,275	K12, Inc. (a)	78,375
1,747	Liberty Tax, Inc.	23,270
6,053	LifeLock, Inc. (a)(b)	95,698
774	Matthews International Corp. - Class A (b)	43,065
2,300	Regis Corp. (a)	28,635
2,623	Service Corp. International (b)	70,926
2,023	ServiceMaster Global Holdings, Inc. (a)(b)	80,516
1,088	Sotheby’s (b)	29,811
1,441	Strayer Education, Inc. (a)	70,796

4,753	Weight Watchers International, Inc. (a)(b)	55,277

		1,391,202

	Diversified Financial Services - 0.69%
2,238	CBOE Holdings, Inc.	149,095
1,400	Encore Capital Group, Inc. (a)(b)	32,942
3,000	Fidelity National Financial, Inc. (a)(b)	34,410
4,284	GAIN Capital Holdings, Inc.	27,075
1,084	MarketAxess Holdings, Inc.	157,614
2,507	MSCI, Inc.	193,340
2,320	NewStar Financial, Inc. (a)	19,534
2,100	World Acceptance Corp. (a)(b)	95,760

		709,770

	Diversified Telecommunication Services - 0.67%
4,226	8x8, Inc. (a)	61,742
400	ATN International, Inc.	31,124
5,616	Cincinnati Bell, Inc. (a)	25,665
729	Cogent Communications Group, Inc. (b)	29,204
736	Consolidated Communications Holdings, Inc.	20,049
1,417	FairPoint Communications, Inc. (a)	20,801
10,132	Frontier Communications Corp. (b)	50,052
2,400	General Communication, Inc. - Class A (a)	37,920
976	Hawaiian Telcom Holdco, Inc. (a)	20,681
2,500	IDT Corp. - Class B	35,475
3,969	inContact, Inc. (a)	54,971
1,900	Inteliquent, Inc.	37,791
17,215	Intelsat SA (a)	44,415
2,321	ORBCOMM, Inc. (a)(b)	23,094
995	Straight Path Communications, Inc. - Class B (a)(b)	27,532
18,694	Vonage Holdings Corp. (a)	114,033
2,288	Windstream Holdings, Inc. (b)	21,210
1,426	Zayo Group Holdings, Inc. (a)	39,828

		695,587

	Electric Utilities - 1.07%
1,165	ALLETE, Inc.	75,294
642	El Paso Electric Co.	30,348
822	Empire District Electric Co.	27,923
12,306	Genie Energy Ltd. - Class B	83,312
4,063	Great Plains Energy, Inc.	123,515
1,775	Hawaiian Electric Industries, Inc.	58,202
700	IDACORP, Inc.	56,945
1,704	ITC Holdings Corp.	79,781
538	MGE Energy, Inc.	30,405
3,939	OGE Energy Corp.	129,002
1,352	Pinnacle West Capital Corp.	109,593
1,116	PNM Resources, Inc. (b)	39,551
1,198	Portland General Electric Co. (b)	52,856
2,296	Spark Energy, Inc. - Class A	75,883
600	Unitil Corp.	25,602
1,984	Westar Energy, Inc.	111,283

		1,109,495

	Electrical Equipment - 0.74%
1,900	Allied Motion Technologies, Inc.	44,194
2,228	American Superconductor Corp. (a)	18,804
771	AZZ, Inc.	46,245
1,379	Babcock & Wilcox Enterprises, Inc. (a)	20,258
602	Belden, Inc.	36,343
2,440	Brady Corp. - Class A	74,566
742	Encore Wire Corp.	27,662
1,776	Energous Corp. (a)	22,999
722	EnerSys	42,937
680	Franklin Electric Co., Inc.	22,474
630	Generac Holdings, Inc. (a)(b)	22,025
2,100	General Cable Corp. (b)	26,691
678	Hubbell, Inc.	71,509
1,216	II-VI, Inc. (a)	22,812
3,169	InvenSense, Inc. (a)	19,426
4,576	LSI Industries, Inc.	50,656
908	Powell Industries, Inc.	35,721
784	Regal Beloit Corp.	43,159
1,105	Thermon Group Holdings, Inc. (a)	21,227
3,600	Vicor Corp. (a)	36,252
919	Woodward Governor Co. (b)	52,971

		758,931

	Electronic Equipment, Instruments & Components - 2.29%
1,957	Agilysys, Inc. (a)	20,490
841	Anixter International, Inc. (a)	44,808
1,979	Arrow Electronics, Inc. (a)(b)	122,500
2,599	Avnet, Inc.	105,286
1,403	AVX Corp.	19,053
1,918	Benchmark Electronics, Inc. (a)	40,566
4,104	CDW Corp.	164,488
1,963	Cognex Corp.	84,605
377	Coherent, Inc. (a)	34,601
5,417	Control4 Corp. (a)(b)	44,203
1,725	CTS Corp.	30,912
1,288	Dolby Laboratories, Inc. - Class A	61,631
2,215	Electro Rent Corp.	34,133
3,157	Electro Scientific Industries (a)	18,437
800	Fabrinet (a)	29,696
968	FARO Technologies, Inc. (a)	32,747
445	FEI Co. (b)	47,562
5,164	Fitbit, Inc. - Class A (a)	63,104
931	FLIR Systems, Inc.	28,814
3,285	Ingram Micro, Inc. - Class A	114,252
2,648	Insight Enterprises, Inc. (a)	68,848
408	IPG Photonics Corp. (a)(b)	32,640
662	Itron, Inc. (a)	28,532
2,287	Jabil Circuit, Inc.	42,241
3,258	Keysight Technologies, Inc. (a)	94,775
1,436	Knowles Corp. (a)	19,644
220	Littelfuse, Inc.	26,002
1,100	Mercury Computer Systems (a)	27,346
774	Methode Electronics, Inc.	26,494
660	MTS Systems Corp.	28,934
1,400	Multi-Fineline Electronix, Inc. (a)	32,480
2,699	National Instruments Corp.	73,953
2,000	Novanta, Inc. (a)	30,300
600	OSI Systems, Inc. (a)	34,878
1,500	PC Connection, Inc.	35,700
1,135	Plexus Corp. (a)	49,032
7,842	Radisys Corp. (a)	35,132
954	Rofin-Sinar Technologies, Inc. (a)	30,471
375	Rogers Corp. (a)	22,913
2,126	Sanmina Corp. (a)	56,998
644	ScanSource, Inc. (a)	23,899
813	SYNNEX Corp.	77,089
1,030	Tech Data Corp. (a)	74,006
4,005	Trimble Navigation Ltd. (a)(b)	97,562
3,500	TTM Technologies, Inc. (a)	26,355
675	Universal Display Corp. (a)(b)	45,765
3,404	Vishay Intertechnology, Inc. (b)	42,176
1,577	Vishay Precision Group, Inc. (a)	21,163
364	Zebra Technologies Corp. - Class A (a)(b)	18,236

		2,365,452

	Energy Equipment & Services - 0.99%
3,792	Archrock, Inc.	35,721
2,642	Atwood Oceanics, Inc. (b)	33,078
5,213	Dawson Geophysical Co. (a)	42,486
1,161	Diamond Offshore Drilling, Inc.	28,247
400	Dril-Quip, Inc. (a)(b)	23,372

1,977	Ensco Plc - Class A	19,197
2,561	FMC Technologies, Inc. (a)	68,302
2,300	Forum Energy Technologies, Inc. (a)	39,813
1,213	Matrix Service Co. (a)	20,002
2,645	Nabors Industries Ltd. (b)	26,582
913	Natural Gas Services Group, Inc. (a)	20,908
5,300	Newpark Resources, Inc. (a)	30,687
5,439	Noble Corp. Plc (b)	44,817
1,492	Oceaneering International, Inc.	44,551
1,300	Oil States International, Inc. (a)(b)	42,744
13,682	Parker Drilling Co. (a)	31,332
2,409	Patterson-UTI Energy, Inc. (b)	51,360
1,851	PHI, Inc. (a)	33,096
1,826	RigNet, Inc. (a)	24,450
2,643	Rowan Companies, Inc. - Class A (b)	46,675
2,044	RPC, Inc. (a)(b)	31,743
10,799	Seadrill Ltd. (a)(b)	34,989
2,900	Superior Energy Services, Inc.	53,389
3,603	Tetra Technologies, Inc. (a)	22,951
6,685	Tidewater, Inc.	29,481
5,469	Transocean Ltd. - ADR	65,026
546	US Silica Holdings, Inc.	18,821
7,885	Weatherford International PLC (a)	43,762
6,461	Willbros Group, Inc. (a)	16,346

		1,023,928

	Food & Staples Retailing - 1.10%
1,070	Casey’s General Stores, Inc. (b)	140,716
700	Diplomat Pharmacy, Inc. (a)(b)	24,500
1,387	Ingles Markets, Inc. - Class A	51,735
3,339	Natural Grocers by Vitamin Cottage, Inc. (a)	43,574
1,616	Performance Food Group Co. (a)	43,486
528	PriceSmart, Inc. (b)	49,405
24,014	Rite Aid Corp. (a)	179,865
2,100	Smart & Final Stores, Inc. (a)	31,269
3,500	SpartanNash Co.	107,030
4,249	Sprouts Farmers Market, Inc. (a)(b)	97,302
15,801	SUPERVALU, Inc. (a)	74,581
2,931	The Chefs’ Warehouse, Inc. (a)	46,896
1,965	United Natural Foods, Inc. (a)	91,962
839	US Foods Holding Corp. (a)	20,337
2,428	Village Super Market, Inc. - Class A	70,145
1,200	Weis Markets, Inc.	60,660

		1,133,463

	Food Products - 1.77%
1,003	Alico, Inc.	30,341
1,628	Amplify Snack Brands, Inc. (a)(b)	24,013
828	B&G Foods, Inc. (b)	39,910
3,259	Blue Buffalo Pet Products, Inc. (a)(b)	76,065
2,093	Cal Maine Foods, Inc. (b)	92,762
371	Calavo Growers, Inc. (b)	24,857
4,124	Darling International, Inc. (a)	61,448
6,617	Dean Foods Co. (b)(c)	119,702
1,800	Farmer Brothers Co. (a)	57,708
5,415	Flowers Foods, Inc.	101,531
1,214	Fresh Del Monte Produce, Inc.	66,078
2,944	Freshpet, Inc. (a)(b)	27,467
1,692	Ingredion, Inc. (b)	218,962
477	J&J Snack Foods Corp.	56,892
612	John B. Sanfilippo & Son, Inc. (b)	26,090
722	Lancaster Colony Corp.	92,134
2,093	Lifeway Foods, Inc. (a)	20,239

1,767	Omega Protein Corp. (a)	35,322
2,000	Pilgrim’s Pride Corp. (b)	50,960
1,508	Pinnacle Foods, Inc.	69,805
1,549	Post Holdings, Inc. (a)(b)	128,087
900	Sanderson Farms, Inc. (b)	77,976
1,208	Seneca Foods Corp. - Class A (a)	43,742
1,087	Snyder’s-Lance, Inc.	36,838
800	The Hain Celestial Group, Inc. (a)	39,800
541	Tootsie Roll Industries, Inc. (b)	20,845
1,010	TreeHouse Foods, Inc. (a)(b)	103,676
1,895	WhiteWave Foods Co. (a)(b)	88,951

		1,832,201

	Gas Utilities - 1.08%
2,068	AGL Resources, Inc.	136,426
1,334	Atmos Energy Corp.	108,481
1,235	Delta Natural Gas Co., Inc.	33,271
362	National Fuel Gas Co.	20,590
1,390	New Jersey Resources Corp.	53,584
1,328	Northwest Natural Gas Co.	86,081
1,413	ONE Gas, Inc.	94,092
1,018	Piedmont Natural Gas, Inc.	61,202
1,851	Questar Corp.	46,960
989	South Jersey Industries, Inc.	31,272
1,269	Southwest Gas Corp.	99,883
1,100	Spire, Inc. (b)	77,924
4,875	UGI Corp.	220,594
600	WGL Holdings, Inc.	42,474

		1,112,834

	Health Care Equipment & Supplies - 3.45%
500	Abaxis, Inc.	23,615
1,296	ABIOMED, Inc. (a)(b)	141,640
1,887	Align Technology, Inc. (a)(b)	151,998
425	Analogic Corp.	33,762
3,711	AngioDynamics, Inc. (a)	53,327
500	Anika Therapeutics, Inc. (a)	26,825
1,564	AtriCure, Inc. (a)(b)	22,099
100	Atrion Corp.	42,786
3,077	AxoGen, Inc. (a)	21,170
1,049	Cantel Medical Corp.	72,098
4,033	Cardiovascular Systems, Inc. (a)(b)	74,106
3,099	Cerus Corp. (a)(b)	19,338
482	CONMED Corp.	23,006
2,300	CryoLife, Inc.	27,163
3,910	Cutera, Inc. (a)	43,831
1,081	Cynosure, Inc. - Class A (a)	52,585
2,060	DexCom, Inc. (a)(b)	163,420
1,519	Endologix, Inc. (a)	18,927
2,230	Entellus Medical, Inc. (a)(b)	40,742
3,048	Exactech, Inc. (a)(b)	81,503
2,628	GenMark Diagnostics, Inc. (a)(b)	22,864
1,322	Glaukos Corp. (a)	38,550
2,400	Globus Medical, Inc. - Class A (a)(b)	57,192
851	Haemonetics Corp. (a)	24,670
1,319	Halyard Health, Inc. (a)	42,894
600	HeartWare International, Inc. (a)	34,650
610	Hill-Rom Holdings, Inc.	30,774
4,264	Hologic, Inc. (a)	147,534
200	ICU Med, Inc. (a)	22,550
2,153	IDEXX Laboratories, Inc. (a) (b)	199,928
1,135	Inogen, Inc. (a)	56,875
2,336	Insulet Corp. (a)	70,641

459	Integra Lifesciences Holdings (a)	36,619
1,800	Invacare Corp.	21,834
2,606	iRadimed Corp. (a)	56,707
2,632	IRIDEX Corp. (a)	38,927
1,652	K2M Group Holdings, Inc. (a)(b)	25,639
1,600	LDR Holding Corp. (a)	59,120
3,800	LeMaitre Vascular, Inc.	54,226
2,230	Masimo Corp. (a)	117,108
3,419	Meridian Bioscience, Inc. (b)	66,670
1,613	Merit Medical Systems, Inc. (a)	31,986
1,424	Natus Medical, Inc. (a)	53,827
561	Neogen Corp. (a)	31,556
275	Nevro Corp. (a)(b)	20,284
1,472	NuVasive, Inc. (a)	87,908
3,356	NxStage Medical, Inc. (a)	72,758
9,635	OraSure Technologies, Inc. (a)	56,943
1,842	Orthofix International NV (a)	78,101
522	Penumbra, Inc. (a)(b)	31,059
2,724	ResMed, Inc.	172,239
7,603	RTI Surgical, Inc. (a)	27,295
8,212	STAAR Surgical Co. (a)	45,248
1,500	SurModics, Inc. (a)	35,220
4,465	Symmetry Surgical, Inc. (a)	58,625
500	Teleflex, Inc. (b)	88,655
336	The Cooper Companies, Inc. (b)	57,647
1,229	The Spectranetics Corp. (a)(b)	22,995
444	Utah Medical Products, Inc.	27,972
1,600	Vascular Solutions, Inc. (a)(b)	66,656
966	West Pharmaceutical Services, Inc. (b)	73,300
2,444	Zeltiq Aesthetics, Inc. (a)(b)	66,795

		3,566,982

	Health Care Providers & Services - 2.72%
1,900	Addus HomeCare Corp. (a)	33,117
1,800	Almost Family, Inc. (a)	76,698
2,600	Amedisys, Inc. (a)(b)	131,248
696	American Renal Associates Holdings, Inc. (a)(b)	20,163
2,010	AMN Healthcare Services, Inc. (a)	80,340
1,456	AmSurg Corp. (a)	112,898
10,301	BioScrip, Inc. (a)(b)	26,268
5,100	BioTelemetry, Inc. (a)	83,130
1,574	Brookdale Senior Living, Inc. (a)	24,303
574	Chemed Corp.	78,242
1,870	Civitas Solutions, Inc. (a)(b)	38,952
5,203	Community Health Systems, Inc. (a)	62,696
1,448	CorVel Corp. (a)	62,525
5,677	Cross Country Healthcare, Inc. (a)	79,024
2,600	Envision Healthcare Holdings, Inc. (a)(b)	65,962
624	ExamWorks Group, Inc. (a)	21,746
722	HealthEquity, Inc. (a)	21,938
1,527	HealthSouth Corp.	59,278
3,845	Healthways, Inc. (a)	44,410
2,244	HMS Holdings Corp. (a)	39,517
2,100	Kindred Healthcare, Inc.	23,709
820	Landauer, Inc.	33,751
1,900	LHC Group, Inc. (a)	82,232
1,343	LifePoint Hospitals, Inc. (a)	87,792
1,100	Magellan Health Services, Inc. (a)	72,347
1,600	MEDNAX, Inc. (a)(b)	115,888
1,457	Molina Healthcare, Inc. (a)(b)	72,704
300	National Healthcare Corp.	19,422
1,763	National Research Corp. - Class A	24,153

25,993	Nobilis Health Corp. (a)(b)	57,964
2,539	Owens & Minor, Inc. (b)	94,908
1,418	Patterson Cos., Inc.	67,908
2,655	PerkinElmer, Inc.	139,175
1,900	PharMerica Corp. (a)(b)	46,854
815	Premier, Inc. - Class A (a)	26,651
415	Providence Service Corp. (a)	18,625
6,707	RadNet, Inc. (a)	35,815
4,735	Select Medical Holdings Corp. (a)	51,469
1,369	Surgery Partners, Inc. (a)(b)	24,505
1,215	Surgical Care Affiliates, Inc. (a)(b)	57,919
928	Team Health Holdings, Inc. (a)(b)	37,742
2,176	Tenet Healthcare Corp. (a)(b)	60,145
2,522	Triple-S Management Corp. - Class B (a)	61,612
2,065	Trupanion, Inc. (a)(b)	27,361
537	US Physical Therapy, Inc.	32,333
1,758	USMD Holdings, Inc. (a)(b)	32,945
1,192	VCA, Inc. (a)	80,591
1,536	WellCare Health Plans, Inc. (a)(b)	164,782

		2,813,757

	Health Care Technology - 0.45%
4,680	Allscripts Healthcare Solutions, Inc. (a)(b)	59,436
834	athenahealth, Inc. (a)(b)	115,100
3,679	Imprivata, Inc. (a)	51,506
985	Medidata Solutions, Inc. (a)	46,167
1,200	Omnicell, Inc. (a)	41,076
505	Press Ganey Holdings, Inc. (a)(b)	19,872
3,700	Quality Systems, Inc. (b)	44,067
1,815	Veeva Systems, Inc. - Class A (a)(b)	61,928
1,742	Vocera Communications, Inc. (a)	22,385

		461,537

	Hotels, Restaurants & Leisure - 2.04%
3,429	Aramark	114,597
2,157	Belmond Ltd. - Class A (a)	21,354
75	Biglari Holdings, Inc. (a)	30,250
2,135	Bloomin’ Brands, Inc.	38,152
516	Bob Evans Farms, Inc.	19,582
3,000	Boyd Gaming Corp. (a)	55,200
1,253	Brinker International, Inc.	57,049
470	Buffalo Wild Wings, Inc. (a)(b)	65,307
3,797	Caesars Acquisition Co. - Class A (a)	42,602
3,818	Caesars Entertainment Corp. (a)	29,360
5,900	Callaway Golf Co.	60,239
1,700	Carrols Restaurant Group, Inc. (a)	20,230
3,294	Century Casinos, Inc. (a)	20,522
504	Cheesecake Factory, Inc. (b)	24,263
801	Choice Hotels International, Inc.	38,144
361	Churchill Downs, Inc. (b)	45,616
186	Cracker Barrel Old Country Store, Inc. (b)	31,893
600	Dave & Buster’s Entertainment, Inc. (a)	28,074
4,300	Denny’s Corp. (a)	46,139
1,384	Diamond Resorts International, Inc. (a)(b)	41,465
1,281	Domino’s Pizza, Inc. (b)	168,298
1,663	El Pollo Loco Holdings, Inc. (a)	21,619
2,525	Eldorado Resorts, Inc. (a)	38,367
1,294	Extended Stay America, Inc.	19,345
978	Fiesta Restaurant Group, Inc. (a)	21,330
1,466	Golden Entertainment, Inc. (a)	17,138
385	Hyatt Hotels Corp. - Class A (a)	18,919
2,900	Intrawest Resorts Holdings, Inc. (a)	37,642
2,100	Isle of Capri Casinos, Inc. (a)	38,472

2,000	J Alexander’s Holdings, Inc. (a)	19,860
635	Jack in the Box, Inc. (b)	54,559
3,356	Jamba, Inc. (a)(b)	34,533
1,362	Krispy Kreme Doughnuts, Inc. (a)	28,548
2,240	La Quinta Holdings, Inc. (a)	25,536
3,859	Luby’s, Inc. (a)	19,372
1,259	Marcus Corp.	26,565
1,143	Nathan’s Famous, Inc. (a)	50,864
482	Panera Bread Co. - Class A (a)(b)	102,155
1,100	Papa John’s International, Inc. (b)	74,800
2,120	Penn National Gaming, Inc. (a)	29,574
1,882	Pinnacle Entertainment, Inc. (a)	20,853
969	Popeyes Louisiana Kitchen, Inc. (a)	52,946
4,151	Potbelly Corp. (a)(b)	52,054
7,492	Ruby Tuesday, Inc. (a)	27,046
2,500	Ruth’s Hospitality Group, Inc.	39,875
875	Six Flags Entertainment Corp.	50,706
1,187	Sonic Corp.	32,108
1,800	Speedway Motorsports, Inc.	31,950
800	Texas Roadhouse, Inc. (b)	36,480
442	Vail Resorts, Inc.	61,098
1,044	Wingstop, Inc. (a)(b)	28,449

		2,111,099

	Household Durables - 1.69%
2,444	Bassett Furniture Industries, Inc.	58,509
4,732	Beazer Homes USA, Inc. (a)	36,673
300	Cavco Industries, Inc. (a)	28,110
1,400	CSS Industries, Inc.	37,534
2,600	Ethan Allen Interiors, Inc. (b)	85,904
1,189	Flexsteel Industries, Inc.	47,108
5,378	GoPro, Inc. - Class A (a)(b)	58,136
842	Harman International Industries, Inc.	60,472
1,000	Helen of Troy Ltd. (a)	102,840
1,300	Hooker Furniture Corp.	27,937
2,341	Installed Building Products, Inc. (a)	84,955
2,355	iRobot Corp. (a)	82,613
3,255	KB Home (b)	49,509
3,116	La-Z-Boy, Inc.	86,687
1,799	Leggett & Platt, Inc.	91,947
2,027	Lennar Corp. - Class A (b)	93,445
809	LGI Homes, Inc. (a)(b)	25,839
1,643	Libbey, Inc.	26,107
4,145	Lifetime Brands, Inc.	60,476
622	Meritage Homes Corp. (a)	23,350
300	National Presto Industries, Inc.	28,305
81	NVR, Inc. (a)(b)	144,208
2,506	Pulte Homes, Inc. (b)	48,842
1,479	Tempur Sealy International, Inc. (a)(b)	81,818
2,013	Toll Brothers, Inc. (a)	54,170
523	TopBuild Corp. (a)	18,933
1,922	Tri Pointe Group, Inc. (a)(b)	22,718
1,781	Tupperware Brands Corp. (b)	100,235
400	Universal Electronics, Inc. (a)	28,912
9,000	ZAGG, Inc. (a)(b)	47,250

		1,743,542

	Household Products - 0.46%
2,211	Central Garden & Pet Co. (a)	50,477
4,185	Central Garden & Pet Co. - Class A (a)	90,857
1,804	Energizer Holdings, Inc. (b)	92,888
3,566	HRG Group, Inc. (a)	48,961
1,034	Oil-Dri Corp. of America	35,704
609	Orchids Paper Products Co.	21,662
378	Spectrum Brands Holdings, Inc. (b)	45,099
776	WD-40 Co.	91,141

		476,789

	Independent Power and Renewable Electricity Producers - 0.81%
38,845	Atlantic Power Corp.	96,335
9,291	Calpine Corp. (a)	137,042
5,900	Dynegy, Inc. (a)	101,716
7,673	NRG Energy, Inc.	115,018
6,300	NRG Yield, Inc. - Class A	95,886
6,300	NRG Yield, Inc. - Class C	98,217
747	Ormat Technologies, Inc.	32,689
9,892	Talen Energy Corp. (a)	134,037
7,099	TerraForm Global, Inc. - Class A	23,143

		834,083

	Industrial Conglomerates - 0.29%
1,218	Carlisle Companies, Inc. (b)	128,718
6,240	McDermott International, Inc. (a)(b)	30,826
650	Otter Tail Corp.	21,768
1,060	Raven Industries, Inc.	20,076
12	Seaboard Corp. (a)	34,448
551	Standex International Corp.	45,529
1,183	Tredegar Corp.	19,070

		300,435

	Insurance - 4.08%
273	Alleghany Corp. (a)	150,035
1,163	Allied World Assurance Co. Holdings, Ltd.	40,868
4,539	Ambac Financial Group, Inc. (a)	74,712
1,878	American Equity Investment Life Holding Co. (b)	26,761
1,326	American Financial Group, Inc.	98,031
290	American National Insurance Co.	32,813
1,119	AMERISAFE, Inc.	68,505
3,604	AmTrust Financial Services, Inc.	88,298
2,783	Arch Capital Group Ltd. - ADR (a)	200,376
1,155	Argo Group International Holdings Ltd.	59,945
3,827	Arthur J. Gallagher & Co.	182,165
1,369	Aspen Insurance Holdings Ltd.	63,494
1,221	Assurant, Inc.	105,385
5,412	Assured Guaranty Ltd.	137,302
1,685	Atlas Financial Holdings, Inc. (a)	29,016
2,500	Axis Capital Holdings Ltd.	137,500
2,424	Brown & Brown, Inc.	90,827
2,476	Citizens, Inc./TX (a)(b)	18,818
1,260	Donegal Group, Inc. - Class A	20,777
2,116	eHealth, Inc. (a)	29,666
960	EMC Insurance Group, Inc.	26,611
1,675	Employers Holdings, Inc.	48,608
1,300	Endurance Specialty Holdings Ltd.	87,308
988	Erie Indemnity Co. - Class A	98,148
1,017	Everest Re Group, Ltd.	185,775
457	FBL Financial Group, Inc. - Class A	27,726
2,163	Federated National Holding Co. - Class C	41,184
2,655	First American Financial Corp. (b)	106,784
716	Global Indemnity Plc (a)	19,711
1,803	Hallmark Financial Services, Inc. (a)	20,897
1,574	HCI Group, Inc.	42,939
3,882	Heritage Insurance Holdings, Inc.	46,468
1,182	Horace Mann Educators Corp.	39,940
1,222	Independence Holding Co.	21,959
300	Infinity Property & Casualty Corp.	24,198
211	Investors Title Co.	20,098

600	James River Group Holdings Ltd.	20,376
771	Kemper Corp.	23,886
3,500	Maiden Holdings Ltd.	42,840
3,083	MBIA, Inc. (a)	21,057
900	National General Holdings Corp.	19,278
101	National Western Life Group, Inc. - Class A	19,722
400	Navigators Group, Inc.	36,788
7,254	Old Republic International Corp.	139,930
1,933	Primerica, Inc. (b)	110,645
800	ProAssurance Corp.	42,840
1,200	Reinsurance Group of America	116,388
1,186	RenaissanceRe Holdings Ltd.	139,284
1,339	RLI Corp.	92,096
319	Safety Insurance Group, Inc.	19,644
2,100	Selective Insurance Group, Inc. (b)	80,241
1,000	State Auto Financial Corp.	21,910
2,571	State National Cos., Inc.	27,073
523	Stewart Information Services Corp.	21,657
1,321	The Hanover Insurance Group, Inc.	111,783
3,336	Torchmark Corp.	206,232
1,162	United Fire Group, Inc.	49,304
1,647	United Insurance Holdings Corp.	26,978
3,651	Universal Insurance Holdings, Inc. (b)	67,836
2,542	W.R. Berkley Corp.	152,317
111	White Mountains Insurance Group Ltd. - ADR	93,462

		4,217,215

	Internet & Catalog Retail - 0.81%
7,579	1-800-Flowers.Com, Inc. - Class A (a)	68,363
2,011	Blue Nile, Inc.	55,061
2,171	Etsy, Inc. (a)	20,820
1,405	FTD Cos., Inc. (a)	35,069
6,397	Gaiam, Inc. - Class A (a)	49,513
20,111	Groupon, Inc. (a)(b)	65,361
1,300	HSN, Inc. (b)	63,609
1,500	Lands’ End, Inc. (a)(b)	24,630
1,200	Liberty TripAdvisor Holdings, Inc. - Class A (a)	26,256
891	Liberty Ventures - Series A (a)	33,029
2,858	Nutrisystem, Inc.	72,479
3,295	Overstock.com, Inc. (a)	53,082
3,690	PetMed Express, Inc. (b)	69,224
1,305	Shutterfly, Inc. (a)(b)	60,826
260	Stamps.com, Inc. (a)(b)	22,729
3,200	Travelport Worldwide Ltd.	41,248
1,796	Wayfair, Inc. - Class A (a)(b)	70,044

		831,343

	Internet Software & Services - 2.97%
1,764	2U, Inc. (a)(b)	51,879
9,502	Aerohive Networks, Inc. (a)	62,903
1,942	Alarm.com Holdings, Inc. (a)(b)	49,773
10,776	Angie’s List, Inc. (a)(b)	70,152
2,287	Apigee Corp. (a)	27,947
2,250	Appfolio, Inc. - Class A (a)(b)	32,535
3,483	Autobytel, Inc. (a)	48,309
9,280	Bankrate, Inc. (a)	69,414
5,242	Bazaarvoice, Inc. (a)	21,020
6,605	Blucora, Inc. (a)	68,428
3,881	Box, Inc. - Class A (a)(b)	40,130
8,573	Brightcove, Inc. (a)	75,442
687	BroadSoft, Inc. (a)	28,188
5,633	Carbonite, Inc. (a)	54,809
7,058	Care.com, Inc. (a)	82,437

3,000	ChannelAdvisor Corp. (a)	43,470
1,306	Cimpress NV (a)	120,779
992	comScore, Inc. (a)(b)	23,689
1,796	Cornerstone OnDemand, Inc. (a)	68,356
295	CoStar Group, Inc. (a)	64,505
858	Cvent, Inc. (a)	30,648
10,701	DHI Group, Inc. (a)	66,667
16,582	EarthLink Holdings Corp.	106,125
540	Envestnet, Inc. (a)	17,987
8,548	Everyday Health, Inc. (a)	67,358
7,700	Five9, Inc. (a)	91,630
645	GoDaddy, Inc. - Class A (a)	20,118
1,900	IAC/InterActiveCorp	106,970
1,654	Instructure, Inc. (a)	31,426
8,127	Intralinks Holdings, Inc. (a)	52,826
614	j2 Global, Inc. (b)	38,786
7,350	Liquidity Services, Inc. (a)	57,624
7,762	LivePerson, Inc. (a)	49,211
931	LogMeIn, Inc. (a)	59,053
10,514	Marchex, Inc. - Class B (a)	33,435
1,826	Marketo, Inc. (a)	63,581
1,583	Match Group, Inc. (a)(b)	23,864
6,052	MeetMe, Inc. (a)	32,257
2,056	MINDBODY, Inc. - Class A (a)(b)	33,184
1,199	New Relic, Inc. (a)	35,227
2,793	NIC, Inc.	61,278
2,536	Numerex Corp. - Class A (a)	18,995
5,816	Pandora Media, Inc. (a)(b)	72,409
9,166	QuinStreet, Inc. (a)	32,539
3,838	Quotient Technology, Inc. (a)(b)	51,468
4,395	Rackspace Hosting, Inc. (a)	91,680
4,772	RealNetworks, Inc. (a)	20,567
826	Reis, Inc.	20,567
6,622	RetailMeNot, Inc. (a)	51,056
2,202	Rightside Group Ltd. (a)	23,429
1,061	Shutterstock, Inc. (a)	48,594
535	SPS Commerce, Inc. (a)	32,421
5,075	TechTarget, Inc. (a)	41,108
6,500	TrueCar, Inc. (a)(b)	51,025
3,982	United Online, Inc. (a)	43,802
2,469	Web.com Group, Inc. (a)	44,886
560	WebMD Health Corp. (a)(b)	32,542
3,808	Xactly Corp. (a)	48,780
2,769	XO Group, Inc. (a)(b)	48,264
2,000	Yelp, Inc. - Class A (a)	60,720
548	Zillow Group, Inc. - Class A (a)	20,084
913	Zillow Group, Inc. - Class C (a)	33,124

		3,071,480

	IT Services - 2.51%
2,658	Acxiom Corp. (a)	58,449
7,375	ALJ Regional Holdings, Inc. (a)	36,875
833	Black Knight Financial Services, Inc. - Class A (a)	31,321
2,837	Blackhawk Network Holdings, Inc. (a)	95,011
2,453	Booz Allen Hamilton Holding Corp. - Class A	72,707
2,475	Broadridge Financial Solutions, Inc. (b)	161,370
903	CACI International, Inc. - Class A (a)	81,640
1,509	Cardtronics, Inc. (a)(b)	60,073
4,400	Convergys Corp. (b)	110,000
1,894	CoreLogic, Inc. (a)	72,881
2,410	CSG Systems International, Inc.	97,147
790	CSRA, Inc.	18,510

5,974	Datalink Corp. (a)	44,805
400	DST Systems, Inc.	46,572
1,275	EPAM Systems, Inc. (a)(b)	81,995
933	Euronet Worldwide, Inc. (a)	64,554
1,315	EVERTEC, Inc.	20,435
800	ExlService Holdings, Inc. (a)	41,928
1,202	Forrester Research, Inc.	44,306
1,901	Gartner, Inc. (a)	185,176
3,660	Genpact Ltd. (a)	98,234
13,681	Information Services Group, Inc. (a)	51,304
2,025	Leidos Holdings, Inc. (b)	96,937
17,729	Lionbridge Technologies, Inc. (a)	70,030
1,980	ManTech International Corp. - Class A	74,884
1,500	Maximus, Inc. (b)	83,055
3,036	NCI, Inc. - Class A	42,656
2,995	NeuStar, Inc. - Class A (a)(b)	70,412
2,675	Perficient, Inc. (a)	54,329
4,207	PFSweb, Inc. (a)	39,967
13,053	Planet Payment, Inc. (a)	58,608
2,125	Sabre Corp.	56,929
1,400	Science Applications International Corp.	81,690
809	Syntel, Inc. (a)(b)	36,615
1,727	Teletech Holdings, Inc.	46,854
4,946	The Hackett Group, Inc.	68,601
3,754	Unisys Corp. (a)	27,329
1,399	VeriFone Holdings, Inc. (a)	25,938
950	Virtusa Corp. (a)	27,436
617	WEX, Inc. (a)	54,709

		2,592,272

	Leisure Products - 0.81%
1,852	Brunswick Corp. (b)	83,933
8,356	JAKKS Pacific, Inc. (a)(b)	66,096
2,512	Johnson Outdoors, Inc. - Class A	64,558
1,945	Malibu Boats, Inc. - Class A (a)	23,496
3,423	Marine Products Corp.	28,959
3,689	MCBC Holdings, Inc.	40,764
4,060	Nautilus, Inc. (a)	72,430
953	Polaris Industries, Inc. (b)	77,917
1,342	Pool Corp. (b)	126,188
3,523	Smith & Wesson Holding Corp. (a)	95,755
1,241	Sturm, Ruger & Company, Inc. (b)	79,436
1,588	Vista Outdoor, Inc. (a)	75,795

		835,327

	Life Sciences Tools & Services - 1.19%
3,156	Albany Molecular Research, Inc. (a)(b)	42,417
541	Bio-Rad Laboratories, Inc. - Class A (a)(b)	77,374
387	Bio-Techne Corp.	43,642
3,600	Bruker Corp.	81,864
1,000	Cambrex Corp. (a)	51,730
1,400	Charles River Laboratories (a)	115,416
18,816	ChromaDex Corp. (a)	77,898
14,877	Enzo Biochem, Inc. (a)	88,816
1,624	INC Research Holdings, Inc. - Class A (a)	61,923
3,900	Luminex Corp. (a)	78,897
1,765	NanoString Technologies, Inc. (a)	22,239
3,071	NeoGenomics, Inc. (a)(b)	24,691
3,053	Pacific Biosciences of California, Inc. (a)	21,478
622	PAREXEL International Corp. (a)	39,111
1,225	PRA Health Sciences, Inc. (a)(b)	51,156
4,675	QIAGEN NV (a)	101,962
2,421	Quintiles Transnational Holdings, Inc. (a)	158,140
3,014	VWR Corp. (a)	87,104

		1,225,858

	Machinery - 2.94%
1,982	Actuant Corp. - Class A	44,813
1,232	AGCO Corp. (b)	58,064
335	Alamo Group, Inc.	22,100
1,547	Allison Transmission Holdings, Inc. (b)	43,672
1,187	Altra Industrial Motion Corp. (b)	32,025
478	Astec Industries, Inc.	26,840
641	Badger Meter, Inc.	46,812
1,046	Barnes Group, Inc.	34,644
2,617	Blue Bird Corp. (a)(b)	31,142
2,469	Briggs & Stratton Corp.	52,293
1,570	Chart Industries, Inc. (a)	37,884
655	CLARCOR, Inc.	39,844
1,721	Colfax Corp. (a)	45,538
1,832	Columbus McKinnon Corp.	25,923
400	Crane Co.	22,688
1,811	Donaldson Co., Inc. (b)	62,226
840	Douglas Dynamics, Inc.	21,613
2,261	Energy Recovery, Inc. (a)	20,100
514	ESCO Technologies, Inc.	20,529
2,795	Federal Signal Corp.	36,000
1,630	Flowserve Corp.	73,627
1,293	Gencor Industries, Inc. (a)	20,067
1,932	Global Brass & Copper Holdings, Inc.	52,724
1,010	Gorman Rupp Co.	27,684
1,400	Graco, Inc.	110,586
1,073	Graham Corp.	19,765
4,130	Hardinge, Inc.	41,548
800	Hurco Companies, Inc.	22,264
500	Hyster-Yale Materials Handling, Inc.	29,745
996	IDEX Corp.	81,772
766	ITT, Inc.	24,497
895	John Bean Technologies Corp. (b)	54,792
2,364	Joy Global, Inc. (b)	49,975
1,000	Kadant, Inc.	51,510
1,705	Kennametal, Inc.	37,698
1,574	Lincoln Electric Holdings, Inc. (b)	92,992
864	Lydall, Inc. (a)	33,316
1,107	Manitowoc Foodservice, Inc. (a)	19,505
6,081	Manitowoc, Inc.	33,141
606	Middleby Corp. (a)(b)	69,842
1,153	Mueller Industries, Inc.	36,758
2,400	Mueller Water Products, Inc. - Class A (b)	27,408
700	NACCO Industries, Inc. - Class A	39,200
1,188	Nordson Corp. (b)	99,329
1,237	Omega Flex, Inc.	47,055
885	Oshkosh Corp. (b)	42,223
603	Proto Labs, Inc. (a)(b)	34,709
388	RBC Bearings, Inc. (a)	28,130
1,400	Rexnord Corp. (a)	27,482
1,308	Snap On, Inc. (b)	206,429
1,274	SPX FLOW, Inc. (a)	33,213
3,727	Supreme Industries, Inc. - Class A	51,060
1,158	Tennant Co.	62,381
1,800	Terex Corp.	36,558
1,133	The Greenbrier Companies, Inc. (b)	33,004
1,044	Timken Co.	32,009
5,652	Titan International, Inc.	35,042
1,567	Toro Co.	138,209

1,130	TriMas Corp. (a)(b)	20,340
2,092	Trinity Industries, Inc. (b)	38,848
431	Valmont Industries, Inc. (b)	58,301
3,102	Wabash National Corp. (a)(b)	39,395
817	Wabtec Corp. (b)	57,378
483	Watts Water Technologies, Inc. - Class A	28,140
2,586	Xylem, Inc.	115,465

		3,039,866

	Marine - 0.09%
1,945	Costamare, Inc. (b)	14,918
675	Kirby Corp. (a)(b)	42,113
1,100	Matson, Inc.	35,519

		92,550

	Media - 1.54%
700	AMC Networks, Inc. - Class A (a)(b)	42,294
2,455	Ascent Capital Group, Inc. - Class A (a)	37,782
79	Cable One, Inc.	40,401
643	Carmike Cinemas, Inc. (a)	19,367
16,377	Central European Media Enterprises Ltd. - Class A (a)	34,556
651	DreamWorks Animation SKG, Inc. - Class A (a)	26,606
3,300	Entercom Communications Corp. - Class A	44,781
3,355	Eros International Plc (a)(b)	54,586
5,607	Gannett Co., Inc.	77,433
3,346	Global Sources Ltd. (a)	30,683
3,512	Gray Television, Inc. (a)	38,105
6,455	Interpublic Group of Cos., Inc.	149,111
1,708	John Wiley & Sons, Inc. - Class A	89,123
1,047	Liberty Media Group - Class A (a)	20,040
1,056	Liberty Media Group - Class C (a)	20,032
1,298	Live Nation, Inc. (a)(b)	30,503
1,127	MDC Partners, Inc. - Class A	20,613
1,800	Media General, Inc. (a)	30,942
505	Meredith Corp.	26,215
835	Morningstar, Inc.	68,286
2,670	MSG Networks, Inc. - Class A (a)	40,958
3,120	New Media Investment Group, Inc. (b)	56,378
3,695	New York Times Co. - Class A	44,710
6,274	Radio One, Inc. (a)	20,014
1,379	Regal Entertainment Group - Class A (b)	30,393
440	Saga Communications, Inc. - Class A	17,398
4,768	Salem Media Group, Inc.	34,425
1,200	Scholastic Corp.	47,532
1,818	Sinclair Broadcast Group, Inc. - Class A (b)	54,286
2,371	Starz - Class A (a)	70,940
6,961	TEGNA, Inc.	161,286
1,928	Time, Inc.	31,735
1,709	tronc, Inc.	23,584
2,903	World Wrestling Entertainment, Inc. - Class A (b)	53,444

		1,588,542

	Metals & Mining - 1.07%
11,492	AK Steel Holding Corp. (a)	53,553
1,134	Carpenter Technology Corp. (b)	37,343
3,761	Century Aluminum Co. (a)	23,807
2,643	Coeur D’Alene Mines Corp. (a)	28,174
3,698	Commercial Metals Co.	62,496
3,195	Ferroglobe PLC	27,509
1,200	Gibraltar Industries, Inc. (a)	37,884
1,036	Handy & Harman Ltd. (a)	27,133
866	Haynes International, Inc.	27,781
4,920	Hecla Mining Co. (b)	25,092
1,069	Materion Corp.	26,469

3,909	Olympic Steel, Inc.	106,755
4,327	Real Industry, Inc. (a)	33,621
1,696	Reliance Steel & Aluminum Co.	130,423
509	Royal Gold, Inc.	36,658
3,788	Ryerson Holding Corp. (a)(b)	66,290
2,404	Schnitzer Steel Industries, Inc. - Class A	42,310
5,226	Steel Dynamics, Inc.	128,037
5,282	SunCoke Energy, Inc.	30,741
2,354	Tahoe Resources, Inc.	35,239
3,182	TimkenSteel Corp.	30,611
1,562	United States Steel Corp. (b)	26,335
1,538	Worthington Industries, Inc.	65,057

		1,109,318

	Multiline Retail - 0.56%
2,738	Big Lots, Inc. (b)(c)	137,201
1,778	Burlington Stores, Inc. (a)(b)	118,610
1,228	Dillard’s, Inc. - Class A (b)	74,417
4,480	Fred’s, Inc. - Class A	72,173
7,505	J.C. Penney Co., Inc. (a)(b)	66,645
969	Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	24,119
1,994	Sears Holdings Corp. (a)(b)	27,138
8,361	Tuesday Morning Corp. (a)(b)	58,694

		578,997

	Multi-Utilities - 0.38%
3,109	Alliant Energy Corp. (b)	123,427
944	Avista Corp.	42,291
715	Black Hills Corp. (b)	45,074
3,474	MDU Resources Group, Inc.	83,376
751	Northwestern Corp.	47,366
981	Vectren Corp.	51,669

		393,203

	Oil & Gas - 0.84%
4,019	Alon USA Energy, Inc.	26,043
1,919	California Resources Corp.	23,412
2,766	Callon Petroleum Co. (a)(b)	31,062
2,978	Delek U.S. Holdings, Inc.	39,339
11,433	Denbury Resources, Inc. (b)	41,044
745	Diamondback Energy, Inc. (a)(b)	67,951
3,707	EP Energy Corp. - Class A (a)(b)	19,202
14,623	EXCO Resources, Inc. (a)(b)	19,010
1,200	HollyFrontier Corp.	28,524
1,859	Laredo Petroleum, Inc. (a)	19,482
856	Matador Resources Co. (a)	16,949
600	Murphy Oil Corp. (b)	19,050
1,846	Newfield Exploration Co. (a)	81,556
1,700	Nordic American Tanker Shipping Ltd. (b)	23,613
1,386	Par Pacific Holdings, Inc. (a)	21,261
1,736	Parsley Energy, Inc. - Class A (a)(b)	46,976
1,834	PBF Energy, Inc. - Class A	43,613
468	PDC Energy, Inc. (a)	26,962
1,563	QEP Resources, Inc. (b)	27,556
3,241	Renewable Energy Group, Inc. (a)	28,618
846	Rice Energy, Inc. (a)	18,646
870	RSP Permian, Inc. (a)	30,354
1,398	Ship Finance International Ltd. (b)	20,607
675	Targa Resources Corp.	28,445
2,122	Western Refining, Inc. (b)	43,777
1,108	World Fuel Services Corp.	52,619
2,832	WPX Energy, Inc. (a)(b)	26,366

		872,037

	Paper & Forest Products - 0.19%
935	Boise Cascade Co. (a)	21,458
398	Clearwater Paper Corp. (a)	26,017
1,200	Domtar Corp. (b)	42,012
3,055	KapStone Paper and Packaging Corp. (b)	39,746
1,200	Louisiana-Pacific Corp. (a)(b)	20,820
300	Neenah Paper, Inc.	21,711
605	Schweitzer-Mauduit International, Inc.	21,344

		193,108

	Personal Products - 0.96%
16,121	Avon Products, Inc.	60,937
1,856	Coty, Inc. - Class A (b)	48,237
1,216	Edgewell Personal Care Co. (a)	102,643
3,701	Elizabeth Arden, Inc. (a)	50,926
2,821	Herbalife Ltd. (a)	165,113
742	Inter Parfums, Inc.	21,199
5,592	Lifevantage Corp. (a)	76,051
1,800	Medifast, Inc.	59,886
3,058	Natural Health Trends Corp. (b)	86,205
4,053	Nature’s Sunshine Products, Inc.	38,625
2,440	Nu Skin Enterprises, Inc. - Class A (b)	112,704
2,643	Nutraceutical International Corp. (a)	61,186
1,500	Revlon, Inc. - Class A (a)	48,270
500	USANA Health Sciences, Inc. (a)(b)	55,715

		987,697

	Pharmaceuticals - 0.93%
1,319	Akorn, Inc. (a)(b)	37,572
5,823	Ampio Pharmaceuticals, Inc. (a)(b)	7,512
8,921	Bio-Path Holdings, Inc. (a)	17,753
10,702	Corcept Therapeutics, Inc. (a)(b)	58,433
3,086	Depomed, Inc. (a)(b)	60,547
941	Dermira, Inc. (a)	27,524
4,246	Endo International Plc (a)	66,195
800	Heska Corp. (a)	29,736
4,167	Horizon Pharma Plc (a)	68,630
1,617	Impax Laboratories, Inc. (a)(b)	46,602
2,552	Lannett Co., Inc. (a)(b)	60,712
700	Medicines Co. (a)(b)	23,541
1,562	Nektar Therapeutics (a)	22,227
959	Pacira Pharmaceuticals, Inc. (a)(b)	32,347
1,300	Phibro Animal Health Corp. - Class A	24,258
1,923	Prestige Brands Holdings, Inc. (a)	106,534
7,542	SciClone Pharmaceuticals, Inc. (a)	98,499
1,776	Sucampo Pharmaceuticals, Inc. - Class A (a)	19,483
4,844	Supernus Pharmaceuticals, Inc. (a)	98,672
2,416	TherapeuticsMD, Inc. (a)	20,536
846	Theravance Biopharma, Inc. (a)	19,196
3,442	Titan Pharmaceuticals, Inc. (a)	18,828

		965,337

	Professional Services - 1.34%
3,777	CBIZ, Inc. (a)	39,319
653	CEB, Inc.	40,277
816	CRA International, Inc. (a)	20,579
483	Exponent, Inc.	28,212
4,102	Franklin Covey Co. (a)	62,884
1,438	FTI Consulting, Inc. (a)(b)	58,498
954	GP Strategies Corp. (a)	20,692
9,244	Hill International, Inc. (a)	37,623
455	Huron Consulting Group, Inc. (a)	27,491
1,202	ICF International, Inc. (a)	49,162
1,034	Insperity, Inc. (b)	79,856
3,982	Kelly Services, Inc. - Class A	75,538

3,644	Kforce, Inc.	61,547
983	Korn/Ferry International	20,348
2,250	ManpowerGroup, Inc. (b)	144,765
1,730	Mistras Group, Inc. (a)	41,295
18,920	Monster Worldwide, Inc. (a)	45,219
1,639	Navigant Consulting, Inc. (a)	26,470
1,229	On Assignment, Inc. (a)	45,412
3,293	Resources Connection, Inc. (a)	48,670
3,403	Robert Half International, Inc.	129,858
3,558	RPX Corp. (a)	32,627
869	The Dun & Bradstreet Corp.	105,879
940	TriNet Group, Inc. (a)	19,543
3,729	TrueBlue, Inc. (a)	70,553
362	VSE Corp.	24,182
503	WageWorks, Inc. (a)	30,084

		1,386,583

	Real Estate Management & Development - 0.72%
4,526	Altisource Portfolio Solutions SA (a)(b)	126,004
5,468	AV Homes, Inc. (a)	66,819
1,192	Howard Hughes Corp. (a)	136,269
1,505	Jones Lang LaSalle, Inc.	146,662
3,611	Marcus & Millichap, Inc. (a)	91,756
478	RE/MAX Holdings, Inc. - Class A	19,244
2,623	Realogy Holdings Corp. (a)	76,119
3,115	Stratus Properties, Inc. (a)	58,344
1,108	The St. Joe Co. (a)	19,634

		740,851

	Road & Rail - 0.38%
100	AMERCO	37,455
1,825	ArcBest Corp.	29,656
600	Genesee & Wyoming, Inc. - Class A (a)	35,370
743	Knight Transportation, Inc.	19,749
1,736	Landstar System, Inc. (b)	119,194
449	Old Dominion Freight Line, Inc. (a)	27,079
3,597	Roadrunner Transportation Systems, Inc. (a)	26,833
948	Saia, Inc. (a)	23,833
1,476	Swift Transportation Co. (a)(b)	22,745
1,500	Universal Truckload Services, Inc.	19,350
3,096	YRC Worldwide, Inc. (a)	27,245

		388,509

	Semiconductor & Semiconductor Equipment - 1.97%
1,266	Acacia Communications, Inc. (a)	50,564
2,192	Advanced Energy Industries, Inc. (a)	83,208
15,593	Advanced Micro Devices, Inc. (a)(b)	80,148
2,744	Alpha & Omega Semiconductor Ltd. (a)	38,224
1,213	Ambarella, Inc. (a)(b)	61,633
3,987	Amkor Technology, Inc. (a)	22,925
7,524	Applied Micro Circuits Corp. (a)	48,304
612	Cabot Microelectronics Corp.	25,912
1,687	Cavium, Inc. (a)(b)	65,118
900	CEVA, Inc. (a)	24,453
2,604	Cirrus Logic, Inc. (a)(b)	101,009
2,541	Cohu, Inc.	27,570
2,614	Cree, Inc. (a)(b)	63,886
2,862	DSP Group, Inc. (a)	30,366
1,600	Entegris, Inc. (a)	23,152
1,500	Fairchild Semiconductor International, Inc. (a)	29,775
900	First Solar, Inc. (a)	43,632
4,618	FormFactor, Inc. (a)	41,513
9,581	GigPeak, Inc. (a)	18,779
1,597	Inphi Corp. (a)(b)	51,152

4,274	Integrated Device Technology, Inc. (a)	86,036
1,373	Intersil Corp. - Class A	18,590
3,167	IXYS Corp.	32,462
4,800	Marvell Technology Group Ltd. - ADR	45,744
4,138	MaxLinear, Inc. - Class A (a)	74,401
1,976	Microsemi Corp. (a)(b)	64,576
1,266	MKS Instrument, Inc. (b)	54,514
1,199	Monolithic Power Systems, Inc. (b)	81,916
1,241	Nanometrics, Inc. (a)	25,800
3,822	NeoPhotonics Corp. (a)	36,424
9,074	ON Semiconductor Corp. (a)	80,033
5,223	Photronics, Inc. (a)	46,537
583	Power Integrations, Inc.	29,191
2,969	Rambus, Inc. (a)	35,865
1,940	Rudolph Technologies, Inc. (a)	30,128
1,534	Semtech Corp. (a)	36,601
6,800	Sigma Designs, Inc. (a)	43,724
1,194	Silicon Laboratories, Inc. (a)	58,196
6,463	Teradyne, Inc.	127,256
3,800	Ultra Clean Holdings, Inc. (a)	21,622
919	Ultratech, Inc. (a)	21,109
1,292	Veeco Instruments, Inc. (a)	21,396
5,500	Xcerra Corp. (a)	31,625

		2,035,069

	Software - 4.71%
8,585	A10 Networks, Inc. (a)	55,545
3,059	ACI Worldwide, Inc. (a)(b)	59,681
3,332	American Software, Inc. - Class A	34,919
1,197	ANSYS, Inc. (a)	108,628
2,836	Aspen Technology, Inc. (a)(b)	114,121
3,326	AVG Technologies NV (a)	63,161
2,482	Barracuda Networks, Inc. (a)	37,577
926	Blackbaud, Inc.	62,875
913	Bottomline Technologies, Inc. (a)	19,657
8,261	Cadence Design System, Inc. (a)(b)	200,742
2,631	Callidus Software, Inc. (a)	52,567
1,805	CommVault Systems, Inc. (a)	77,958
561	Ebix, Inc. (b)	26,872
900	Ellie Mae, Inc. (a)	82,485
4,431	EnerNOC, Inc. (a)	28,004
3,825	Epiq Systems, Inc.	55,845
381	ePlus, Inc. (a)	31,162
4,168	Exa Corp. (a)	60,228
1,015	FactSet Research Systems, Inc. (b)	163,841
899	Fair Isaac Corp. (b)	101,596
1,447	Fleetmatics Group Plc (a)(b)	62,698
2,598	Fortinet, Inc. (a)	82,071
2,489	Gigamon, Inc. (a)	93,064
1,163	Globant SA (a)	45,764
10,192	Guidance Software, Inc. (a)	63,088
764	Guidewire Software, Inc. (a)(b)	47,185
1,592	HubSpot, Inc. (a)	69,125
929	Imperva, Inc. (a)	39,956
2,500	Infoblox, Inc. (a)	46,900
920	Interactive Intelligence Group, Inc. (a)	37,711
1,546	Jack Henry & Associates, Inc.	134,919
10,092	Jive Software, Inc. (a)	37,946
2,260	Manhattan Associates, Inc. (a)(b)	144,934
5,841	Mentor Graphics Corp.	124,180
456	MicroStrategy, Inc. - Class A (a)	79,809
9,489	Mitek Systems, Inc. (a)	67,467

13,950	MobileIron, Inc. (a)	42,547
2,299	Model N, Inc. (a)	30,692
1,129	Monotype Imaging Holdings, Inc.	27,807
880	NetSuite, Inc. (a)(b)	64,064
5,680	Nuance Communications, Inc. (a)	88,778
600	Paycom Software, Inc. (a)	25,926
521	Paylocity Holdings Corp. (a)(b)	22,507
2,749	Pegasystems, Inc.	74,085
1,700	Progress Software Corp. (a)	46,682
500	Proofpoint, Inc. (a)(b)	31,545
2,183	PROS Holdings, Inc. (a)	38,050
2,200	PTC, Inc. (a)	82,676
2,456	QAD, Inc. - Class A	47,327
3,451	Qlik Technologies, Inc. (a)(b)	102,081
1,100	Qualys, Inc. (a)	32,791
1,533	Rapid7, Inc. (a)(b)	19,285
1,712	RealPage, Inc. (a)	38,229
4,287	RingCentral, Inc. - Class A (a)(b)	84,540
6,234	Rosetta Stone, Inc. (a)	48,313
3,360	Rovi Corp. (a)	52,550
2,266	Sapiens International Corp. NV	26,535
2,337	Splunk, Inc. (a)(b)	126,619
1,600	SS&C Technologies Holdings, Inc.	44,928
885	Synchronoss Technologies, Inc. (a)	28,196
4,383	Synopsys, Inc. (a)	237,033
1,092	Tableau Software, Inc. - Class A (a)(b)	53,421
2,159	Take-Two Interactive Software, Inc. (a)(b)	81,869
8,555	Tangoe, Inc. (a)(b)	66,045
4,403	The Rubicon Project, Inc. (a)	60,101
2,200	TubeMogul, Inc. (a)	26,180
432	Tyler Technologies, Inc. (a)(b)	72,019
337	Ultimate Software Group, Inc. (a)(b)	70,868
2,300	Varonis Systems, Inc. (a)(b)	55,246
3,245	VASCO Data Security International, Inc. (a)(b)	53,186
1,124	Verint Systems, Inc. (a)(b)	37,238
4,387	Workiva, Inc. (a)	59,926
823	Xura, Inc. (a)	20,106
2,308	Zendesk, Inc. (a)(b)	60,885
11,757	Zix Corp. (a)	44,089
10,254	Zynga, Inc. - Class A (a)	25,532

		4,864,778

	Specialty Retail - 4.18%
4,139	Aaron’s, Inc.	90,603
5,419	Abercrombie & Fitch Co. - Class A (b)	96,512
7,377	American Eagle Outfitters (b)	117,516
1,975	America’s Car-Mart, Inc. (a)	55,774
600	Asbury Automotive Group, Inc. (a)	31,644
8,192	Ascena Retail Group, Inc. (a)(b)	57,262
1,036	AutoNation, Inc. (a)	48,671
4,900	Barnes & Noble, Inc.	55,615
5,219	Big 5 Sporting Goods Corp.	48,380
4,349	Build-A-Bear Workshop, Inc. (a)	58,364
586	Cabela’s, Inc. (a)(b)	29,335
3,502	Caleres, Inc.	84,783
1,637	Cato Corp. - Class A	61,748
8,250	Chico’s FAS, Inc. (b)	88,358
1,174	Children’s Place Retail Stores, Inc. (b)	94,131
3,705	Citi Trends, Inc.	57,539
2,600	Conns, Inc. (a)	19,552
8,901	Destination XL Group, Inc. (a)	40,678
2,190	Dick’s Sporting Goods, Inc. (b)	98,681

2,422	DSW, Inc. - Class A (b)51,298
2,379	Duluth Holdings, Inc. Class B (a)	58,190
5,917	Express, Inc. (a)(b)	85,856
2,062	Five Below, Inc. (a)	95,697
3,815	Foot Locker, Inc.	209,291
5,734	Francesca’s Holdings Corp. (a)	63,361
3,834	GameStop Corp. - Class A (b)	101,908
1,327	Genesco, Inc. (a)	85,339
2,520	GNC Holdings, Inc. - Class A	61,211
487	Group 1 Automotive, Inc.	24,038
3,148	Guess?, Inc. (b)	47,377
2,779	Haverty Furniture Cos., Inc.	50,105
1,883	Hibbett Sports, Inc. (a)(b)	65,510
3,899	KirkLands, Inc. (a)	57,237
300	Lithia Motors, Inc. - Class A (b)	21,321
2,939	Lumber Liquidators Holdings, Inc. (a)(b)	45,319
1,294	Mattress Firm Holding Corp. (a)(b)	43,414
831	Monro Muffler Brake, Inc.	52,818
300	Murphy USA, Inc. (a)	22,248
13,625	Office Depot, Inc. (a)	45,099
1,558	Outerwall, Inc. (b)(c)	65,436
1,478	Party City Holdco, Inc. (a)	20,559
858	Penske Automotive Group, Inc.	26,993
14,861	Pier 1 Imports, Inc. (b)	76,386
6,916	Rent-A-Center, Inc.	84,928
798	Restoration Hardware Holdings, Inc. (a)	22,887
500	REX Stores Corp. (a)	29,915
3,343	Sally Beauty Holdings, Inc. (a)	98,318
8,189	Sears Hometown and Outlet Stores, Inc. (a)	55,194
3,100	Select Comfort Corp. (a)	66,278
2,300	Shoe Carnival, Inc.	57,638
1,644	Sonic Automotive, Inc. - Class A	28,129
5,493	Sportsman’s Warehouse Holdings, Inc. (a)	44,274
4,216	Stage Stores, Inc.	20,574
13,724	Staples, Inc.	118,301
6,108	Stein Mart, Inc.	47,154
3,693	Systemax, Inc. (a)	31,501
3,749	Tailored Brands, Inc. (b)	47,462
2,005	The Buckle, Inc. (b)	52,110
6,522	The Container Store Group, Inc. (a)(b)	34,893
3,163	The Finish Line, Inc. - Class A	63,861
3,720	The Michaels Cos., Inc. (a)	105,797
3,714	Tile Shop Holdings, Inc. (a)(b)	73,834
11,186	Tilly’s, Inc. - Class A (a)	64,767
3,868	Urban Outfitters, Inc. (a)	106,370
2,218	Vitamin Shoppe, Inc. (a)(b)	67,804
5,910	West Marine, Inc. (a)	49,585
2,211	Williams Sonoma, Inc.	115,259
600	Winmark Corp.	59,802
4,291	Zumiez, Inc. (a)(b)	61,404

		4,319,196

	Technology Hardware, Storage & Peripherals - 0.60%
8,761	Avid Technology, Inc. (a)	50,901
5,163	CPI Card Group, Inc. (b)	25,867
894	Cray, Inc. (a)	26,748
608	Electronics for Imaging, Inc. (a)	26,168
1,431	Lexmark International, Inc. - Class A	54,020
2,527	NCR Corp. (a)	70,175
5,914	Nimble Storage, Inc. (a)	47,075
2,519	Pure Storage, Inc. (a)(b)	27,457
4,146	QLogic Corp. (a)	61,112
7,433	Silicon Graphics International Corp. (a)	37,388
978	Synaptics, Inc. (a)	52,568
4,850	Teradata Corp. (a)	121,590
4,732	USA Technologies, Inc. (a)	20,206

		621,275

	Textiles, Apparel & Luxury Goods - 1.54%
1,408	Carter’s, Inc.	149,910
1,100	Columbia Sportswear Co.	63,294
5,065	Crocs, Inc. (a)	57,133
980	Culp, Inc.	27,077
1,428	Deckers Outdoor Corp. (a)(b)	82,138
2,200	Delta Apparel, Inc. (a)	49,610
3,611	Fossil Group, Inc. (a)(b)	103,022
1,822	G-III Apparel Group, Ltd. (a)	83,302
3,965	Kate Spade & Co. (a)	81,719
2,480	lululemon athletica, Inc. (a)(b)	183,173
3,169	Movado Group, Inc.	68,704
980	Oxford Industries, Inc.	55,488
3,078	Perry Ellis International, Inc. (a)	61,929
3,948	Skechers U.S.A., Inc. - Class A (a)	117,334
2,243	Steven Madden Ltd. (a)(b)	76,666
1,536	Superior Uniform Group, Inc.	29,322
2,131	Tumi Holdings, Inc. (a)	56,983
759	Unifi, Inc. (a)	20,668
312	UniFirst Corp.	36,105
3,819	Vera Bradley, Inc. (a)(b)	54,115
5,355	Vince Holding Corp. (a)	29,345
944	Weyco Group, Inc.	26,224
3,971	Wolverine World Wide, Inc.	80,691

		1,593,952

	Thrifts & Mortgage Finance - 1.57%
2,882	Astoria Financial Corp.	44,181
3,146	Bank Mutual Corp.	24,161
1,574	BankFinancial Corp.	18,872
1,664	Beneficial Bancorp, Inc. (a)	21,166
1,016	Berkshire Hills Bancorp, Inc.	27,351
3,256	BofI Holding, Inc. (a)(b)	57,664
2,400	Brookline Bancorp, Inc.	26,472
1,080	BSB Bancorp, Inc. (a)	24,462
2,557	Capitol Federal Financial, Inc.	35,670
1,494	Charter Financial Corp.	19,840
1,927	Clifton Bancorp, Inc.	29,040
3,082	Dime Community Bancshares	52,425
1,454	ESSA Bancorp, Inc.	19,484
1,992	Federal Agricultural Mortgage Corp. - Class C	69,362
700	First Defiance Financial Corp.	27,195
1,468	First Financial Northwest, Inc.	19,495
2,357	Flagstar Bancorp, Inc. (a)	57,534
1,284	Flushing Financial Corp.	25,526
951	Fox Chase Bancorp, Inc.	19,343
271	Hingham Institution for Savings	33,311
695	Home Bancorp, Inc.	19,092
1,738	HomeStreet, Inc. (a)	34,621
4,600	Impac Mortgage Holdings, Inc. (a)(b)	72,128
2,018	Kearny Financial Corp.	25,387
649	LendingTree, Inc. (a)(b)	57,326
1,934	Meridian Bancorp, Inc.	28,585
622	Meta Financial Group, Inc.	31,697
1,563	Northfield Bancorp, Inc.	23,179
2,085	Northwest Bancshares, Inc.	30,921
1,800	OceanFirst Financial Corp.	32,706

1,900	Oritani Financial Corp.	30,381
1,900	PennyMac Financial Services, Inc. - Class A (a)	23,731
6,045	People’s United Financial, Inc. (b)	88,620
1,127	Provident Financial Holdings, Inc.	20,624
1,869	Provident Financial Services, Inc.	36,707
3,712	Radian Group, Inc. (b)	38,679
1,408	SI Financial Group, Inc.	18,642
1,186	Southern Missouri Bancorp, Inc.	27,907
1,070	Territorial Bancorp, Inc.	28,323
1,300	TFS Financial Corp.	22,386
4,174	TrustCo Bank Corp.	26,755
4,748	United Community Financial Corp.	28,868
2,679	United Financial Bancorp, Inc.	34,773
2,556	Walker & Dunlop, Inc. (a)	58,226
2,194	Washington Federal, Inc.	53,226
1,715	Waterstone Financial, Inc.	26,291
2,559	Westfield Financial, Inc.	19,704
896	WSFS Financial Corp.	28,842

		1,620,881

	Tobacco - 0.12%
1,163	Universal Corp. (b)	67,152
2,419	Vector Group Ltd.	54,234

		121,386

	Trading Companies & Distributors - 1.19%
2,301	Applied Industrial Technologies, Inc.	103,867
1,829	Beacon Roofing Supply, Inc. (a)	83,165
1,075	BMC Stock Holdings, Inc. (a)	19,157
4,081	DXP Enterprises, Inc. (a)	60,929
1,000	H&E Equipment Services, Inc.	19,030
4,964	HD Supply Holdings, Inc. (a)(b)	172,846
2,932	Lawson Products, Inc. (a)	58,230
2,700	MRC Global, Inc. (a)	38,367
1,629	MSC Industrial Direct Co., Inc. - Class A	114,942
2,306	Neff Corp. - Class A (a)	25,205
2,525	NOW, Inc. (a)(b)	45,804
1,346	Rush Enterprises, Inc. - Class A (a)	29,006
1,390	Rush Enterprises, Inc. - Class B (a)	28,898
1,164	SiteOne Landscape Supply, Inc. (a)	39,564
2,989	Titan Machinery, Inc. (a)(b)	33,327
1,222	United Rentals, Inc. (a)	81,996
1,078	Univar, Inc. (a)	20,385
2,008	Veritiv Corp. (a)	75,461
827	Watsco, Inc.	116,351
800	WESCO International, Inc. (a)(b)	41,192
789	Willis Lease Finance Corp. (a)	17,539

		1,225,261

	Transportation Infrastructure - 0.07%
476	Macquarie Infrastructure Corp.	35,248
2,400	Wesco Aircraft Holdings, Inc. (a)	32,208

		67,456

	Water Utilities - 0.32%
500	American States Water Co.	21,910
2,076	Aqua America, Inc. (b)	74,030
671	Artesian Resources Corp. - Class A	22,760
734	California Water Service Group (b)	25,639
427	Connecticut Water Service, Inc.	23,998
3,518	Consolidated Water Co., Ltd.	45,945
2,443	Global Water Resources, Inc.	21,498
992	Middlesex Water Co.	43,033
559	SJW Corp.	22,014

960	The York Water Co.	30,758

		331,585

	Wireless Telecommunication Services - 0.12%
1,209	Shenandoah Telecommunications Co.	47,224
1,631	Spok Holdings, Inc.	31,258
1,605	Telephone & Data Systems, Inc.	47,604

		126,086

	Total Common Stocks (Cost $83,950,997)	88,698,963

	INVESTMENT COMPANIES - 3.91%
	Exchange Traded Funds - 3.91%
47,281	Vanguard Extended Market ETF (b)	4,038,743

	Total Investment Companies (Cost $4,003,071)	4,038,743

	REAL ESTATE INVESTMENT TRUSTS - 9.61%
	Real Estate Investment Trusts - 9.61%
1,066	Acadia Realty Trust	37,864
676	Agree Realty Corp.	32,610
100	Alexander’s, Inc.	40,923
676	Alexandria Real Estate Equities, Inc.	69,980
479	American Assets Trust, Inc.	20,329
1,369	American Campus Communities, Inc.	72,379
3,556	American Capital Agency Corp.	70,480
1,277	American Capital Mortgage Investment Corp.	20,164
2,062	American Homes 4 Rent - Class A	42,230
6,255	Anworth Mortgage Asset Corp.	29,399
3,440	Apartment Investment & Management Co. - Class A (b)	151,910
5,051	Apollo Commercial Real Estate Finance, Inc. (b)	81,170
2,661	Apple Hospitality REIT, Inc. (b)	50,053
6,138	Ares Commercial Real Estate Corp.	75,436
8,491	Armada Hoffler Properties, Inc.	116,666
1,621	Ashford Hospitality Prime, Inc.	22,921
8,498	Ashford Hospitality Trust, Inc.	45,634
2,475	Brandywine Realty Trust	41,580
1,060	Camden Property Trust	93,725
6,987	Capstead Mortgage Corp. (b)	67,774
3,477	Care Capital Properties, Inc.	91,132
1,457	CareTrust REIT, Inc.	20,077
7,073	CBL & Associates Properties, Inc.	65,850
2,796	Cedar Shopping Centers, Inc.	20,774
1,937	Chatham Lodging Trust	42,575
2,362	Chesapeake Lodging Trust	54,917
7,441	Chimera Investment Corp.	116,824
4,660	Colony Capital, Inc. - Class A	71,531
645	Colony Starwood Homes	19,621
1,103	Columbia Property Trust, Inc.	23,604
1,128	Communications Sales & Leasing, Inc.	32,599
1,224	CorEnergy Infrastructure Trust, Inc. (b)	35,312
1,006	CoreSite Realty Corp. (b)	89,222
4,089	Corporate Office Properties Trust	120,912
4,116	Corrections Corporation of America	144,142
7,142	Cousins Properties, Inc. (b)	74,277
2,029	CubeSmart	62,656
993	CyrusOne, Inc. (b)	55,270
3,554	CYS Investments, Inc.	29,747
1,154	DCT Industrial Trust, Inc. (b)	55,438
3,306	DDR Corp.	59,971
7,029	DiamondRock Hospitality Co.	63,472
1,704	Douglas Emmett, Inc.	60,526
4,018	Duke Realty Corp. (b)	107,120
1,210	DuPont Fabros Technology, Inc. (b)	57,523
4,017	Dynex Capital, Inc.	27,878

1,552	Easterly Government Properties, Inc.	30,621
749	EastGroup Properties, Inc.	51,621
875	Education Realty Trust, Inc. (b)	40,373
1,512	Empire State Realty Trust, Inc. - Class A	28,713
925	EPR Properties (b)	74,629
2,579	Equity Commonwealth (a)	75,126
2,095	Equity LifeStyle Properties, Inc.	167,705
1,249	Equity One, Inc. (b)	40,193
7,535	Felcor Lodging Trust, Inc. (b)	46,943
1,762	First Industrial Realty Trust	49,019
9,960	Forest City Realty Trust, Inc. - Class A	222,208
4,478	Four Corners Property Trust, Inc.	92,202
1,798	Franklin Street Properties Corp.	22,061
1,258	Gaming and Leisure Properties, Inc.	43,376
3,341	Getty Realty Corp.	71,664
1,194	Gladstone Commercial Corp.	20,167
986	Government Properties Income Trust	22,737
4,664	Gramercy Property Trust (b)	43,002
5,660	Great Ajax Corp.	78,504
1,100	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	23,760
1,890	Hatteras Financial Corp.	30,996
1,498	Health Care Realty Trust (b)	52,415
1,572	Healthcare Trust of America, Inc. - Class A	50,838
3,070	Hersha Hospitality Trust	52,651
1,082	Highwoods Properties, Inc. (b)	57,130
2,870	Hospitality Property Trust	82,656
682	Hudson Pacific Properties, Inc.	19,901
8,045	Independence Realty Trust, Inc.	65,808
2,838	InfraREIT, Inc.	49,779
3,972	Invesco Mortgage Capital, Inc.	54,377
5,515	Iron Mountain, Inc.	219,662
2,920	iStar Financial, Inc. (a)	28,003
2,280	Kilroy Realty Corp.	151,141
1,337	Kite Realty Group Trust (b)	37,476
3,498	Ladder Capital Corp.	42,676
2,326	Lamar Advertising Co. - Class A	154,214
3,149	LaSalle Hotel Properties (b)	74,253
6,304	Lexington Realty Trust	63,733
2,684	Liberty Property Trust	106,608
1,100	LTC Properties, Inc.	56,903
1,461	Mack-Cali Realty Corp. (b)	39,447
4,242	Medical Properties Trust, Inc.	64,521
18,281	MFA Financial, Inc. (b)	132,903
1,679	Mid-American Apartment Communities, Inc. (b)	178,646
1,583	Monmouth Real Estate Investment Corp. - Class A	20,991
2,519	Monogram Residential Trust, Inc.	25,719
1,131	National Health Investors, Inc. (b)	84,927
1,617	National Retail Properties, Inc. (b)	83,631
1,381	National Storage Affiliates Trust	28,752
10,694	New Residential Investment Corp.	148,005
15,915	New York Mortgage Trust, Inc.	97,081
2,096	New York REIT, Inc.	19,388
1,831	NorthStar Realty Europe Corp.	16,937
2,025	Omega Healthcare Investors, Inc. (b)	68,749
1,800	One Liberty Properties, Inc.	42,930
1,944	Orchid Island Capital, Inc.	20,004
4,490	Owens Realty Mortgage, Inc. (b)	74,714
1,202	Paramount Group, Inc.	19,160
3,842	Parkway Properties, Inc.	64,277
2,524	Pebblebrook Hotel Trust (b)	66,255
1,363	Pennsylvania Real Estate Investment Trust	29,236

5,165	PennyMac Mortgage Investment Trust	83,828
2,040	Physicians Realty Trust (b)	42,860
4,176	Piedmont Office Realty Trust, Inc. - Class A	89,951
619	Post Properties, Inc.	37,790
1,112	Potlatch Corp. (b)	37,919
1,432	Preferred Apartment Communities, Inc. - Class A	21,079
1,024	PS Business Parks, Inc. (b)	108,626
676	QTS Realty Trust, Inc. - Class A (b)	37,842
21,947	RAIT Financial Trust	68,694
1,570	Ramco-Gershenson Properties Trust	30,788
1,116	Rayonier, Inc.	29,284
5,067	Redwood Trust, Inc.	69,975
1,659	Regency Centers Corp.	138,908
4,040	Resource Capital Corp.	51,954
1,895	Retail Opportunity Investments Corp.	41,065
4,152	Retail Properties of America, Inc. - Class A	70,169
1,554	Rexford Industrial Realty, Inc.	32,774
3,772	RLJ Lodging Trust	80,909
1,688	Ryman Hospitality Properties, Inc. (b)	85,497
1,927	Sabra Health Care REIT, Inc.	39,764
1,244	Saul Centers, Inc.	76,767
2,544	Select Income REIT	66,119
3,167	Senior Housing Properties Trust	65,969
383	Seritage Growth Properties (b)	19,089
594	Sovran Self Storage, Inc.	62,322
4,935	Spirit Realty Capital, Inc.	63,020
899	STAG Industrial, Inc.	21,405
6,400	Starwood Property Trust, Inc. (b)	132,608
1,832	STORE Capital Corp.	53,952
8,576	Summit Hotel Properties, Inc.	113,546
631	Sun Communities, Inc.	48,360
11,318	Sunstone Hotel Investors, Inc. (b)	136,608
2,719	Tanger Factory Outlet Centers, Inc.	109,249
1,700	Taubman Centers, Inc.	126,140
780	Terreno Realty Corp.	20,179
3,284	The Geo Group, Inc.	112,247
1,260	Tier REIT, Inc. (b)	19,316
13,146	Two Harbors Investment Corp.	112,530
1,813	UMH Properties, Inc.	20,396
7,074	United Development Funding IV (b)	0
825	Universal Health Realty Income Trust	47,174
3,241	Urban Edge Properties	96,776
2,800	Urstadt Biddle Properties, Inc. - Class A	69,384
977	Washington Real Estate Investment Trust (b)	30,736
3,092	Weingarten Realty Investors (b)	126,215
1,301	Whitestone REIT	19,619
1,309	WP Carey, Inc.	90,871
3,665	Xenia Hotels & Resorts, Inc.	61,499

	Total Real Estate Investment Trusts (Cost $8,974,493)	9,930,086

	RIGHTS - 0.00%
	Biotechnology - 0.00%
1,600	Dyax Corp. (a)(c)(d)	0

	Total Rights (Cost $0)	0

	SHORT TERM INVESTMENTS - 7.85%
	Money Market Funds - 7.85%
8,110,500	Federated Prime Obligations Fund - Class IS Effective Yield, 0.37% (e)	8,110,500

	Total Short Term Investments (Cost $8,110,500)	8,110,500

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 26.40%
	Money Market Funds - 26.40%
27,269,854	Mount Vernon Prime Portfolio Effective Yield, 0.56% (e)	27,269,854

	Total Investments Purchased as Securities Lending Collateral (Cost $27,269,854)	27,269,854

	Total Investments (Cost $132,308,915) - 133.64%	138,048,146
	Liabilities in Excess of Other Assets - (33.64)%	(34,752,982)

	TOTAL NET ASSETS - 100.00%	$103,295,164

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $322,339, which represents 0.31% of total net assets.
(d)	As of June 30, 2016. the Fund has fair valued this security. The value of this security was $0, which represents 0.00% of total net assets.
(e)	Seven-day yield as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$132,308,915

Gross unrealized appreciation	10,382,953
Gross unrealized depreciation	(4,643,722)

Net unrealized appreciation	$5,739,231

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® World ex-US Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 91.52%
	Australia - 5.11%
10,137	AGL Energy Ltd.	$147,221
18,577	Aristocrat Leisure Ltd.	193,258
10,478	Asciano Ltd.	69,519
3,191	ASX Ltd.	109,868
19,606	Australia and New Zealand Banking Group Ltd.	357,223
28,330	Bendigo & Adelaide Bank Ltd.	205,123
7,805	Boral Ltd.	36,643
4,040	Brambles Ltd.	37,719
27,456	Challenger Ltd/Australia	179,377
12,572	CIMIC Group Ltd.	339,415
7,230	Cochlear Ltd.	659,662
14,515	Commonwealth Bank of Australia	814,731
6,829	CSL Ltd.	575,908
3,575	Domino’s Pizza Enterprises Ltd.	183,961
17,168	Flight Centre Travel Group Ltd. (a)	408,436
260,959	Fortescue Metals Group Ltd.	698,339
22,348	Insurance Australia Group Ltd.	92,057
5,228	Macquarie Group Ltd.	272,141
79,341	Medibank Private Ltd.	175,944
8,659	Newcrest Mining Ltd. (b)	150,077
104,232	Platinum Asset Management Ltd.	452,689
110,587	Qantas Airways Ltd.	234,260
5,637	Ramsay Health Care Ltd.	304,655
12,750	REA Group Ltd.	572,193
115,593	South32, Ltd. (b)	135,566
17,044	Suncorp Group Ltd.	156,292
59,134	Sydney Airport	308,777
23,162	Tabcorp Holdings Ltd.	79,788
50,624	Telstra Corp. Ltd.	211,595
9,055	TPG Telecom Ltd.	81,195
27,448	Transurban Group	247,218
27,110	Treasury Wine Estates Ltd.	188,384
23,155	Vocus Communications Ltd.	150,587
7,084	Wesfarmers Ltd.	213,632
17,445	Westpac Banking Corp.	386,853
30,456	Woolworths Ltd.	479,030

		9,909,336

	Austria - 0.34%
3,328	ANDRITZ AG	157,805
5,749	Erste Group Bank AG	130,893
28,728	Raiffeisen Bank International AG (b)	362,907

		651,605

	Belgium - 1.00%
3,469	Ageas SA	120,581
4,662	Anheuser-Busch InBev SA	616,489
5,467	Colruyt SA	302,534
6,451	Delhaize Group	681,450
1,041	Groupe Bruxelles Lambert SA	85,368
969	Telenet Group Holding NV (b)	44,309
1,262	UCB SA	94,761

		1,945,492

	Canada - 7.29%
2,670	Agnico Eagle Mines Ltd.	142,888
14,485	Alimentation Couche-Tard, Inc. - Series B	622,027
4,607	Bank of Montreal	292,228

13,386	Barrick Gold Corp.	285,759
3,424	BCE, Inc.	162,037
19,701	BlackBerry Ltd.	132,209
6,192	Brookfield Asset Management, Inc. - Class A	204,842
124	Brookfield Business Partners LP	2,349
3,643	Canadian Imperial Bank of Commerce	273,630
2,915	Canadian National Railway Co.	172,132
1,227	Canadian Natural Resources Ltd.	37,856
1,596	CCL Industries, Inc. - Class B	277,754
1,695	CGI Group, Inc. - Class A	72,408
22,188	CI Financial Corp.	462,840
1,842	Constellation Software, Inc.	712,890
11,287	Dollarama, Inc.	788,024
31,235	Empire Co., Ltd. - Series A	464,433
22,994	Finning International, Inc.	374,468
7,252	First Capital Realty, Inc.	124,389
4,109	Fortis, Inc.	138,891
1,889	Franco Nevada Corp.	143,640
6,292	George Weston Ltd.	544,532
2,900	Great-West Lifeco, Inc.	76,498
2,000	IGM Financial, Inc.	54,445
12,482	Industrial Alliance Insurance & Financial Services, Inc.	392,348
1,339	Intact Financial Corp.	95,651
48,741	Kinross Gold Corp.	239,187
2,881	Linamar Corp.	102,623
6,193	Loblaw Cos., Ltd.	331,281
6,300	Manulife Financial Corp.	86,165
18,317	Metro, Inc.	638,142
3,300	National Bank Of Canada	112,874
8,827	Onex Corp.	539,752
2,112	Open Text Corp.	124,878
32,600	Power Corp. of Canada	693,912
10,727	Power Financial Corp.	246,183
888	Restaurant Brands International, Inc.	36,965
5,804	Rogers Communications, Inc. - Class B	234,954
14,035	Royal Bank of Canada	829,314
8,699	Saputo, Inc.	258,354
6,551	Seven Generations Energy, Ltd. - Class A	125,042
2,306	SNC-Lavalin Group, Inc.	96,849
4,114	Sun Life Financial, Inc.	135,143
4,580	Suncor Energy, Inc.	127,054
8,565	The Bank of Nova Scotia	419,714
14,457	The Jean Coutu Group PJC, Inc. - Class A	223,801
15,387	The Toronto-Dominion Bank	660,761
3,529	Thomson Reuters Corp.	142,777
64,038	Turquoise Hill Resources Ltd.	216,607
11,175	Valeant Pharmaceuticals International, Inc.	225,325
20,249	Veresen, Inc.	171,622
9,322	Yamana Gold, Inc.	48,488

		14,118,935

	Cayman Islands - 0.25%
13,000	Cheung Kong Property Holdings Ltd.	81,908
499,980	WH Group Ltd.	395,982

		477,890

	Denmark - 2.39%
6,321	Carlsberg AS - Series B	603,074
2,472	Chr. Hansen Holding AS	162,349
2,774	Coloplast AS - Series B	207,647
3,412	Danske Bank AS	89,805
5,766	DSV AS	242,450
1,251	Genmab AS (b)	228,116
7,513	ISS AS	282,566
25,015	Novo Nordisk AS - Series B	1,347,130
4,247	Pandora AS	578,439
29,800	TDC AS	146,034
5,445	Vestas Wind Systems AS	370,094
19,702	William Demant Holding A/S (b)	383,515

		4,641,219

	Finland - 0.84%
10,466	Elisa OYJ	402,139
2,055	Kone OYJ - Series B	94,839
7,795	Neste OYJ	279,522
9,633	Orion OYJ - Class B	374,049
1,959	Sampo OYJ - Series A	80,116
22,132	UPM-Kymmene OYJ	406,584

		1,637,249

	France - 8.86%
8,927	Accor SA	342,050
380	Air Liquide SA	39,589
467	Arkema SA	35,704
12,764	Atos SA	1,052,383
25,762	AXA SA	509,384
13,967	BNP Paribas SA	612,533
4,437	Bureau Veritas SA	93,155
4,938	Cap Gemini SA	426,116
11,954	Carrefour SA	294,018
3,068	Casino Guichard Perrachon SA	170,301
3,693	Christian Dior SA	591,591
26,496	CNP Assurances	390,917
2,598	Compagnie de Saint-Gobain SA	98,479
48,667	Credit Agricole SA	409,142
11,505	Danone SA	805,154
2,826	Dassault Systemes SA	213,070
4,362	Eiffage SA	310,096
3,318	Essilor International SA	436,084
1,656	Etablissements Michelin	156,063
13,287	Eurazeo SA	788,266
1,711	Hermes International SA	637,826
717	Ingenico Group SA	83,104
1,483	JCDecaux SA	50,002
1,597	Lagardere SCA	34,738
3,604	Legrand SA	184,494
4,269	L’Oreal SA	817,318
3,516	LVMH Moet Hennessy Louis Vuitton SA	529,986
32,216	Natixis SA	121,225
12,903	Orange SA	209,810
349	Pernod-Ricard SA	38,640
47,823	Peugeot SA (b)	573,213
2,292	Publicis Groupe SA	153,341
1,105	Remy Cointreau SA	95,120
6,133	Renault SA	463,028
37,905	Rexel SA	476,559
2,145	Safran SA	144,449
14,394	Sanofi-Aventis SA	1,195,898
4,510	Schneider Electric SA	263,118
13,641	SCOR SE	403,299
1,324	Societe BIC SA	186,545
16,607	Societe Generale SA	519,567
2,680	Suez Environnement Co. SA	41,802
4,851	Thales SA	402,849
12,021	Total SA	576,482
1,575	Valeo SA	69,921
16,282	Veolia Environnement SA	351,605
10,886	Vinci SA	768,194

		17,166,228

	Germany - 6.57%
7,679	adidas AG	1,102,319
5,931	Allianz SE	846,105
804	Axel Springer SE	42,213
3,347	BASF SE	256,645
10,832	Bayer AG	1,087,916
5,100	Beiersdorf AG	482,842
1,875	Brenntag AG	90,829
560	Continental AG	105,967
4,269	Deutsche Annington Immobilien SE	155,879
3,397	Deutsche Boerse AG	279,081
35,793	Deutsche Lufthansa AG	420,839
23,802	Deutsche Post AG	670,565
45,030	Deutsche Telekom AG	767,867
16,024	Deutsche Wohnen AG	545,589
53,712	E.ON SE	542,215
2,490	Evonik Industries AG	74,224
1,788	Fresenius Medical Care AG & Co. KGaA	155,747
6,451	Fresenius SE & Co. KGaA	474,006
3,193	Hannover Rueck SE	334,556
2,949	HeidelbergCement AG	222,155
511	Henkel AG & Co. KGaA	55,274
1,907	HOCHTIEF AG	246,215
8,951	HUGO BOSS AG	508,885
13,254	Infineon Technologies AG	191,871
963	LANXESS AG	42,250
1,247	MAN SE	127,268
3,129	Merck KGaA	318,042
2,827	Metro AG	86,948
3,075	Muenchener Rueckversicherungs-Gesellschaft AG	515,664
7,786	OSRAM Licht AG	404,538
5,304	ProSiebenSat.1 Media AG	232,009
7,381	SAP AG	554,354
3,026	Siemens AG	310,533
1,437	Symrise AG	98,020
2,150	United Internet AG	89,374
11,422	Zalando SE (b)	302,301

		12,741,105

	Hong Kong - 2.63%
64,486	AIA Group, Ltd.	387,801
6,800	ASM Pacific Technology Ltd.	48,895
43,500	BOC Hong Kong Holdings Ltd.	131,081
12,863	Cheung Kong Infrastructure Holdings Ltd.	110,906
17,539	CLP Holdings Ltd.	179,164
10,030	Hang Seng Bank Ltd.	172,043
315,212	HK Electric Investments & HK Electric Investments Ltd.	294,130
104,312	HKT Trust and HKT Ltd.	150,321
20,100	Hong Kong Exchange & Clearing Ltd.	489,748
110,512	Kerry Properties Ltd.	273,607
611,000	New World Development Co., Ltd.	622,221
124,861	NWS Holdings Ltd.	197,638
57,901	PCCW Ltd.	38,907
62,000	Sino Land Co., Ltd.	102,082
957,757	SJM Holdings Ltd.	586,432
5,000	Sun Hung Kai Properties Ltd.	60,344
12,000	Swire Pacific Ltd. - Class A	135,615
38,960	Techtronic Industries Co., Ltd.	162,697
24,026	The Bank of East Asia Ltd.	92,913
42,059	The Wharf Holdings Ltd.	256,666

129,000	Wheelock & Co., Ltd.	605,996

		5,099,207

	Ireland - 0.45%
8,903	CRH Plc	259,438
3,831	James Hardie Industries Plc	59,332
1,316	Kerry Group Plc - Series A	117,735
4,216	Paddy Power Betfair Plc	443,088

		879,593

	Israel - 0.79%
45,934	Bank Hapoalim BM	231,410
48,098	Bank Leumi Le-Israel BM (b)	168,880
126,258	Bezeq the Israel Telecommunication Corp. Ltd.	250,108
5,523	Mizrahi Tefahot Bank Ltd.	63,685
3,150	NICE-Systems Ltd.	200,444
12,214	Teva Pharmaceutical Industries Ltd.	618,153

		1,532,680

	Italy - 2.28%
9,747	Assicurazioni Generali SpA	114,941
4,322	Atlantia SpA	107,985
95,790	Enel SpA	425,257
3,143	Eni SpA	50,625
7,972	EXOR SpA	294,292
1,693	Ferrari NV	69,502
35,598	Intesa Sanpaolo SpA	67,804
14,799	Luxottica Group SpA	721,272
12,561	Mediobanca SpA	72,374
34,970	Prysmian SpA	767,566
1	Rizzoli Corriere Della Sera Mediagroup SpA (b)	1
42,504	Snam SpA	254,108
338,579	Telecom Italia SpA (b)	278,079
410,685	Telecom Italia SpA - Savings Share	264,227
43,173	Terna Rete Elettrica Nazionale SpA	240,263
150,138	UniCredit SpA	330,193
244,027	UnipolSai SpA	368,268

		4,426,757

	Japan - 21.45%
3,800	ABC-Mart, Inc.	255,025
34,473	Acom Co., Ltd.	167,006
8,530	Aeon Co., Ltd.	132,442
3,917	Ajinomoto Co., Inc.	92,288
9,945	Alfresa Holdings Corp.	207,772
5,695	Alps Electric Co., Ltd.	108,195
7,664	Asics Corp.	129,483
35,044	Astellas Pharma, Inc.	549,572
12,338	Bandai Namco Holdings, Inc.	318,401
4,117	Benesse Holdings, Inc.	96,650
1,600	Bridgestone Corp.	51,419
25,612	Brother Industries Ltd.	274,723
10,181	Calbee, Inc.	425,932
9,963	Canon, Inc.	284,446
2,600	Casio Computer Co., Ltd.	37,441
700	Central Japan Railway Co.	124,504
35,700	Chubu Electric Power Co., Inc.	508,048
1,900	Chugai Pharmaceutical Co., Ltd.	67,713
12,090	CYBERDYNE, Inc. (a)	272,513
5,072	Dai-ichi Life Insurance Co., Ltd.	56,778
11,400	Daiichi Sankyo Co., Ltd.	276,964
464	Daikin Industries Ltd.	38,997
2,567	Daito Trust Construction Co., Ltd.	416,784
5,877	Daiwa House Industry Co., Ltd.	172,590
1,200	Dentsu, Inc.	56,251
1,300	Don Quijote Co., Ltd.	48,312
589	Eisai Co., Ltd.	32,887
1,765	FamilyMart Co., Ltd.	107,561
1,600	Fast Retailing Co., Ltd.	429,569
28,545	Fuji Electric Co., Ltd.	118,848
3,757	Fuji Heavy Industries Ltd.	129,141
6,396	FUJIFILM Holdings Corp.	248,168

41,199	Fujitsu Ltd.	151,502
204,800	GungHo Online Entertainment, Inc. (a)	554,935
6,440	Hikari Tsushin, Inc.	539,501
1,347	Hisamitsu Pharmaceutical Co., Inc.	77,670
27,355	Hitachi Construction Machinery Co., Ltd.	399,275
24,700	Honda Motor Co., Ltd.	619,606
2,264	Hoshizaki Electric Co., Ltd.	221,632
11,060	Hoya Corp.	395,019
24,131	Idemitsu Kosan Co., Ltd.	523,886
21,701	Iida Group Holdings Co., Ltd.	444,416
5,408	Isetan Mitsukoshi Holdings Ltd.	48,136
35,672	ITOCHU Corp.	436,383
1,520	Japan Airlines Co., Ltd.	48,902
6,474	Japan Tobacco, Inc.	260,916
3,357	JTEKT Corp.	38,050
114,045	JX Holdings, Inc.	445,154
23,285	Kajima Corp.	161,755
35,653	Kakaku.com, Inc.	708,414
31,956	Kaneka Corp.	213,219
12,894	Kao Corp.	750,974
15,538	KDDI Corp.	472,506
5,363	Keihan Electric Railway Co., Ltd.	37,162
122	Keyence Corp.	83,244
6,954	Kikkoman Corp.	256,603
2,566	Koito Manufacturing Co., Ltd.	118,150
5,930	Konami Corp.	226,229
43,571	Konica Minolta, Inc.	317,396
8,595	Kose Corp.	728,339
10,820	Kyowa Hakko Kirin Co., Ltd.	184,543
4,000	Lawson, Inc.	319,339
11,210	M3, Inc.	391,229
946	Makita Corp.	62,812
44,091	Marubeni Corp.	199,191
14,900	Marui Group Co., Ltd.	200,582
4,132	Maruichi Steel Tube Ltd.	144,414
25,532	Mazda Motor Corp.	337,872
5,015	McDonald’s Holdings Co. Japan Ltd.	136,221
3,952	Medipal Holdings Corp.	64,974
6,671	MEIJI Holdings Co., Ltd.	685,481
44,800	Mitsubishi Chemical Holdings Corp.	205,363
31,400	Mitsubishi Corp.	552,870
31,293	Mitsubishi Gas Chemical Co., Inc.	163,253
59,000	Mitsubishi Materials Corp.	141,267
68,020	Mitsubishi Motors Corp.	314,003
108,671	Mitsubishi UFJ Financial Group, Inc.	487,156
74,423	Mitsubishi UFJ Lease & Finance Co., Ltd.	285,976
21,343	Mitsui & Co., Ltd.	254,775
19,458	Mitsui Chemicals, Inc.	71,504
217,177	Mitsui OSK Lines Ltd.	461,828
16,543	Mixi, Inc.	683,976
312,391	Mizuho Financial Group, Inc.	449,549
2,797	MS & AD Insurance Group Holdings	72,471
326	Murata Manufacturing Co., Ltd.	36,549
22,705	Nagoya Railroad Co., Ltd.	127,930
6,700	Nexon Co., Ltd.	99,160
36,549	NHK Spring Co., Ltd.	296,627
25,707	Nikon Corp.	348,068
15,800	Nippon Steel & Sumitomo Metal Corp.	305,882
11,500	Nippon Telegraph & Telephone Corp.	539,292
56,792	Nippon Yusen Kabushiki Kaisha	99,911
16,300	Nisshin Seifun Group, Inc.	262,021
5,220	Nitori Holdings Co., Ltd.	633,103
1,456	NKSJ Holdings, Inc.	38,747

3,075	NOK Corp.	52,292
17,015	Nomura Holdings, Inc.	60,515
19,794	Nomura Real Estate Holdings, Inc.	345,883
4,800	NTT Data Corp.	226,696
15,039	NTT DoCoMo, Inc.	405,580
19,000	Obayashi Corp.	202,291
3,085	Obic Co., Ltd.	169,818
27,521	Oji Holdings Corp.	105,653
8,121	Olympus Corp.	303,251
7,526	OMRON Corp.	245,654
8,431	Ono Pharmaceutical Co., Ltd.	367,263
2,061	Oracle Corp.	109,899
30,558	ORIX Corp.	395,435
10,220	Osaka Gas Co., Ltd.	39,291
2,665	Osaka Securities Exchange Co., Ltd.	30,683
756	Otsuka Corp.	35,352
8,931	Panasonic Corp.	76,838
13,600	Park24 Co., Ltd.	467,356
5,186	Pola Orbis Holdings, Inc.	488,055
13,344	Recruit Holdings Co., Ltd.	487,511
52,200	Resona Holdings, Inc.	190,786
3,238	Ryohin Keikaku Co., Ltd.	789,093
28,693	SBI Holdings, Inc.	285,728
525	Secom Co., Ltd.	38,815
9,869	Seiko Epson Corp.	158,216
4,142	Sekisui House Ltd.	72,535
5,200	Seven & I Holdings Co., Ltd. - Series A	218,026
5,232	Shimadzu Corp.	78,654
1,931	Shimamura Co., Ltd.	287,307
6,745	Shionogi & Co., Ltd.	368,723
10,831	Shiseido Co., Ltd.	282,232
4,355	Showa Shell Sekiyu KK	40,648
5,120	Sohgo Security Services Co., Ltd.	253,108
17,361	Sony Corp.	511,489
12,414	Start Today Co., Ltd.	656,188
65,000	Sumitomo Chemical Co., Ltd.	268,194
29,980	Sumitomo Corp.	302,195
3,529	Sumitomo Dainippon Pharma Co., Ltd.	61,168
16,400	Sumitomo Mitsui Financial Group, Inc.	473,551
55,000	Sumitomo Mitsui Trust Holdings, Inc.	178,960
3,499	Sundrug Co., Ltd.	328,539
8,383	Suntory Beverage & Food Ltd.	379,340
6,835	Suzuken Co., Ltd.	215,140
1,569	Suzuki Motor Corp.	42,485
9,301	Sysmex Corp.	640,453
14,697	T&D Holdings, Inc.	124,807
768	Taisho Pharmaceutical Holdings Co., Ltd.	80,817
843	Takeda Pharmaceutical Co., Ltd.	36,357
33,239	Teijin Ltd.	110,139
6,158	Terumo Corp.	262,795
14,253	The Kansai Electric Power Co., Inc.	138,814
20,500	Tohoku Electric Power Co., Inc.	258,721
2,323	Tokio Marine Holdings, Inc.	77,335
103,020	Tokyo Electric Power Co., Inc.	436,294
498	Tokyo Electron Ltd.	42,085
9,609	Tokyo Gas Co., Ltd.	39,673
19,950	Tokyu Corp.	175,155
16,000	TonenGeneral Sekiyu KK	145,752
10,324	Toppan Printing Co., Ltd.	88,773
2,462	TOTO Ltd.	98,380
6,500	Toyo Seikan Group Holdings Ltd.	124,202
5,422	Toyoda Gosei Co., Ltd.	96,562
8,081	Toyota Motor Corp.	398,381

11,054	Toyota Tsusho Corp.	237,985
1,604	Trend Micro, Inc.	57,365
993	Tsuruha Holdings, Inc.	120,241
5,062	Unicharm Corp.	113,731
10,500	Yamada Denki Co., Ltd.	55,428
11,641	Yamaha Corp.	313,765
31,775	Yamazaki Baking Co., Ltd.	887,084
11,287	Yokogawa Electric Corp.	127,285

		41,558,151

	Jersey - 1.54%
496,568	Glencore Plc	1,023,492
18,870	Petrofac Ltd.	196,147
1,704	Randgold Resources Ltd.	191,220
7,780	Shire Plc	480,826
10,356	Wolseley Plc	536,274
26,637	WPP Plc	555,155

		2,983,114

	Luxembourg - 0.19%
1,330	Millicom International Cellular SA	81,581
3,490	RTL Group SA	285,026

		366,607

	Mexico - 0.15%
12,797	Fresnillo Plc	281,811

	Netherlands - 3.03%
702	Akzo Nobel NV	43,609
4,777	Boskalis Westminster	163,005
52,067	CNH Industrial NV	377,678
2,148	European Aeronautic Defense & Space Co. NV	123,124
10,863	Fiat Chrysler Automobiles NV	66,867
632	Gemalto NV	38,289
5,795	Heineken Holding NV	469,523
2,729	Heineken NV	250,310
28,904	ING Groep NV	299,040
47,226	Koninklijke Ahold NV	1,042,876
49,831	Koninklijke KPN NV	177,620
1,504	Koninklijke Philips Electronics NV	37,354
2,450	Koninklijke Vopak NV	121,960
16,239	NN Group NV	447,036
12,653	QIAGEN NV (b)	275,739
10,147	Randstad Holding NV	405,790
12,469	Reed Elsevier NV	215,717
26,661	STMicroelectronics NV	155,658
18,735	Unilever NV	871,361
6,906	Wolters Kluwer NV	279,634

		5,862,190

	New Zealand - 0.28%
64,328	Auckland International Airport Ltd.	299,246
9,917	Fletcher Building Ltd.	61,000
32,102	Meridian Energy Ltd.	60,585
46,868	Telecom Corp.	119,122

		539,953

	Norway - 0.87%
4,791	DNB ASA	57,347
9,022	Gjensidige Forsikring ASA	150,314
15,316	Marine Harvest ASA	258,339
137,202	Norsk Hydro ASA	502,273
19,757	Orkla ASA	175,710
8,258	Schibsted ASA - Class A	247,541

8,681	Schibsted ASA - Class B	248,364
2,858	Telenor ASA	47,309

		1,687,197

	Portugal - 0.26%
8,919	Galp Energia SGPS SA	124,049
24,056	Jeronimo Martins SGPS SA	379,407

		503,456

	Singapore - 1.30%
14,000	City Developments Ltd.	85,076
14,400	DBS Group Holdings Ltd.	169,789
3,212	Jardine Cycle & Carriage Ltd.	87,867
46,400	Oversea-Chinese Banking Corp. Ltd.	301,694
76,800	Singapore Exchange Ltd.	437,477
144,287	StarHub Ltd.	407,133
13,700	United Overseas Bank Ltd.	188,758
204,020	Wilmar International Ltd.	496,647
504,600	Yangzijiang Shipbuilding Holdings Ltd.	338,439

		2,512,880

	Spain - 2.10%
17,308	ACS, Actividades de Construccion y Servicios SA	474,746
1,929	Aena SA (b)	255,691
8,569	Amadeus IT Holding SA - Class A	377,541
17,058	Banco Bilbao Vizcaya Argentaria SA	97,734
35,327	Banco de Sabadell SA	46,782
139,895	Banco Santander Central Hispano SA	542,890
134,613	Bankia SA	97,995
70,542	Distribuidora Internacional de Alimentación SA	411,748
4,539	Enagas SA	138,668
7,509	Endesa SA	150,672
4,621	Ferrovial SA	90,470
1,698	Grifols SA	38,573
44,522	Iberdrola SA	303,711
12,440	Inditex de Diseno Textil SA	417,911
125,028	Mapfre SA	274,583
21,833	Repsol SA	279,876
3,576	Telefonica SA	33,950
3,637	Zardoya Otis SA	34,345

		4,067,886

	Sweden - 1.38%
13,140	Assa Abloy AB - Series B	270,327
5,116	Atlas Copco AB - Class A	132,874
3,625	Atlas Copco AB - Class B	85,921
10,055	Boliden AB	196,516
5,760	Electrolux AB - Series B	157,046
23,405	Hennes & Mauritz AB - Series B	688,594
5,117	Sandvik AB	51,231
15,756	Securitas AB - Class B	243,238
5,423	Skanska AB - Class B	113,552
11,367	Svenska Cellulosa AB - Series B	365,229
3,267	Svenska Handelsbanken AB - Class A	39,663
6,760	Swedish Match AB	235,911
11,966	Telefonaktiebolaget LM Ericsson - Series B	91,930

		2,672,032

	Switzerland - 7.93%
4,027	ABB Ltd.	79,703
5,601	Actelion Ltd.	943,195
2,279	Adecco SA	114,948
5,997	Aryzta AG	221,624
1,083	Baloise Holding AG	120,625
105	Barry Callebaut AG	129,281
3	Chocoladefabriken Lindt & Spruengli AG	214,390
1,083	Cie Financiere Richemont SA	63,393
669	EMS-Chemie Holding AG	345,410
189	Galenica AG	254,787
444	Geberit AG	168,171
58	Givaudan SA	116,785
4,042	Kuehne & Nagel International AG	566,323
3,820	Lonza Group AG	634,547

42,322	Nestle SA	3,279,038
21,415	Novartis AG	1,767,563
2,330	Pargesa Holding SA	154,058
1,869	Partners Group Holding AG	800,989
8,931	Roche Holding AG	2,356,711
1,410	Schindler Holding AG	256,601
97	SGS SA	222,203
51	Sika AG	213,846
2,326	Sonova Holding AG	308,719
1,888	Swiss Life Holding AG	436,313
2,090	Swiss Prime Site AG	189,205
6,425	Swiss Re AG	561,162
467	Syngenta AG	179,257
870	The Swatch Group AG - Group I	253,172
3,882	The Swatch Group AG - Group N	222,313
14,819	UBS Group AG	192,285

		15,366,617

	United Kingdom - 12.24%
31,856	3i Group Plc	233,732
32,776	Admiral Group Plc	891,186
24,467	Aggreko Plc	418,462
17,702	ARM Holdings Plc	268,890
2,039	Associated British Foods Plc	74,298
12,512	AstraZeneca Plc	748,015
96,003	Auto Trader Group Plc	453,836
5,638	BAE Systems Plc	39,469
28,774	Barratt Developments Plc	156,359
2,912	Berkeley Group Holdings Plc	98,332
97,836	BP Plc	572,688
16,957	British American Tobacco Plc	1,099,312
26,654	British Sky Broadcasting Group Plc	302,883
47,587	BT Group Plc	261,568
7,148	Bunzl Plc	219,935
34,058	Burberry Group Plc	529,789
3,940	Carnival Plc	174,778
5,929	Carphone Warehouse Group Plc	25,448
23,008	Coca-Cola HBC AG	465,558
14,020	Compass Group Plc	266,737
914	Croda International Plc	38,368
1,575	DCC Plc	138,600
10,095	Diageo Plc	282,012
106,614	Direct Line Insurance Group Plc	492,895
2,013	Experian Plc	38,191
43,163	GlaxoSmithKline Plc	926,930
39,918	Hargreaves Lansdown Plc	665,877
184,819	HSBC Holdings Plc	1,145,062
6,761	IMI PLC	87,618
14,345	Imperial Tobacco Group Plc	777,973
36,574	International Consolidated Airlines Group SA	181,089
4,418	Intertek Group	205,850
19,304	J. Sainsbury Plc	60,136
70,912	Kingfisher Plc	304,575
38,937	Legal & General Group Plc	99,683
3,953	London Stock Exchange Group Plc	134,317
84,472	Marks & Spencer Group Plc	361,755
25,463	Mediclinic International Plc	372,776
26,161	Meggitt Plc	142,197
13,356	Merlin Entertainments Plc	78,654
29,095	National Grid Plc	427,854
6,692	Next Plc	442,182
7,150	Persimmon Plc	138,651
11,806	Provident Financial Plc	364,026
22,995	Prudential Plc	390,202

5,555	Reckitt Benckiser Group Plc	557,012
13,922	Reed Elsevier Plc	256,367
4,254	Rio Tinto Plc	132,158
7,516	Rolls-Royce Holdings Plc (b)	71,740
21,136	Royal Dutch Shell Plc - Class A	580,507
16,146	Royal Dutch Shell Plc - Class B	446,093
90,222	Royal Mail Plc	606,164
20,762	RSA Insurance Group Plc	139,155
1,486	Schroders Plc	46,959
1,925	Severn Trent Plc	62,812
23,711	Smith & Nephew Plc	402,643
2,863	SSE Plc	59,588
15,840	St. James’s Place Plc	167,046
128,944	Standard Life Plc	508,733
10,820	Tate & Lyle	96,742
47,180	Taylor Wimpey Plc	83,702
170,123	Tesco Plc (b)	399,552
71,369	The Sage Group Plc	616,885
8,769	The Weir Group Plc	169,361
16,585	Unilever Plc	794,677
156,416	Vodafone Group Plc	476,893
5,303	Whitbread Plc	248,125
136,239	William Hill Plc	469,284
276,283	Wm Morrison Supermarkets Plc	693,586
9,670	Worldpay Group Plc (b)	35,196

		23,719,728

	Total Common Stocks (Cost $170,888,257)	177,348,918

	INVESTMENT COMPANIES - 3.55%
	Canada - 0.28%
22,411	iShares MSCI Canada ETF	549,294

	Japan - 3.27%
113,366	iShares MSCI EAFE ETF (a)	6,326,956

	Total Investment Companies (Cost $6,545,007)	6,876,250

	PARTICIPATORY NOTES - 0.18%
	Switzerland - 0.18%
29	Chocoladefabriken Lindt & Spruengli AG (d)	172,960
1,026	Schindler Holding AG (d)	185,755

	Total Participatory Notes (Cost $325,809)	358,715

	PREFERRED STOCK - 0.30%
	Germany - 0.30%
10,451	FUCHS PETROLUB SE	411,154
1,328	Henkel AG & Co. KGaA	162,296

	Total Preferred Stock (Cost $618,174)	573,450

	REAL ESTATE INVESTMENT TRUSTS - 1.73%
	Australia - 0.31%
5,483	Dexus Property Group	37,206
24,054	GPT Group	97,819
63,034	Scentre Group, Ltd.	233,476
32,268	Vicinity Centres	80,504
19,148	Westfield Corp.	153,810

		602,815

	Canada - 0.08%
5,331	Smart Real Estate Investment Trust	157,626

	France - 0.29%
429	Fonciere Des Regions	37,918
1,624	Gecina SA	219,969
1,640	Klepierre	72,366
882	Unibail-Rodamco SE	228,169

		558,422

	Hong Kong - 0.05%
15,252	Link REIT	104,296

	Japan - 0.22%
22	Japan Prime Realty Investment Corp.	94,406
30	Japan Real Estate Investment Corp.	185,297
18	Nippon Building Fund, Inc.	110,881
18	Nippon Prologis REIT, Inc.	43,973

		434,557

	United Kingdom - 0.78%
13,419	Capital Shopping Centres Group Plc	52,171
29,555	Hammerson Plc	212,873
27,953	Land Securities Group Plc	388,981
103,923	Segro Plc	576,032
33,369	The British Land Co. Plc	270,934

		1,500,991

	Total Real Estate Investment Trusts (Cost $3,641,325)	3,358,707

	RIGHTS - 0.00%
	Australia - 0.00%
2,602	Vocus Communications Ltd.	2,270

	Total Rights (Cost $1,664)	2,270

	SHORT TERM INVESTMENTS - 0.88%
	Money Market Funds - 0.88%
1,696,316	Federated Prime Obligations Fund - Class IS Effective Yield, 0.37% (c)	1,696,316

	Total Short Term Investments (Cost $1,696,316)	1,696,316

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.75%
	Money Market Funds - 0.75%
1,449,100	Mount Vernon Prime Portfolio Effective Yield, 0.56% (c)	1,449,100

	Total Investments Purchased as Securities Lending Collateral (Cost $1,449,100)	1,449,100

	Total Investments (Cost $185,165,652) - 98.91%	191,663,726
	Other Assets in Excess of Liabilities - 1.09%	2,110,156

	TOTAL NET ASSETS - 100.00%	$193,773,882

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2016.
(d)	Represents the value of underlying security. Each Fund may invest in participation notes. Participation notes are unsecured, bearer securities typically issued by financial institutions, the return of which is generally linked to the performance of the underlying listed shares of a company in an emerging market (for example, the shares in a company incorporated in India and listed on the Bombay Stock Exchange.) Participation notes are often used to gain exposure to securities of companies in markets that restrict foreign ownership of local companies. The terms of participation notes vary widely. Investors in participation notes do not have or receive any rights relating to the underlying shares, and the issuers of the notes may not be obligated to hold any shares in the underlying companies. Participation notes are not currently regulated by the governments of the countries upon which securities the notes are based. These instruments, issued by brokers with global registration, bear counterparty risk and may bear additional liquidity risk.

GuideMark® World ex-US Fund

Schedule of Investments by Industry

June 30, 2016 (Unaudited)

COMMON STOCKS
Aerospace & Defense	0.48%
Air Freight & Logistics	0.66%
Airlines	0.46%
Auto Components	0.54%
Automobiles	1.56%
Banks	6.35%
Beverages	1.75%
Biotechnology	0.92%
Building Products	0.35%
Capital Markets	1.86%
Chemicals	1.95%
Commercial Services & Supplies	1.06%
Communications Equipment	0.05%
Construction & Engineering	1.53%
Construction Materials	0.33%
Consumer Finance	0.48%
Containers & Packaging	0.21%
Distributors	0.05%
Diversified Consumer Services	0.05%
Diversified Financial Services	2.12%
Diversified Telecommunication Services	2.38%
Electric Utilities	1.95%
Electrical Equipment	1.13%
Electronic Equipment, Instruments & Components	0.73%
Energy Equipment & Services	0.10%
Food & Staples Retailing	4.46%
Food Products	5.48%
Gas Utilities	0.24%
Health Care Equipment & Supplies	2.00%
Health Care Providers & Services	0.93%
Health Care Technology	0.20%
Hotels, Restaurants & Leisure	1.88%
Household Durables	1.00%
Household Products	0.76%
Independent Power and Renewable Electricity Producers	0.03%
Industrial Conglomerates	0.46%
Insurance	5.82%
Internet & Catalog Retail	0.49%
Internet Software & Services	1.00%
IT Services	1.31%
Leisure Products	0.51%
Life Sciences Tools & Services	0.47%
Machinery	1.37%
Marine	0.58%
Media	1.92%
Metals & Mining	2.57%
Multiline Retail	0.98%
Multi-Utilities	0.50%
Oil & Gas	2.40%
Paper & Forest Products	0.45%
Personal Products	1.44%
Pharmaceuticals	6.60%
Professional Services	0.79%
Real Estate Management & Development	2.26%
Road & Rail	0.47%
Semiconductor & Semiconductor Equipment	0.36%
Software	1.81%
Specialty Retail	2.60%
Technology Hardware, Storage & Peripherals	0.60%
Textiles, Apparel & Luxury Goods	3.03%
Tobacco	1.23%
Trading Companies & Distributors	1.90%
Transportation Infrastructure	0.63%
Water Utilities	0.03%
Wireless Telecommunication Services	0.91%

TOTAL COMMON STOCKS	91.52%

INVESTMENT COMPANIES
Exchange Traded Funds	3.55%

TOTAL INVESTMENT COMPANIES	3.55%

PARTICIPATORY NOTES
Food Products	0.09%
Machinery	0.09%
TOTAL PARTICIPATORY NOTES	0.18%

PREFERRED STOCK
Chemicals	0.21%
Household Products	0.09%
TOTAL PREFERRED STOCK	0.30%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	1.73%
TOTAL REAL ESTATE INVESTMENT TRUSTS	1.73%

RIGHTS
Diversified Telecommunication Services	0.00%
TOTAL RIGHTS	0.00%

SHORT TERM INVESTMENTS
Money Market Funds	0.88%
TOTAL SHORT TERM INVESTMENTS	0.88%

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL
Money Market Funds	0.75%
TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL	0.75%

TOTAL INVESTMENTS	98.91%
Other Assets in Excess of Liabilities	1.09%
TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$185,165,652

Gross unrealized appreciation	26,682,449
Gross unrealized depreciation	(20,184,375)

Net unrealized appreciation	$6,498,074

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Opportunistic Equity Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.79%
	Aerospace & Defense - 3.32%
3,430	Lockheed Martin Corp.	$851,223
2,235	TransDigm Group, Inc. (a)(b)	589,347
6,331	United Technologies Corp.	649,244

		2,089,814

	Air Freight & Logistics - 3.23%
35,895	Hub Group, Inc. - Class A (b)	1,377,291
6,095	United Parcel Service, Inc. - Class B (a)	656,554

		2,033,845

	Airlines - 2.48%
2,255	Allegiant Travel Co.	341,632
29,690	United Continental Holdings, Inc. (b)	1,218,478

		1,560,110

	Auto Components - 1.57%
33,412	BorgWarner, Inc. (a)	986,322

	Banks - 4.12%
22,050	BankUnited, Inc.	677,376
22,310	Citigroup, Inc.	945,721
9,290	East West Bancorp, Inc.	317,532
22,180	Popular, Inc.	649,874

		2,590,503

	Beverages - 1.12%
4,250	Constellation Brands, Inc. - Class A	702,950

	Biotechnology - 2.30%
57,340	ARIAD Pharmaceuticals, Inc. (a)(b)	423,743
7,810	Celgene Corp. (a)(b)	770,300
46,610	Merrimack Pharmaceuticals, Inc. (a)(b)	251,228

		1,445,271

	Building Products - 0.93%
4,110	Lennox International, Inc. (a)	586,086

	Capital Markets - 1.83%
34,421	Franklin Resources, Inc. (a)	1,148,629

	Chemicals - 1.50%
12,900	The Dow Chemical Co. (a)	641,259
4,160	W.R. Grace & Co.	304,554

		945,813

	Communications Equipment - 0.80%
4,125	Palo Alto Networks, Inc. (a)(b)	505,890

	Construction Materials - 0.87%
4,550	Vulcan Materials Co.	547,638

	Consumer Finance - 0.66%
16,440	Synchrony Financial (b)	415,603

	Diversified Financial Services - 0.77%
4,950	CME Group, Inc.	482,130

	Energy Equipment & Services - 0.69%
9,680	Baker Hughes, Inc. (a)	436,858

	Food & Staples Retailing - 1.65%
3,260	Costco Wholesale Corp. (a)	511,950
14,210	Kroger Co.	522,786

		1,034,736

	Food Products - 1.69%
6,310	Kellogg Co. (a)	515,211
6,630	Post Holdings, Inc. (a)(b)	548,235

		1,063,446

	Health Care Equipment & Supplies - 1.91%
10,450	STERIS Plc (a)	718,438
2,825	The Cooper Companies, Inc.	484,685

		1,203,123

	Health Care Providers & Services - 1.59%
15,322	LifePoint Hospitals, Inc. (b)	1,001,599

	Hotels, Restaurants & Leisure - 1.29%
8,170	Starbucks Corp.	466,670
2,490	Vail Resorts, Inc. (a)	344,193

		810,863

	Household Durables - 3.22%
22,009	Newell Rubbermaid, Inc. (a)	1,068,977
5,740	Whirlpool Corp. (a)	956,514

		2,025,491

	Insurance - 7.07%
7,070	Berkshire Hathaway, Inc. - Class B (b)	1,023,665
3,285	Brown & Brown, Inc.	123,089
25,567	Loews Corp.	1,050,548
32,405	MetLife, Inc. (a)	1,290,691
7,793	Willis Towers Watson Plc	968,748

		4,456,741

	Internet & Catalog Retail - 1.78%
1,066	Amazon.com, Inc. (b)	762,851
284	The Priceline Group, Inc. (a)(b)	354,548

		1,117,399

	Internet Software & Services - 6.09%
2,911	Alphabet, Inc. - Class A (b)	2,047,976
1,279	Alphabet, Inc. - Class C (b)	885,196
7,870	Facebook, Inc. - Class A (b)	899,383

		3,832,555

	IT Services - 2.29%
5,150	MasterCard, Inc. - Class A	453,509
6,170	Vantiv, Inc. - Class A (b)	349,222
8,640	Visa, Inc. - Class A (a)	640,829

		1,443,560

	Life Sciences Tools & Services - 0.85%
1,463	Mettler-Toledo International, Inc. (b)	533,878

	Machinery - 4.96%
38,782	Colfax Corp. (a)(b)	1,026,172
3,070	Danaher Corp.	310,070
14,080	Deere & Co. (a)	1,141,043
5,955	Parker - Hannifin Corp. (a)	643,438

		3,120,723

	Media - 6.96%
2,792	Charter Communications, Inc. - Class A (b)	638,363
51,529	Liberty Global Plc - Class A (b)	1,497,427
17,450	Liberty Interactive Corp. QVC Group - Class A (b)	442,706
20,850	Twenty-First Century Fox, Inc. - Class A (a)	563,993
45,465	Twenty-First Century Fox, Inc. - Class B	1,238,921

		4,381,410

	Multiline Retail - 0.87%
5,780	Dollar Tree, Inc. (b)	544,707

	Oil & Gas - 0.50%
2,631	Cimarex Energy Co.	313,931

	Pharmaceuticals - 7.81%
23,990	Abbott Laboratories	943,047
4,171	Allergan Plc (b)	963,876
10,170	Bristol-Myers Squibb Co. (a)	748,004
5,730	Jazz Pharmaceuticals Plc (b)	809,706
14,470	Teva Pharmaceutical Industries Ltd. - ADR	726,828
35,899	Valeant Pharmaceuticals International, Inc. (a)(b)	723,006

		4,914,467

	Road & Rail - 3.37%
48,425	Avis Budget Group (b)	1,560,738
6,400	Union Pacific Corp.	558,400

		2,119,138

	Semiconductor & Semiconductor Equipment - 2.07%
10,135	Linear Technology Corp. (a)	471,582
5,980	Monolithic Power Systems, Inc. (a)	408,554
47,770	ON Semiconductor Corp. (b)	421,331

		1,301,467

	Software - 3.38%
18,630	Microsoft Corp.	953,297
6,850	Red Hat, Inc. (a)(b)	497,310
8,500	salesforce.com, Inc. (a)(b)	674,985

		2,125,592

	Specialty Retail - 3.04%
5,180	Home Depot, Inc. (a)	661,434
16,230	The TJX Companies, Inc.	1,253,443

		1,914,877

	Technology Hardware, Storage & Peripherals - 4.32%
28,439	Apple, Inc.	2,718,769

	Textiles, Apparel & Luxury Goods - 0.57%
4,850	lululemon athletica, Inc. (a)(b)	358,221

	Thrifts & Mortgage Finance - 2.65%
147,820	Nationstar Mortgage Holdings, Inc. (a)(b)	1,664,453

	Trading Companies & Distributors - 0.65%
11,730	HD Supply Holdings, Inc. (a)(b)	408,439

	Total Common Stocks (Cost $55,434,403)	60,887,047

	REAL ESTATE INVESTMENT TRUSTS - 0.40%
	Real Estate Investment Trusts - 0.40%
10,520	STAG Industrial, Inc.	250,481

	Total Real Estate Investment Trusts (Cost $242,472)	250,481

	SHORT TERM INVESTMENTS - 0.67%
	Money Market Funds - 0.67%
421,326	Federated Prime Obligations Fund - Class IS
	Effective Yield, 0.37% (c)	421,326

	Total Short Term Investments (Cost $421,326)	421,326

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 31.20%
	Money Market Funds - 31.20%
19,629,060	Mount Vernon Prime Portfolio
	Effective Yield, 0.56% (c)	19,629,060

	Total Investments Purchased as Securities Lending Collateral (Cost $19,629,060)	19,629,060

	Total Investments (Cost $75,727,261) - 129.06%	81,187,914
	Other Liabilities in Excess of Assets - (29.06)%	(18,278,557)

	TOTAL NET ASSETS - 100.00%	$62,909,357

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$75,727,261

Gross unrealized appreciation	9,376,595
Gross unrealized depreciation	(3,915,942)

Net unrealized appreciation	$5,460,653

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Core Fixed Income Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 10.63%
450,000	Ally Auto Receivables Trust
	Series 2015-1, 1.390%, 09/16/2019	$451,448
	Ally Master Owner Trust
795,000	Series 2012-5, 1.540%, 09/15/2019	797,734
305,000	Series 2014-5, 1.600%, 10/15/2019	306,490
845,000	AmeriCredit Automobile Receivables Trust
	Series 2014-3, 1.150%, 06/10/2019	845,129
305,000	AMMC CLO XIV Ltd.
	Series 2014-14A, 2.088%, 07/27/2026 (Acquired 06/12/2014, Cost $304,372) (a)(b)	303,957
500,000	Apidos CLO XII
	Series 2013-12A, 1.728%, 04/15/2025 (Acquired 03/15/2013, Cost $500,000) (a)(b)	494,666
260,000	ARI Fleet Lease Trust
	Series 2014-A, 1.550%, 11/15/2022 (Acquired 04/01/2014, Cost $259,928) (b)	260,309
270,000	Atlas Senior Loan Fund VI Ltd.
	Series 2014-6A, 2.168%, 10/15/2026 (Acquired 08/28/2014, Cost $269,865) (a)(b)	269,709
500,000	Atrium X
	Series 10A, 1.753%, 07/16/2025 (Acquired 04/25/2013, Cost $499,250) (a)(b)	493,856
575,000	Babson CLO Ltd.
	Series 2013-IA, 1.734%, 04/20/2025 (Acquired 05/03/2013, Cost $575,000) (a)(b)	565,412
535,000	BMW Vehicle Lease Trust
	Series 2016-1, 1.340%, 01/22/2019	537,224
615,000	Capital One Multi-Asset Execution Trust
	Series 2014-A5, 1.480%, 07/15/2020	619,167
	Carlyle Global Market Strategies CLO
555,000	Series 2013-3A, 1.748%, 07/15/2025 (Acquired 06/10/2013, Cost $553,834) (a)(b)	548,662
250,000	Series 2014-4A, 3.078%, 10/15/2026 (Acquired 03/05/2015, Cost $251,058) (a)(b)	250,149
320,000	Series 2015-2A, 2.104%, 04/27/2027 (Acquired 04/01/2015, Cost $320,000) (a)(b)	319,071
235,000	CarMax Auto Owner Trust
	Series 2013-3, 1.490%, 01/15/2019	235,972
325,000	Cent CLO 23 Ltd.
	Series 2015-23A, 2.123%, 04/17/2026 (Acquired 03/19/2015, Cost $325,000) (a)(b)	323,585
	Chase Issuance Trust
345,000	Series 2007-B1, 0.692%, 04/15/2019 (a)	344,154
645,000	Series 2016-2, 1.370%, 06/15/2021	648,775
365,000	CIFC Funding Ltd.
	Series 2013-1A, 1.783%, 04/16/2025 (Acquired 02/22/2013, Cost $365,000) (a)(b)	360,769
62,740	Conseco Finance Securitizations Corp.
	Series 2000-4, 8.310%, 05/01/2032 (a)	38,615
	CPS Auto Receivables Trust
27,618	Series 2013-C, 1.640%, 04/16/2018 (Acquired 09/24/2013, Cost $27,615) (b)	27,630
14,347	Series 2013-D, 1.540%, 07/16/2018 (Acquired 12/10/2013, Cost $14,346) (b)	14,348
18,690	Series 2014-A, 1.210%, 08/15/2018 (Acquired 03/10/2014, Cost $18,688) (b)	18,676
23,334	Series 2012-C, 1.820%, 12/16/2019 (Acquired 09/11/2012, Cost $23,333) (b)	23,314
38,825	Series 2012-D, 1.480%, 03/16/2020 (Acquired 12/07/2012, Cost $38,821) (b)	38,658
54,843	Series 2013-A, 1.310%, 06/15/2020 (Acquired 03/12/2013, Cost $54,836) (b)	54,327
250,000	Credit Acceptance Auto Loan Trust
	Series 2014-2A, 1.880%, 03/15/2022 (Acquired 09/18/2014, Cost $249,955) (b)	250,503
195,000	Drive Auto Receivables Trust
	Series 2015-BA, 2.120%, 06/17/2019 (Acquired 05/20/2015, Cost $194,983) (b)	195,516
270,000	Dryden 38 Senior Loan Fund
	Series 2015-38A, 2.058%, 07/15/2027 (Acquired 03/25/2015, Cost $270,000) (a)(b)	268,914
19,072	DT Auto Owner Trust
	Series 2015-1A, 1.060%, 09/17/2018 (Acquired 02/18/2015, Cost $19,072) (b)	19,071
30,504	First Investors Auto Owner Trust
	Series 2013-2A, 1.230%, 03/15/2019 (Acquired 06/13/2013, Cost $30,500) (b)	30,482
485,000	Ford Credit Auto Owner Trust
	Series 2015-A, 2.030%, 08/15/2020	492,164
790,000	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4, 1.400%, 08/15/2019	791,431
400,000	Galaxy XV CLO, Ltd.
	Series 2013-15A, 1.878%, 04/15/2025 (Acquired 01/29/2016, Cost $392,600) (a)(b)	396,289
370,000	Galaxy XIX CLO, Ltd.
	Series 2015-19A, 2.188%, 01/24/2027 (Acquired 01/29/2015, Cost $369,441) (a)(b)	369,714
295,000	Galaxy XXII CLO, Ltd. (i)
	Series 2016-22A, 2.800%, 07/16/2028 (Acquired 06/13/2016, Cost $295,000) (b)	295,000
100,000	GCO Education Loan Funding Trust
	Series 2006-1, 0.892%, 05/25/2036 (a)	86,518
300,000	GTP Acquisition Partners I LLC
	Series 2015-2, 3.482%, 06/15/2050 (Acquired 05/20/2015, Cost $300,000) (b)	303,489
515,000	Honda Auto Receivables Owner Trust
	Series 2016-2, 1.390%, 04/15/2020	518,223
390,000	Limerock CLO II Ltd.
	Series 2014-2A, 2.133%, 04/18/2026 (Acquired 02/26/2014, Cost $389,581) (a)(b)	386,304
261,165	Madison Park Funding XI Ltd.
	Series 2013-11A, 1.918%, 10/23/2025 (Acquired 10/29/2015, Cost $256,542) (a)(b)	259,912
332,909	Morgan Stanley ABS Capital I, Inc. Trust
	Series 2003-NC10, 1.473%, 10/25/2033 (a)	316,206
285,000	Neuberger Berman CLO XVI Ltd.
	Series 2014-16A, 2.098%, 04/15/2026 (Acquired 02/11/2014, Cost $283,803) (a)(b)	284,820
560,000	NRZ Advance Receivables Trust
	Series 2015-T2, 3.302%, 08/17/2048 (Acquired 08/25/2015, Cost $559,999) (b)	561,355
325,000	Oaktree EIF II Ltd.
	Series 2015-B1A, 2.176%, 02/15/2026 (Acquired 02/20/2015, Cost $325,000) (a)(b)	324,998
275,000	OCP CLO Ltd.
	Series 2015-8A, 2.163%, 04/17/2027 (Acquired 04/10/2015, Cost $274,725) (a)(b)	274,566
410,000	Octagon Investment Partners XVI Ltd.
	Series 2013-1A, 1.753%, 07/17/2025 (Acquired 05/15/2013, Cost $409,344) (a)(b)	403,395
155,000	Ocwen Master Advance Receivables Trust
	Series 2015-T1, 2.537%, 09/17/2046 (Acquired 09/11/2015, Cost $155,000) (a)(b)	155,204
280,000	OHA Credit Partners VIII, Ltd.
	Series 2013-8A, 1.754%, 04/20/2025 (Acquired 04/17/2013, Cost $280,000) (a)(b)	276,225
450,000	OZLM Funding V Ltd.
	Series 2013-5A, 2.133%, 01/20/2026 (Acquired 11/22/2013, Cost $449,775) (a)(b)	450,660
300,000	OZLM XII Ltd.
	Series 2015-12A, 2.087%, 04/30/2027 (Acquired 04/24/2015, Cost $299,130) (a)(b)	296,563
135,000	Prestige Auto Receivables Trust
	Series 2014-1A, 1.910%, 04/15/2020 (Acquired 06/25/2014, Cost $135,016) (b)	134,152

445,000	Race Point VIII CLO Ltd.
	Series 2013-8A, 1.886%, 02/20/2025 (Acquired 02/06/2013, Cost $445,000) (a)(b)	441,030
37,304	Residential Asset Mortgage Products, Inc.
	Series 2004-RZ1, 0.933%, 03/25/2034 (a)	37,807
300,000	Santander Drive Auto Receivables Trust
	Series 2015-2, 1.830%, 01/15/2020	300,933
250,000	Shackleton 2014-VI CLO Ltd.
	Series 2014-6A, 2.113%, 07/17/2026 (Acquired 06/12/2014, Cost $248,475) (a)(b)	249,658
257,000	Sound Point CLO IV Ltd.
	Series 2013-3A, 2.005%, 01/21/2026 (Acquired 03/27/2015, Cost $255,587) (a)(b)	255,684
315,000	Sound Point CLO VIII Ltd.
	Series 2015-1A, 2.158%, 03/13/2027 (Acquired 03/05/2015, Cost $314,213) (a)(b)	312,120
159,210	Springleaf Funding Trust
	Series 2014-AA, 2.410%, 12/15/2022 (Acquired 03/19/2014, Cost $159,184) (b)	159,325
127,742	Towd Point Mortgage Trust
	Series 2016-2, 2.750%, 08/25/2055 (Acquired 05/20/2016, Cost $127,744) (b)	127,836
620,000	Volkswagen Auto Lease Trust
	Series 2015-A, 1.250%, 12/20/2017	620,115
305,000	Voya CLO Ltd.
	Series 2015-1A, 2.113%, 04/18/2027 (Acquired 03/03/2015, Cost $304,688) (a)(b)	305,741

	Total Asset Backed Securities (Cost $20,176,561)	20,143,729

	COLLATERALIZED MORTGAGE OBLIGATIONS - 6.58%
160,000	Aventura Mall Trust
	Series 2013-AVM, 3.818%, 12/07/2032 (Acquired 12/10/2013, Cost $163,894) (a)(b)	173,156
150,000	BB-UBS Trust
	Series 2012-SHOW, 3.430%, 11/07/2036 (Acquired 12/05/2012, Cost $154,580) (b)	160,058
	Bear Stearns Commercial Mortgage Securities Trust
134,502	Series 2006-PW14, 5.201%, 12/11/2038	135,303
157,872	Series 2007-PW15, 5.331%, 02/11/2044	160,745
224,809	CD Commercial Mortgage Trust
	Series 2007-CD4, 5.322%, 12/11/2049	227,195
63,593	Chase Mortgage Finance Trust
	Series 2007-A1, 2.941%, 02/25/2037 (a)	61,247
145,000	Citigroup Commercial Mortgage Trust
	Series 2014-GC21, 3.855%, 05/10/2047	160,526
81,102	COBALT CMBS Commercial Mortgage Trust
	Series 2007-C2, 5.484%, 04/15/2047 (a)	82,627
	COMM Mortgage Trust
120,000	Series 2013-300P, 4.353%, 08/12/2030 (Acquired 08/15/2013, Cost $121,955) (b)	136,163
33,000	Series 2013-CR9, 4.375%, 07/12/2045 (a)	37,447
295,267	Series 2014-CR21, 3.528%, 12/10/2047	319,793
210,000	Series 2015-LC19, 3.183%, 02/10/2048	222,713
300,000	Series 2015-CR26, 3.630%, 10/13/2048	325,777
159,249	Commercial Mortgage Loan Trust
	Series 2008-LS1, 6.297%, 12/10/2049 (a)	165,235
	Countrywide Home Loans, Inc.
18,911	Series 2004-HYB6, 2.693%, 11/20/2034 (a)	18,075
92,982	Series 2005-11, 1.053%, 03/25/2035 (a)	83,134
	CSAIL Commercial Mortgage Trust
301,000	Series 2015-C3, 3.718%, 08/17/2048 (a)	325,574
296,000	Series 2015-C4, 3.808%, 11/18/2048	326,918
400,000	Four Times Square Trust
	Series 2006-4TS, 5.401%, 12/13/2028 (Acquired 11/06/2012, Cost $441,075) (b)	453,703
145,000	GS Mortgage Securities Corp. II
	Series 2012-BWTR, 2.954%, 11/07/2034 (Acquired 12/11/2012, Cost $147,310) (b)	151,741
145,000	GS Mortgage Securities Corp. Trust
	Series 2012-ALOH, 3.551%, 04/12/2034 (Acquired 03/08/2013, Cost $149,167) (b)	157,129
	GS Mortgage Securities Trust
865,000	Series 2013-GC16, 3.033%, 11/13/2046	893,406
296,000	Series 2015-GS1, 3.734%, 11/13/2048 (a)	328,273
300,000	Hilton USA Trust
	Series 2013-HLT, 2.662%, 11/07/2030 (Acquired 11/22/2013 and 07/22/2014, Cost $301,363) (b)	301,474
	JP Morgan Chase Commercial Mortgage Securities Trust
141,995	Series 2012-WLDN, 3.905%, 05/07/2030 (Acquired 05/07/2013 and 06/25/2013, Cost $142,627) (b)	152,773
92,000	Series 2013-C16, 4.166%, 12/15/2046	103,776
311,959	Series 2006-LDP9, 5.336%, 05/15/2047	314,757
228,147	Series 2007-CB19, 5.887%, 02/12/2049 (a)	233,303
	JPMBB Commercial Mortgage Securities Trust
1,205,000	Series 2013-C12, 3.157%, 07/17/2045	1,274,670
145,000	Series 2014-C19, 3.997%, 04/17/2047	161,730
	Lehman Brothers-UBS Commercial Mortgage Trust
581,039	Series 2007-C1, 5.424%, 02/15/2040	588,425
283,508	Series 2007-C2, 5.430%, 02/15/2040	287,585
186,716	Series 2007-C6, 5.858%, 07/15/2040 (a)	191,151
	ML-CFC Commercial Mortgage Trust
246,440	Series 2007-5, 5.378%, 08/14/2048	249,095
156,575	Series 2007-9, 5.700%, 09/12/2049	162,908
167,000	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2015-C20, 3.249%, 02/15/2048	177,472
	Morgan Stanley Capital I Trust
185,000	Series 2014-MP, 3.469%, 08/11/2033 (Acquired 11/13/2014, Cost $189,451) (b)	196,039
220,000	Series 2007-IQ14, 5.692%, 04/15/2049 (a)	224,182
136,740	Series 2007-IQ16, 5.809%, 12/12/2049	142,018
159,118	New Residential Mortgage Loan Trust
	Series 2016-2, 3.750%, 11/25/2035 (Acquired 05/25/2016, Cost $164,224) (b)	167,452
130,000	OBP Depositor LLC Trust
	Series 2010-OBP, 4.646%, 07/17/2045 (Acquired 08/15/2012, Cost $144,950) (b)	143,392
	SBA Tower Trust
210,000	3.598%, 04/15/2043 (Acquired 04/04/2013, Cost $210,000) (b)	211,586
155,000	2.898%, 10/15/2044 (Acquired 10/07/2014, Cost $155,000) (b)	157,290
	Springleaf Mortgage Loan Trust
61,050	Series 2013-1A, 1.270%, 06/25/2058 (Acquired 04/03/2013, Cost $61,045) (a)(b)	61,072
161,030	Series 2013-2A, 1.780%, 12/25/2065 (Acquired 07/03/2013, Cost $159,397) (a)(b)	161,294
155,171	Series 2013-2A, 3.520%, 12/25/2065 (Acquired 07/03/2013, Cost $149,465) (b)	155,406
156,027	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29, 5.308%, 11/15/2048	156,721
210,000	Wells Fargo Commercial Mortgage Trust
	Series 2014-LC16, 3.817%, 08/17/2050	231,450
	Wells Fargo-RBS Commercial Mortgage Trust
805,000	Series 2014-C19, 3.660%, 03/15/2047	865,497
250,281	Series 2014-C20, 3.995%, 05/17/2047	279,260

	Total Collateralized Mortgage Obligations (Cost $12,325,691)	12,457,716

	CORPORATE OBLIGATIONS - 37.82%
	Aerospace & Defense - 0.27%
20,000	BAE Systems Holdings, Inc.
	2.850%, 12/15/2020 (Acquired 12/03/2015, Cost $19,930) (b)	20,457
45,000	BAE Systems PLC
	4.750%, 10/11/2021 (Acquired 04/22/2016, Cost $49,290) (b)	50,301
	Lockheed Martin Corp.
20,000	2.500%, 11/23/2020	20,658
60,000	4.700%, 05/15/2046	71,027
330,000	Northrop Grumman Corp.
	3.850%, 04/15/2045	345,040

		507,483

	Air Freight & Logistics - 0.04%
	FedEx Corp.
50,000	4.100%, 02/01/2045	51,052
30,000	4.550%, 04/01/2046	32,689

		83,741

	Auto Components - 0.19%
345,000	Delphi Corp.
	4.150%, 03/15/2024	367,342

	Automobiles - 0.10%
185,000	General Motors Co.
	5.000%, 04/01/2035	184,810

	Banks - 5.38%
	Bank of America Corp.
650,000	2.250%, 04/21/2020	654,226
85,000	2.625%, 04/19/2021	86,400
215,000	4.100%, 07/24/2023	230,691
25,000	4.200%, 08/26/2024	25,887
175,000	4.000%, 01/22/2025	178,701
30,000	3.500%, 04/19/2026	31,066
200,000	6.110%, 01/29/2037	238,128
615,000	5.000%, 01/21/2044	714,173
430,000	BB&T Corp.
	1.450%, 01/12/2018	431,786
220,000	BPCE SA
	5.150%, 07/21/2024 (Acquired 01/13/2014, Cost $219,593) (b)	229,309
	Citigroup, Inc.
885,000	4.400%, 06/10/2025	927,072
75,000	5.500%, 09/13/2025	84,224
65,000	4.600%, 03/09/2026	69,047
370,000	4.300%, 11/20/2026	381,992
315,000	4.450%, 09/29/2027 (c)	326,001
250,000	Fifth Third Bancorp
	2.875%, 07/27/2020	261,165
	HSBC Holdings Plc
200,000	3.600%, 05/25/2023	204,580
200,000	4.250%, 08/18/2025	202,204
	JPMorgan Chase & Co.
130,000	4.500%, 01/24/2022	144,777
105,000	2.700%, 05/18/2023	106,165
355,000	3.875%, 09/10/2024	368,188
170,000	3.300%, 04/01/2026	176,135
155,000	4.250%, 10/01/2027	164,363
20,000	5.600%, 07/15/2041	25,416
185,000	KeyCorp
	5.100%, 03/24/2021 (c)	208,332
300,000	PNC Bank NA
	2.400%, 10/18/2019	308,204
320,000	PNC Funding Corp.
	3.300%, 03/08/2022	340,583
200,000	Santander Issuances SA
	5.179%, 11/19/2025	200,174
100,000	Santander UK Plc
	2.350%, 09/10/2019	100,610
470,000	Toronto-Dominion Bank
	2.625%, 09/10/2018	483,667
710,000	U.S. Bancorp
	1.950%, 11/15/2018	725,151
250,000	U.S. Bank National Association
	1.400%, 04/26/2019	251,551
	Wells Fargo & Co.
215,000	2.150%, 01/30/2020	218,760
265,000	2.550%, 12/07/2020	272,893
120,000	3.000%, 04/22/2026	122,477
270,000	4.300%, 07/22/2027 (c)	291,915
241,000	5.606%, 01/15/2044	288,951
35,000	4.900%, 11/17/2045	38,393
80,000	4.400%, 06/14/2046	81,710

		10,195,067

	Beverages - 0.42%
150,000	Anheuser-Busch InBev Worldwide, Inc.
	8.200%, 01/15/2039	239,825
	Molson Coors Brewing Co.
35,000	2.100%, 07/15/2021	35,147
315,000	3.000%, 07/15/2026	315,367
50,000	4.200%, 07/15/2046	50,426
150,000	Pernod Ricard SA
	3.250%, 06/08/2026 (Acquired 06/01/2016, Cost $149,163) (b)	153,840

		794,605

	Biotechnology - 0.30%
85,000	AbbVie, Inc.
	2.300%, 05/14/2021	86,130
230,000	Celgene Corp.
	5.250%, 08/15/2043	259,512
195,000	Genzyme Corp.
	5.000%, 06/15/2020	221,804

		567,446

	Capital Markets - 3.10%
690,000	Bear Stearns Companies, Inc.
	7.250%, 02/01/2018	752,335

	Morgan Stanley
250,000	5.950%, 12/28/2017	265,955
80,000	1.875%, 01/05/2018	80,482
145,000	2.500%, 01/24/2019	148,022
10,000	4.875%, 11/01/2022	10,965
495,000	3.700%, 10/23/2024	518,881
520,000	4.350%, 09/08/2026	545,100
205,000	3.950%, 04/23/2027 (c)	207,770
65,000	4.300%, 01/27/2045	68,702
240,000	State Street Corp.
	2.550%, 08/18/2020	249,196
	The Bank of New York Mellon Corp.
480,000	1.300%, 01/25/2018	481,782
470,000	2.200%, 03/04/2019	479,823
145,000	2.450%, 11/27/2020	149,277
	The Goldman Sachs Group, Inc.
430,000	5.950%, 01/18/2018	458,243
95,000	2.750%, 09/15/2020	97,065
385,000	2.875%, 02/25/2021	395,129
175,000	4.000%, 03/03/2024	187,397
210,000	3.500%, 01/23/2025	216,164
275,000	6.750%, 10/01/2037	340,263
60,000	6.250%, 02/01/2041	77,918
115,000	5.150%, 05/22/2045	120,434
25,000	4.750%, 10/21/2045	27,669

		5,878,572

	Chemicals - 0.53%
285,000	LYB International Finance BV
	4.000%, 07/15/2023 (c)	305,613
	Monsanto Co.
210,000	1.150%, 06/30/2017	209,890
230,000	4.400%, 07/15/2044	226,425
245,000	The Dow Chemical Co.
	3.500%, 10/01/2024	260,513

		1,002,441

	Commercial Services & Supplies - 0.29%
	ERAC USA Finance LLC
40,000	2.600%, 12/01/2021 (Acquired 05/23/2016, Cost $39,944) (b)	40,702
290,000	3.300%, 12/01/2026 (Acquired 05/25/2016, Cost $289,513) (b)	297,149
85,000	7.000%, 10/15/2037 (Acquired 10/09/2015, Cost $103,994) (b)	116,165
95,000	Waste Management, Inc.
	2.900%, 09/15/2022	99,595

		553,611

	Communications Equipment - 0.16%
20,000	Cisco Systems, Inc.
	2.200%, 02/28/2021	20,626
	QUALCOMM, Inc.
235,000	3.000%, 05/20/2022	248,197
25,000	4.650%, 05/20/2035	27,203

		296,026

	Construction Materials - 0.11%
200,000	CRH America, Inc.
	5.125%, 05/18/2045 (Acquired 05/12/2015, Cost $197,554) (b)	213,327

	Consumer Finance - 1.28%
	American Express Co.
60,000	3.625%, 12/05/2024	61,647
237,000	4.050%, 12/03/2042	249,138
	American Express Credit Corp.
505,000	2.125%, 03/18/2019	515,736
85,000	2.250%, 05/05/2021	86,566
330,000	Capital One Financial Corp.
	2.450%, 04/24/2019	335,289
400,000	Capital One NA
	1.650%, 02/05/2018	400,484
	PACCAR Financial Corp.
155,000	1.300%, 05/10/2019	155,684
180,000	2.200%, 09/15/2019	184,997
115,000	Synchrony Financial
	2.600%, 01/15/2019	116,327
315,000	Toyota Motor Credit Corp.
	2.125%, 07/18/2019	323,567

		2,429,435

	Diversified Financial Services - 2.79%
335,000	American Honda Finance Corp.
	1.700%, 02/22/2019	340,924
	Anheuser-Busch InBev Finance, Inc.
70,000	1.900%, 02/01/2019	71,233
390,000	2.650%, 02/01/2021	404,863
340,000	3.300%, 02/01/2023	358,765
365,000	3.650%, 02/01/2026	391,781
215,000	4.700%, 02/01/2036 (c)	242,386
485,000	4.900%, 02/01/2046	570,694
65,000	BAT International Finance Plc
	2.750%, 06/15/2020 (Acquired 06/10/2015, Cost $64,897) (b)	67,440
380,000	Credit Suisse
	1.375%, 05/26/2017	380,361
175,000	Daimler Finance North America LLC
	2.450%, 05/18/2020 (Acquired 05/11/2015, Cost $174,657) (b)	180,182
425,000	Ford Motor Credit Co. LLC
	3.157%, 08/04/2020	441,068
	General Motors Financial Co., Inc.
280,000	3.100%, 01/15/2019	286,210
100,000	4.300%, 07/13/2025	102,785
45,000	5.250%, 03/01/2026	49,010
200,000	Hutchison Whampoa International Ltd.
	1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $199,540) (b)	201,042
305,000	Intercontinental Exchange, Inc.
	2.750%, 12/01/2020 (c)	319,703
75,000	Kinder Morgan Finance Co. LLC
	6.000%, 01/15/2018 (Acquired 01/08/2015, Cost $78,469) (b)	78,944
20,000	Nasdaq, Inc.
	3.850%, 06/30/2026	20,361
210,000	National Rural Utilities Cooperative Finance Corp.
	1.650%, 02/08/2019	212,565

	Shell International Finance BV
365,000	1.625%, 11/10/2018 (c)	368,830
195,000	4.000%, 05/10/2046	199,404

		5,288,551

	Diversified Telecommunication Services - 1.40%
	AT&T, Inc.
245,000	1.750%, 01/15/2018	246,426
190,000	4.450%, 04/01/2024	209,071
285,000	4.500%, 05/15/2035	292,465
240,000	6.350%, 03/15/2040	289,088
340,000	4.750%, 05/15/2046	349,848
	Verizon Communications, Inc.
590,000	6.400%, 09/15/2033	755,198
35,000	4.272%, 01/15/2036	35,938
465,000	4.672%, 03/15/2055	472,435

		2,650,469

	Electric Utilities - 2.47%
	Consolidated Edison Company of New York, Inc.
35,000	3.300%, 12/01/2024	37,788
230,000	4.625%, 12/01/2054	264,404
45,000	Duke Energy Carolinas LLC
	2.500%, 03/15/2023	46,622
760,000	Duke Energy Corp.
	3.550%, 09/15/2021	810,824
60,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043	72,159
335,000	Duke Energy Progress LLC
	4.150%, 12/01/2044	369,846
	Edison International
165,000	3.750%, 09/15/2017	169,936
225,000	2.950%, 03/15/2023	231,032
80,000	Electricite de France SA
	4.950%, 10/13/2045 (Acquired 10/07/2015, Cost $79,802) (b)	88,619
	Emera U.S. Finance LP
15,000	2.700%, 06/15/2021 (Acquired 06/09/2016, Cost $14,985) (b)	15,303
20,000	4.750%, 06/15/2046 (Acquired 06/09/2016, Cost $19,858) (b)	20,379
65,000	Exelon Corp.
	2.450%, 04/15/2021	65,987
	Georgia Power Co.
200,000	1.950%, 12/01/2018	203,506
110,000	2.400%, 04/01/2021	113,836
135,000	Northeast Utilities
	2.800%, 05/01/2023	138,462
20,000	Oncor Electric Delivery Co. LLC
	7.000%, 09/01/2022	25,502
	Pacific Gas & Electric Co.
75,000	4.750%, 02/15/2044	88,962
355,000	4.250%, 03/15/2046	396,177
150,000	Progress Energy, Inc.
	3.150%, 04/01/2022	156,292
230,000	Sierra Pacific Power Co.
	3.375%, 08/15/2023	249,504
195,000	Southern Power Co.
	4.150%, 12/01/2025	211,268
	The Southern Co.
45,000	1.850%, 07/01/2019	45,603
285,000	2.150%, 09/01/2019	290,458
20,000	2.950%, 07/01/2023	20,764
25,000	4.400%, 07/01/2046	26,987
460,000	Union Electric Co.
	6.700%, 02/01/2019	522,987

		4,683,207

	Electrical Equipment - 0.16%
275,000	Eaton Electric Holdings LLC
	3.875%, 12/15/2020	295,658

	Food & Staples Retailing - 0.84%
	CVS Health Corp.
240,000	2.800%, 07/20/2020	250,139
420,000	2.125%, 06/01/2021	425,650
124,000	3.875%, 07/20/2025	136,653
155,000	5.125%, 07/20/2045	193,078
70,000	Sysco Corp.
	2.500%, 07/15/2021 (c)	71,614
	Walgreens Boots Alliance, Inc.
370,000	2.600%, 06/01/2021 (c)	377,328
40,000	3.100%, 06/01/2023	40,802
60,000	Wal-Mart Stores, Inc.
	6.500%, 08/15/2037	87,129

		1,582,393

	Food Products - 0.28%
	HJ Heinz Co.
55,000	2.000%, 07/02/2018 (Acquired 06/23/2015, Cost $54,890) (b)	55,718
40,000	2.800%, 07/02/2020 (Acquired 06/23/2015, Cost $39,909) (b)	41,576
175,000	3.500%, 07/15/2022 (Acquired 06/23/2015, Cost $174,587) (b)	186,107
185,000	5.000%, 07/15/2035 (Acquired 06/23/2015, Cost $183,241) (b)	212,845
35,000	4.375%, 06/01/2046 (Acquired 05/10/2016, Cost $34,889) (b)	37,170

		533,416

	Health Care Equipment & Supplies - 0.74%
	Becton Dickinson & Co.
225,000	3.125%, 11/08/2021	236,368
270,000	3.875%, 05/15/2024	294,337
	Medtronic, Inc.
105,000	2.500%, 03/15/2020 (c)	108,955
285,000	4.375%, 03/15/2035	323,010
120,000	St. Jude Medical, Inc.
	2.800%, 09/15/2020	123,826
295,000	Zimmer Holdings, Inc.
	3.550%, 04/01/2025	304,613

		1,391,109

	Health Care Providers & Services - 1.40%
	Aetna, Inc.
170,000	1.900%, 06/07/2019	172,330
180,000	4.375%, 06/15/2046	187,714

	Anthem, Inc.
150,000	5.850%, 01/15/2036	180,216
25,000	4.625%, 05/15/2042	26,324
	Cardinal Health, Inc.
35,000	1.950%, 06/15/2018	35,423
160,000	2.400%, 11/15/2019	164,107
325,000	3.200%, 03/15/2023	339,558
	Humana, Inc.
310,000	3.150%, 12/01/2022	318,746
210,000	3.850%, 10/01/2024	224,668
75,000	Laboratory Corp. of America Holdings
	2.625%, 02/01/2020	76,669
	UnitedHealth Group, Inc.
95,000	1.700%, 02/15/2019	96,039
275,000	1.625%, 03/15/2019	277,923
140,000	2.125%, 03/15/2021	142,730
115,000	3.350%, 07/15/2022	123,130
75,000	3.750%, 07/15/2025	82,379
150,000	3.950%, 10/15/2042	157,322
40,000	4.750%, 07/15/2045	48,311

		2,653,589

	Hotels, Restaurants & Leisure - 0.24%
	McDonald’s Corp.
30,000	2.750%, 12/09/2020	31,352
360,000	3.700%, 01/30/2026	389,731
15,000	4.600%, 05/26/2045	16,811
20,000	4.875%, 12/09/2045 (c)	23,482

		461,376

	Household Durables - 0.13%
200,000	Newell Rubbermaid, Inc.
	5.500%, 04/01/2046	238,506

	Industrial Conglomerates - 0.31%
40,000	Danaher Corp.
	2.400%, 09/15/2020	41,749
245,000	Koninklijke Philips Electronics NV
	5.750%, 03/11/2018	262,098
285,000	Pentair Finance SA
	3.150%, 09/15/2022	282,940

		586,787

	Insurance - 1.20%
220,000	ACE INA Holdings, Inc.
	3.350%, 05/03/2026	234,787
	American International Group, Inc.
150,000	4.125%, 02/15/2024	158,498
230,000	4.500%, 07/16/2044 (c)	223,384
300,000	CNA Financial Corp.
	7.350%, 11/15/2019	346,952
295,000	Liberty Mutual Group, Inc.
	4.950%, 05/01/2022 (Acquired 05/18/2016, Cost $321,578) (b)	326,411
	Marsh & McLennan Cos., Inc.
100,000	2.300%, 04/01/2017	100,900
110,000	4.050%, 10/15/2023	118,844
50,000	3.500%, 03/10/2025	52,050
90,000	Massachusetts Mutual Life Insurance Co.
	8.875%, 06/01/2039 (Acquired 04/06/2016, Cost $131,740) (b)	134,922
115,000	MetLife, Inc.
	4.600%, 05/13/2046 (c)	123,939
	New York Life Global Funding
205,000	1.950%, 02/11/2020 (Acquired 02/04/2015, Cost $204,961) (b)	207,667
40,000	2.000%, 04/13/2021 (Acquired 04/06/2016, Cost $39,941) (b)	40,561
195,000	Trinity Acquisition Plc
	4.400%, 03/15/2026	203,998

		2,272,913

	Internet & Catalog Retail - 0.07%
105,000	Amazon.com, Inc.
	4.950%, 12/05/2044	128,329

	IT Services - 0.91%
205,000	Broadridge Financial Solutions, Inc.
	3.400%, 06/27/2026	207,641
265,000	MasterCard, Inc.
	3.375%, 04/01/2024	287,451
	Visa, Inc.
470,000	1.200%, 12/14/2017	473,020
300,000	2.800%, 12/14/2022	316,770
315,000	3.150%, 12/14/2025 (c)	337,174
85,000	4.300%, 12/14/2045	98,666

		1,720,722

	Life Sciences Tools & Services - 0.04%
80,000	Thermo Fisher Scientific, Inc.
	3.000%, 04/15/2023	81,792

	Machinery - 0.49%
	Eaton Corp.
190,000	5.600%, 05/15/2018	204,462
250,000	2.750%, 11/02/2022	256,665
70,000	Fortive Corp.
	2.350%, 06/15/2021 (Acquired 06/06/2016, Cost $69,984) (b)	71,108
380,000	Stanley Black & Decker, Inc.
	2.451%, 11/17/2018	388,485

		920,720

	Media - 1.61%
	21st Century Fox America, Inc.
175,000	4.500%, 02/15/2021	195,593
20,000	3.700%, 10/15/2025	21,706
100,000	6.150%, 02/15/2041	125,313
35,000	4.950%, 10/15/2045	40,014
25,000	CBS Corp.
	4.000%, 01/15/2026 (c)	26,736
	Charter Communications Operating LLC / Charter Communications Operating Capital
85,000	3.579%, 07/23/2020 (Acquired 07/09/2015, Cost $85,000) (b)(c)	88,945
150,000	4.464%, 07/23/2022 (Acquired 02/05/2016, Cost $150,988) (b)	161,419
120,000	4.908%, 07/23/2025 (Acquired 07/09/2015, Cost $119,972) (b)	131,433
85,000	6.484%, 10/23/2045 (Acquired 07/09/2015 and 07/10/2015, Cost $84,971) (b)	101,854

	Comcast Corp.
395,000	5.875%, 02/15/2018	425,509
135,000	2.750%, 03/01/2023	141,507
140,000	3.375%, 08/15/2025	151,450
310,000	3.150%, 03/01/2026 (c)	330,365
85,000	4.750%, 03/01/2044	99,354
	Cox Communications, Inc.
50,000	3.250%, 12/15/2022 (Acquired 09/17/2015 and 10/06/2015, Cost $47,093) (b)	49,933
140,000	2.950%, 06/30/2023 (Acquired 04/24/2013, Cost $139,384) (b)	135,132
	Time Warner Cable, Inc.
246,000	5.850%, 05/01/2017	254,704
70,000	6.750%, 07/01/2018	76,794
50,000	5.500%, 09/01/2041	52,700
75,000	4.500%, 09/15/2042	70,119
	Time Warner, Inc.
185,000	7.625%, 04/15/2031	254,374
85,000	6.500%, 11/15/2036	108,125

		3,043,079

	Metals & Mining - 0.35%
	Nucor Corp.
215,000	4.125%, 09/15/2022	234,157
205,000	4.000%, 08/01/2023	219,260
205,000	Rio Tinto Finance USA Ltd.
	3.750%, 06/15/2025	214,853

		668,270

	Multi-Utilities - 0.80%
315,000	Delmarva Power & Light Co.
	3.500%, 11/15/2023	340,742
405,000	Dominion Resources, Inc.
	1.400%, 09/15/2017	404,571
295,000	WEC Energy Group, Inc.
	3.550%, 06/15/2025	317,141
430,000	Xcel Energy, Inc.
	5.613%, 04/01/2017	444,551

		1,507,005

	Oil & Gas - 3.02%
	Anadarko Petroleum Corp.
150,000	8.700%, 03/15/2019	171,168
15,000	6.950%, 06/15/2019	16,633
45,000	5.550%, 03/15/2026 (c)	49,785
90,000	6.600%, 03/15/2046	109,064
	BP Capital Markets Plc
30,000	2.521%, 01/15/2020	30,964
70,000	3.062%, 03/17/2022	72,385
185,000	Buckeye Partners LP
	4.875%, 02/01/2021	194,549
	Canadian Natural Resources Ltd.
230,000	3.450%, 11/15/2021	230,209
105,000	3.800%, 04/15/2024	103,789
50,000	Cenovus Energy, Inc.
	5.200%, 09/15/2043	43,103
240,000	Chevron Corp.
	1.790%, 11/16/2018	243,296
245,000	Columbia Pipeline Group, Inc.
	4.500%, 06/01/2025	263,830
	ConocoPhillips Co.
90,000	4.200%, 03/15/2021	97,549
110,000	4.950%, 03/15/2026	124,971
30,000	Devon Energy Corp.
	2.250%, 12/15/2018	29,806
20,000	Devon Financing Co. LLC
	7.875%, 09/30/2031	23,328
20,000	Energy Transfer Partners LP
	5.200%, 02/01/2022	21,095
	Enterprise Products Operating LLC
45,000	3.950%, 02/15/2027	47,830
170,000	6.125%, 10/15/2039	202,022
45,000	EOG Resources, Inc.
	4.150%, 01/15/2026 (c)	49,360
	Exxon Mobil Corp.
100,000	2.222%, 03/01/2021	103,172
85,000	2.726%, 03/01/2023	88,820
40,000	3.043%, 03/01/2026	42,512
190,000	4.114%, 03/01/2046	214,855
	Hess Corp.
120,000	1.300%, 06/15/2017	119,225
45,000	5.600%, 02/15/2041	45,527
295,000	Husky Energy, Inc.
	3.950%, 04/15/2022	305,491
	Kinder Morgan Energy Partners LP
10,000	6.850%, 02/15/2020	11,200
15,000	5.300%, 09/15/2020	16,065
100,000	Kinder Morgan, Inc.
	5.050%, 02/15/2046	95,407
155,000	Magellan Midstream Partners LP
	5.000%, 03/01/2026	175,675
95,000	Marathon Oil Corp.
	2.700%, 06/01/2020	89,542
190,000	Marathon Petroleum Corp.
	3.625%, 09/15/2024 (c)	186,907
55,000	Noble Energy, Inc.
	4.150%, 12/15/2021 (c)	57,899
190,000	Occidental Petroleum Corp.
	3.400%, 04/15/2026	200,637
	Petroleos Mexicanos
80,000	5.500%, 02/04/2019 (Acquired 01/28/2016 and 01/29/2016, Cost $80,462) (b)	84,280
45,000	6.375%, 02/04/2021 (Acquired 01/28/2016, Cost $45,000) (b)	49,041
220,000	5.500%, 06/27/2044	199,881
	Phillips 66
230,000	2.950%, 05/01/2017	233,414
190,000	4.300%, 04/01/2022	207,782
	Pioneer Natural Resources Co.
145,000	3.450%, 01/15/2021	149,878
55,000	4.450%, 01/15/2026	60,037

90,000	Regency Energy Partners LP
	5.875%, 03/01/2022	96,379
100,000	Statoil ASA
	3.950%, 05/15/2043	103,619
185,000	Suncor Energy, Inc.
	6.100%, 06/01/2018	200,141
220,000	Sunoco Logistics Partners Operations LP
	4.250%, 04/01/2024	222,583
240,000	Williams Partners LP
	3.600%, 03/15/2022	227,652

		5,712,357

	Pharmaceuticals - 1.20%
	AbbVie, Inc.
235,000	1.750%, 11/06/2017	236,466
170,000	2.900%, 11/06/2022	173,585
	Actavis Funding SCS
200,000	2.350%, 03/12/2018	202,809
80,000	3.000%, 03/12/2020	82,577
85,000	3.450%, 03/15/2022	88,388
135,000	4.550%, 03/15/2035	139,173
180,000	Baxalta, Inc.
	4.000%, 06/23/2025	188,175
	EMD Finance LLC
110,000	2.950%, 03/19/2022 (Acquired 03/16/2015, Cost $109,806) (b)	112,844
170,000	3.250%, 03/19/2025 (Acquired 10/13/2015, Cost $166,208) (b)	174,518
	Johnson & Johnson
140,000	2.450%, 03/01/2026	145,062
25,000	3.550%, 03/01/2036	27,679
55,000	Merck & Co., Inc.
	1.005%, 02/10/2020 (a)	55,049
	Mylan NV
55,000	3.000%, 12/15/2018 (Acquired 12/04/2015, Cost $54,931) (b)	56,342
60,000	3.750%, 12/15/2020 (Acquired 12/04/2015, Cost $59,981) (b)	62,618
90,000	3.150%, 06/15/2021 (Acquired 05/31/2016, Cost $89,895) (b)	91,394
	Sanofi-Aventis SA
170,000	1.250%, 04/10/2018	171,094
230,000	4.000%, 03/29/2021	254,711

		2,262,484

	Real Estate - 1.40%
170,000	American Tower Corp.
	3.450%, 09/15/2021	177,157
430,000	Boston Properties LP
	3.650%, 02/01/2026	459,167
135,000	Brandywine Operating Partnership LP
	4.100%, 10/01/2024	137,800
200,000	Crown Castle International Corp.
	3.400%, 02/15/2021	209,006
185,000	ERP Operating LP
	3.000%, 04/15/2023	190,276
	HCP, Inc.
75,000	6.000%, 01/30/2017	76,975
40,000	4.000%, 12/01/2022	41,585
	Kimco Realty Corp.
110,000	3.200%, 05/01/2021	114,385
30,000	3.400%, 11/01/2022	31,490
	Liberty Property LP
130,000	5.500%, 12/15/2016	132,498
25,000	4.125%, 06/15/2022	26,465
25,000	3.375%, 06/15/2023	25,367
575,000	Simon Property Group LP
	2.200%, 02/01/2019	587,841
	Ventas Realty LP
5,000	2.000%, 02/15/2018	5,028
150,000	2.700%, 04/01/2020	153,212
220,000	5.700%, 09/30/2043	259,579
25,000	Welltower, Inc.
	5.250%, 01/15/2022	28,118

		2,655,949

	Road & Rail - 0.81%
	Burlington Northern Santa Fe LLC
240,000	3.650%, 09/01/2025	266,943
290,000	7.950%, 08/15/2030	434,107
30,000	3.900%, 08/01/2046	31,751
110,000	CSX Corp.
	6.150%, 05/01/2037	143,836
145,000	Kansas City Southern
	3.000%, 05/15/2023 (Acquired 11/21/2014, Cost $140,350) (b)	147,643
55,000	Norfolk Southern Corp.
	2.900%, 06/15/2026	56,710
245,000	Penske Truck Leasing Co., L.P.
	4.875%, 07/11/2022 (Acquired 07/16/2013 and 10/14/2015, Cost $257,730) (b)	267,532
190,000	Union Pacific Corp.
	3.375%, 02/01/2035	191,804

		1,540,326

	Semiconductor & Semiconductor Equipment - 0.50%
220,000	Analog Devices, Inc.
	3.900%, 12/15/2025	245,527
	Intel Corp.
50,000	1.700%, 05/19/2021	50,502
205,000	3.300%, 10/01/2021	222,407
105,000	4.900%, 07/29/2045	122,611
10,000	4.100%, 05/19/2046	10,424
	Lam Research Corp.
100,000	2.800%, 06/15/2021	102,490
190,000	3.900%, 06/15/2026	200,433

		954,394

	Software - 0.81%
	Microsoft Corp.
110,000	2.375%, 02/12/2022	113,612
50,000	2.650%, 11/03/2022	52,302
340,000	4.450%, 11/03/2045	384,377
	Oracle Corp.
355,000	2.250%, 10/08/2019	366,149
240,000	1.900%, 09/15/2021 241,057
320,000	4.300%, 07/08/2034	340,962
40,000	3.900%, 05/15/2035	40,896

		1,539,355

	Specialty Retail - 0.47%
	AutoZone, Inc.
30,000	1.625%, 04/21/2019	30,175
145,000	4.000%, 11/15/2020	156,178
	Home Depot, Inc.
205,000	2.700%, 04/01/2023	215,287
220,000	3.350%, 09/15/2025	240,036
105,000	5.875%, 12/16/2036	143,693
	Lowe’s Cos., Inc.
20,000	4.375%, 09/15/2045	22,977
85,000	3.700%, 04/15/2046 (c)	87,632

		895,978

	Technology Hardware, Storage & Peripherals - 0.70%
	Apple, Inc.
545,000	2.400%, 05/03/2023	555,524
100,000	3.450%, 02/09/2045	94,215
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
510,000	3.480%, 06/01/2019 (Acquired 05/17/2016, Cost $509,873) (b)(c)	522,808
30,000	4.420%, 06/15/2021 (Acquired 05/17/2016, Cost $29,991) (b)	30,912
115,000	Hewlett-Packard Co.
	2.850%, 10/05/2018 (Acquired 09/30/2015, Cost $114,853) (b)	117,831

		1,321,290

	Tobacco - 0.26%
60,000	Altria Group, Inc.
	4.250%, 08/09/2042	65,774
220,000	Philip Morris International, Inc.
	2.750%, 02/25/2026	227,159
160,000	Reynolds American, Inc.
	5.850%, 08/15/2045	205,232

		498,165

	Transportation - 0.09%
170,000	Ryder Systems, Inc.
	2.450%, 09/03/2019	173,000

	Wireless Telecommunication Services - 0.16%
250,000	Rogers Communications, Inc.
	5.450%, 10/01/2043	298,907

	Total Corporate Obligations (Cost $67,950,026)	71,634,002

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.53%
	Mexico Government International Bond
40,000	4.750%, 03/08/2044	43,200
100,000	5.750%, 10/12/2110	111,000
35,000	Peruvian Government International Bond
	5.625%, 11/18/2050	43,488
475,000	Province of Ontario Canada
	2.500%, 04/27/2026	489,876
95,000	Province of Quebec Canada
	2.500%, 04/20/2026	97,878
200,000	Slovenia Government International Bond
	5.500%, 10/26/2022	227,509

	Total Foreign Government Debt Obligations (Cost $965,910)	1,012,951

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 37.32%
	Federal Home Loan Mortgage Corp.
107,582	Series 2590, 5.000%, 03/15/2018 (e)	110,399
797,616	Series K703, 2.699%, 05/25/2018	817,153
2,170	Pool #E9-9763, 4.500%, 09/01/2018	2,221
1,647	Pool #E9-9764, 4.500%, 09/01/2018	1,686
600,000	Series K705, 2.303%, 09/25/2018 (a)	615,577
900,000	Series K706, 2.323%, 10/25/2018	924,476
600,000	Series K709, 2.086%, 03/25/2019	614,878
114,951	Series 2013-DN1, 3.853%, 07/25/2023 (a)	117,416
76,869	Pool #D9-6291, 4.500%, 09/01/2023	83,804
250,000	Series 2014-DN2, 2.103%, 04/25/2024 (a)	250,118
173,162	Pool #G1-3624, 5.000%, 08/01/2024	186,592
250,000	Series 2014-HQ1, 2.953%, 08/26/2024 (a)	254,215
500,000	Series 2014-HQ3, 3.103%, 10/25/2024 (a)	506,465
250,000	Series 2015-HQ1, 2.653%, 03/25/2025 (a)	251,180
260,000	Series 2015-DNA1, 2.303%, 10/25/2027 (a)	260,190
250,000	Series 2015-DNA2, 3.046%, 12/27/2027 (a)	254,962
255,000	Series 2015-HQA1, 3.103%, 03/27/2028 (a)	260,265
250,000	Series 2015-DNA3, 3.303%, 04/25/2028 (a)	256,397
250,000	Series 2016-DNA2, 2.653%, 10/25/2028 (a)	251,589
263,279	Series 2329, 6.500%, 06/15/2031	309,961
127,645	Series 2338, 6.500%, 07/15/2031	153,419
227,765	Pool #78-0447, 2.790%, 04/01/2033 (a)	241,541
1,448,298	Pool #U8-9032, 3.000%, 07/01/2033	1,532,964
169	Pool #A4-3129, 5.500%, 02/01/2036	191
100,000	Pool #TBA, 4.000%, 08/15/2040 (d)	106,945
200,000	Pool #TBA, 4.000%, 07/15/2041 (d)	214,078
912,426	Pool #C0-3815, 3.500%, 03/01/2042	970,048
727,784	Pool #U9-0688, 4.000%, 05/01/2042	788,396
1,300,000	Pool #TBA, 3.500%, 07/15/2042 (d)	1,370,586
828,039	Pool #Q0-9949, 3.000%, 08/01/2042	860,687
2,400,000	Pool #TBA, 3.500%, 08/15/2042 (d)	2,527,313
869,049	Pool #G0-8635, 3.000%, 04/01/2045	902,054
	Federal National Mortgage Association
532	Pool #685505, 5.000%, 05/01/2018	547
552	Pool #705709, 5.000%, 05/01/2018	568
114,349	Series 2013-C01, 2.453%, 10/25/2023 (a)	114,934
134,691	Series 2014-C01, 2.053%, 01/25/2024 (a)	134,648
235,111	Series 2014-C02, 1.403%, 05/28/2024 (a)	234,076
83,624	Series 2014-C03, 1.653%, 07/25/2024 (a)	83,857
67,615	Series 2014-C04, 2.403%, 11/25/2024 (a)	67,904
54,227	Series 2014-C04, 2.553%, 11/25/2024 (a)	54,443
949,417	Pool #AI4868, 4.000%, 06/01/2026	1,014,336
835,674	Pool #AJ8325, 3.000%, 12/01/2026	881,890
300,000	Pool #TBA, 2.500%, 07/15/2027 (d)	310,400
365,955	Pool #AB5907, 3.000%, 08/01/2027	385,281

930,388	Pool #AQ5095, 3.000%, 11/01/2027	983,085
681,490	Pool #AL2877, 3.500%, 01/01/2028	723,803
1,380,463	Pool #AS2558, 3.000%, 06/01/2029	1,456,341
50,702	Pool #544859, 2.456%, 08/01/2029 (a)	51,406
183,553	Pool #786848, 7.000%, 10/01/2031	217,678
6,163	Pool #727181, 5.000%, 08/01/2033	6,903
3,034	Pool #730727, 5.000%, 08/01/2033	3,410
837	Pool #741862, 5.500%, 09/01/2033	950
1,026	Pool #766197, 5.500%, 02/01/2034	1,159
198	Pool #776974, 5.500%, 04/01/2034	227
200,817	Pool #888504, 2.575%, 04/01/2034 (a)	211,521
464,680	Pool #MA1870, 4.500%, 04/01/2034	511,148
8,663	Pool #775776, 5.500%, 05/01/2034	9,838
209,071	Pool #802783, 2.451%, 10/01/2034 (a)	220,941
7,572	Pool #781629, 5.500%, 12/01/2034	8,610
8,796	Pool #822815, 5.500%, 04/01/2035	9,987
7,267	Pool #357850, 5.500%, 07/01/2035	8,278
4,919	Pool #820242, 5.000%, 07/01/2035	5,460
200,000	Pool #TBA, 4.500%, 08/15/2035 (d)	218,218
1,347	Pool #838452, 5.500%, 09/01/2035	1,540
7,821	Pool #865854, 6.000%, 03/01/2036	9,041
11,452	Pool #891474, 6.000%, 04/01/2036	13,222
9,710	Pool #906000, 6.000%, 01/01/2037	11,118
91	Pool #928062, 5.500%, 02/01/2037	104
201	Pool #899119, 5.500%, 04/01/2037	227
62	Pool #938488, 5.500%, 05/01/2037	70
250	Pool #970131, 5.500%, 03/01/2038	283
222	Pool #981313, 5.500%, 06/01/2038	251
212	Pool #985108, 5.500%, 07/01/2038	242
56	Pool #964930, 5.500%, 08/01/2038	63
139	Pool #987032, 5.500%, 08/01/2038	158
200	Pool #968371, 5.500%, 09/01/2038	224
61	Pool #993050, 5.500%, 12/01/2038	70
29,952	Pool #993579, 4.000%, 05/01/2039	32,115
6,741	Pool #AA5840, 4.000%, 06/01/2039	7,242
82,962	Pool #AA8715, 4.000%, 06/01/2039	91,420
317,021	Pool #AD0586, 4.500%, 12/01/2039	353,249
253,124	Pool #AD5574, 5.000%, 04/01/2040	281,703
881,496	Pool #AD4062, 5.000%, 05/01/2040	984,853
845,353	Pool #AD6929, 5.000%, 06/01/2040	945,819
18,001	Pool #AD9896, 4.000%, 08/01/2040	19,369
561,755	Pool #AE0217, 4.500%, 08/01/2040	615,864
4,000,000	Pool #TBA, 3.500%, 08/15/2040 (d)	4,215,937
22,946	Pool #AB1500, 4.000%, 09/01/2040	24,691
19,130	Pool #AD9856, 4.000%, 09/01/2040	20,594
14,711	Pool #AE2559, 4.000%, 09/01/2040	15,775
4,966	Pool #AE2562, 4.000%, 09/01/2040	5,325
6,706	Pool #AE2566, 4.000%, 09/01/2040	7,211
46,247	Pool #AE4124, 4.000%, 10/01/2040	49,773
25,566	Pool #AE4888, 4.000%, 10/01/2040	27,462
37,180	Pool #AE3916, 4.000%, 11/01/2040	40,020
4,826	Pool #AE5147, 4.000%, 11/01/2040	5,188
58,615	Pool #AE8715, 4.000%, 11/01/2040	63,074
596,752	Pool #AE0698, 4.500%, 12/01/2040	654,405
6,633	Pool #AH0006, 4.000%, 12/01/2040	7,137
17,831	Pool #AH0020, 4.000%, 12/01/2040	19,123
39,134	Pool #AH0599, 4.000%, 12/01/2040	42,096
12,057	Pool #AH0601, 4.000%, 12/01/2040	12,929
25,954	Pool #AH1263, 4.000%, 01/01/2041	27,928
105,769	Pool #AL5233, 4.000%, 01/01/2041	113,408
7,761	Pool #AH4659, 4.000%, 02/01/2041	8,324
113,084	Pool #AH5653, 4.000%, 02/01/2041	121,600
177,395	Pool #AL0934, 5.000%, 02/01/2041	197,575
859,586	Pool #AB2537, 5.000%, 03/01/2041	955,598
270,470	Pool #AD1889, 4.500%, 03/01/2041	296,380
12,906	Pool #AH6150, 4.000%, 03/01/2041	13,878
146,841	Pool #AL0215, 4.500%, 04/01/2041	161,076
135,283	Pool #AL0187, 5.000%, 05/01/2041	150,684
1,651,255	Pool #AL0208, 4.500%, 05/01/2041	1,811,323
22,326	Pool #AL0456, 5.000%, 06/01/2041	24,867
2,200,000	Pool #TBA, 3.500%, 07/15/2041 (d)	2,321,516
200,000	Pool #TBA, 4.500%, 07/15/2041 (d)	218,343
761,933	Pool #AB3395, 4.500%, 08/01/2041	833,820
106,882	Pool #AI8842, 4.500%, 08/01/2041	117,011
46,090	Pool #AL0815, 4.000%, 09/01/2041	50,808
16,162	Pool #AJ1562, 4.000%, 10/01/2041	17,816
17,145	Pool #AJ1972, 4.000%, 10/01/2041	18,900
1,475,535	Pool #AJ2212, 4.500%, 10/01/2041	1,621,579
24,945	Pool #AJ4756, 4.000%, 10/01/2041	27,499
21,017	Pool #AJ3330, 4.000%, 11/01/2041	23,168
21,948	Pool #AJ4549, 4.000%, 11/01/2041	24,195
16,042	Pool #AJ4698, 4.000%, 11/01/2041	17,684
34,522	Pool #AJ5424, 4.000%, 11/01/2041	38,056
15,071	Pool #AJ7840, 4.000%, 11/01/2041	16,614
21,773	Pool #AB3995, 4.000%, 12/01/2041	24,001
20,109	Pool #AI0848, 4.000%, 12/01/2041	22,167
18,958	Pool #AJ4187, 4.000%, 12/01/2041	20,898
23,175	Pool #AJ5736, 4.000%, 12/01/2041	25,547
15,942	Pool #AJ5968, 4.000%, 12/01/2041	17,148
28,489	Pool #AJ6061, 4.000%, 12/01/2041	31,405
17,977	Pool #AJ7868, 4.000%, 12/01/2041	19,817
37,720	Pool #AJ8104, 4.000%, 12/01/2041	41,581
22,222	Pool #AJ8109, 4.000%, 12/01/2041	24,497
16,208	Pool #AJ8171, 4.000%, 12/01/2041	17,867
26,455	Pool #AJ8341, 4.000%, 12/01/2041	29,163
42,454	Pool #AJ8436, 4.000%, 12/01/2041	46,800
17,171	Pool #AJ8912, 4.000%, 12/01/2041	18,826
22,848	Pool #AJ9248, 4.000%, 12/01/2041	25,186
25,160	Pool #AJ2446, 4.000%, 01/01/2042	27,051
24,949	Pool #AJ7538, 4.000%, 01/01/2042	27,318
9,345	Pool #AJ8001, 4.000%, 01/01/2042	10,022
24,895	Pool #AJ8369, 4.000%, 01/01/2042	27,444
24,330	Pool #AJ9162, 4.000%, 01/01/2042	26,827

129,799	Pool #AJ9330, 4.000%, 01/01/2042	143,115
15,992	Pool #AJ9779, 4.000%, 01/01/2042	17,394
22,375	Pool #AK0170, 4.000%, 01/01/2042	24,671
46,103	Pool #AK0543, 4.000%, 01/01/2042	50,822
17,833	Pool #AK0563, 4.000%, 01/01/2042	19,659
38,497	Pool #AK1827, 4.000%, 01/01/2042	42,447
603,413	Pool #AL2752, 5.000%, 03/01/2042	673,102
131,236	Pool #AB5529, 4.000%, 07/01/2042	142,215
253,155	Pool #AB6228, 3.500%, 09/01/2042	267,950
194,273	Pool #AL3896, 4.500%, 01/01/2043	212,509
484,183	Pool #AQ9316, 2.500%, 01/01/2043	490,369
993,339	Pool #AB7928, 3.000%, 02/01/2043	1,033,401
1,398,336	Pool #AT2720, 3.000%, 05/01/2043	1,465,200
1,045,591	Pool #AT5900, 3.000%, 06/01/2043	1,087,755
568,591	Pool #AU1625, 3.500%, 07/01/2043	603,479
1,503,726	Pool #AS3135, 3.500%, 08/01/2044	1,589,688
1,245,707	Pool #AS3183, 4.500%, 08/01/2044	1,363,210
1,417,936	Pool #AS4795, 3.500%, 04/01/2045 (a)	1,508,275
1,952,383	Pool #AS5469, 4.000%, 07/01/2045	2,108,372
1,925,254	Pool #AZ0832, 4.000%, 07/01/2045	2,068,628
210,365	Pool #AS5597, 3.500%, 08/01/2045	222,485
1,761,268	Pool #AS6196, 3.500%, 11/01/2045	1,863,197
	Government National Mortgage Association
13,381	Pool #614436, 5.000%, 08/15/2033	14,902
46,304	Pool #736686, 5.000%, 02/15/2039	52,045
935,526	Pool #723248, 5.000%, 10/15/2039	1,064,785
199,559	Pool #782916, 5.500%, 02/15/2040	225,205
543,805	Pool #733724, 4.500%, 06/15/2040	606,918
733,284	Pool #752599, 4.000%, 10/20/2040	790,462
523,856	Pool #752631, 4.500%, 10/20/2040	567,598
539,849	Pool #783403, 3.500%, 09/15/2041	573,624
500,000	Pool #TBA, 3.500%, 07/15/2042 (d)	530,781
1,400,000	Pool #TBA, 4.000%, 07/15/2042 (d)	1,496,578
800,000	Pool #TBA, 3.000%, 08/15/2042 (d)	834,891
844,236	Pool #AD8801, 3.500%, 03/15/2043	902,610
100,000	Pool #TBA, 3.500%, 08/15/2043 (d)	106,004
397,217	Pool #AL9364, 3.500%, 03/20/2045	424,509
563,414	Pool #MA2681M, 5.000%, 03/20/2045	612,871
1,700,000	Pool #TBA, 3.000%, 07/15/2045 (d)	1,777,596
300,000	Pool #TBA, 3.500%, 07/15/2045 (d)	318,433
563,961	Pool #MA2960M, 3.000%, 07/20/2045	590,599

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $68,743,335)	70,710,169

	MUNICIPAL DEBT OBLIGATIONS - 0.63%
	California, GO,
165,000	7.550%, 04/01/2039	260,992
125,000	7.350%, 11/01/2039	189,680
85,000	7.600%, 11/01/2040	136,943
160,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond,
	6.899%, 12/01/2040	207,088
45,000	Illinois, GO,
	5.100%, 06/01/2033	43,293
70,000	New Jersey State Turnpike Authority, Series F, Revenue,
	7.414%, 01/01/2040	109,904
205,000	University of California, Refunding, Revenue Bond,
	4.601%, 05/15/2031	240,073

	Total Municipal Debt Obligations (Cost $1,076,067)	1,187,973

	U.S. TREASURY OBLIGATIONS - 12.16%
	U.S. Treasury Bonds - 5.94%
2,937,271	0.125%, 07/15/2024 (f)(g)	2,970,141
1,206,680	0.375%, 07/15/2025 (f)	1,243,422
5,970,000	3.125%, 11/15/2041 (c)	7,052,415
	U.S. Treasury Notes - 6.22%
555,000	0.750%, 02/28/2018	556,539
5,435,000	2.000%, 02/15/2022	5,694,222
4,330,000	2.375%, 08/15/2024	4,661,687
856,000	1.625%, 05/15/2026 (c)(g)	866,500

	Total U.S. Treasury Obligations (Cost $21,531,857)	23,044,926

Number of Shares
	SHORT TERM INVESTMENTS - 2.56%
	Money Market Funds - 2.56%
4,849,565	Federated Prime Obligations Fund - Class IS
	Effective Yield, 0.37% (h)	4,849,565

	Total Short Term Investments (Cost $4,849,565)	4,849,565

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 2.83%
	Money Market Funds - 2.83%
5,356,185	Mount Vernon Prime Portfolio
	Effective Yield, 0.56% (h)	5,356,185

	Total Investments Purchased as Securities Lending Collateral (Cost $5,356,185)	5,356,185

	Total Investments (Cost $202,975,197) - 111.06%	210,397,216
	Liabilities in Excess of Other Assets - (11.06)%	(20,950,077)

	TOTAL NET ASSETS - 100.00%	$189,447,139

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2016.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $20,569,075, which represents 10.86% of total net assets.
(c)	All or portion of this security is on loan.
(d)	Security purchased on a when-issued basis. On June 30, 2016, the total value of investments purchased on a when-issued basis was $16,567,619 or 8.74% of total net assets.
(e)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security totals $110,399, which represents 0.06% of total net assets.
(f)	Represents a U.S. Treasury Inflation Protected Security.
(g)	All or a portion of this security is held as collateral for certain swap contracts.
(h)	Seven-day yield as of June 30, 2016.
(i)	As of June 30, 2016, the Fund has fair valued this security. The value of this security is $295,000, which represents 0.16% of total net assets

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$202,975,197

Gross unrealized appreciation	7,805,855
Gross unrealized depreciation	(383,836)

Net unrealized appreciation	$7,422,019

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Open Futures Contracts

June 30, 2016 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 - Year Note Futures	10	$2,193,281	Sep-16	$15,467
U.S. Treasury 5 - Year Note Futures	66	8,062,828	Sep-16	126,485
U.S. Treasury 10 - Year Note Futures	(23)	(3,058,641)	Sep-16	(81,259)
U.S. Treasury Long Bond Futures	(6)	(1,034,063)	Sep-16	(57,995)
U.S. Treasury Ultra Bond Futures	19	3,541,125	Sep-16	194,801
U.S. Treasury Ultra Note Futures	3	437,016	Sep-16	15,722

				$213,221

Schedule of Options Written

June 30, 2016 (Unaudited)

Notional Amount		Value
	Currency Contract Swaptions
	Call Options
1,965,000	U.S. Dollar - Euro
	Expiration: July 20, 2016
	Exercise Price: $82.50	$286
	Put Options
1,965,000	U.S. Dollar - Euro
	Expiration: July 20, 2016
	Exercise Price: $82.50	19,106

	Total Options Written (Premiums Received $9,137)	$19,392

Credit Default Swaps on Credit Indices — Buy Protection(1)

June 30, 2016 (Unaudited)

Reference Obligation	Implied Credit Spread at June 30, 2016(2)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.26 Index*	0.78%	1.000%	6/20/2021	Morgan Stanley	$8,483,000	($85,408)	($62,561)	($22,847)

						($85,408)	($62,561)	($22,847)

Interest Rate Swaps

June 30, 2016 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR*	2.250%	9/21/2026	Morgan Stanley	$4,143,000	($316,635)	($181,289)	($135,346)

						($316,635)	($181,289)	($135,346)

1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
3)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
*	Centrally cleared swap, clearing agent: Citibank

GuideMark® Tax-Exempt Fixed Income Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS - 97.02%
	Arizona - 3.09%
$400,000	Arizona University System Board of Regents, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2028	$481,392
300,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond, NATL-RE Insured,
	5.000%, 07/01/2020	313,110
500,000	Salt River Project, Series A, Revenue Bond,
	5.000%, 01/01/2021	532,810

		1,327,312

	Arkansas - 1.29%
500,000	University of Arkansas, Series A, Revenue Bond,
	4.125%, 11/01/2030	553,085

	California - 12.93%
120,000	Alameda Corridor Transportation Authority, Series B, Refunding, Revenue Bond,
	5.000%, 10/01/2037	146,820
200,000	California Municipal Finance Authority, Mobile Home Park, Series A, Refunding, Revenue Bond,
	6.400%, 08/15/2045	217,378
400,000	California State University, Series A, Refunding, Revenue Bond,
	5.000%, 11/01/2031	506,960
200,000	California Statewide Community Development Authority, Refunding, Revenue Bond,
	6.125%, 07/01/2046	226,694
	California Statewide Community Development Authority, Series A, Revenue Bond,
160,000	6.125%, 11/01/2033	187,241
215,000	5.250%, 12/01/2056	248,394
500,000	California Statewide Community Development Authority, Series A, Revenue Bond, CMI Insured,
	5.000%, 08/01/2034	601,210
1,000,000	California, GO,
	6.500%, 04/01/2033	1,157,190
400,000	California, Refunding, GO,
	5.000%, 11/01/2043	486,788
100,000	Golden State Tobacco Securitization Corp., Series A, Revenue Bond,
	4.000%, 06/01/2031	113,614
500,000	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond,
	5.250%, 05/15/2029	562,900
500,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond,
	5.250%, 07/15/2025	570,805
250,000	Southern California Public Power Authority, Revenue Bond,
	5.250%, 07/01/2028	297,393
200,000	University of California, Series G, Refunding, Revenue Bond,
	5.000%, 05/15/2037	236,282

		5,559,669

	Colorado - 3.80%
350,000	Castle Pines North Metropolitan District, Refunding, Revenue Bond,
	4.000%, 12/01/2044	375,637
130,000	Colorado Health Facilities Authority, Revenue Bond,
	8.000%, 08/01/2043	154,050
160,000	E-470 Public Highway Authority, Series A, Refunding, Revenue Bond,
	5.000%, 09/01/2020	184,485
750,000	Regional Transportation District, Series A, Revenue Bond,
	5.000%, 11/01/2027	918,330

		1,632,502

	Connecticut - 1.26%
500,000	Connecticut Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2025	543,995

	Florida - 2.87%
300,000	Brevard County Health Facilities Authority, Prerefunded, Revenue Bond,
	7.000%, 04/01/2039	350,949

225,000	Miami-Dade County Educational Facilities, Series A, Refunding, Revenue Bond,
	5.000%, 04/01/2040	271,440
500,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond,
	5.250%, 08/01/2021	551,720
10,000	Palm Beach County Florida Health Facilities Authority, Revenue Bond,
	7.250%, 06/01/2034	12,261
40,000	Palm Beach County Florida Health Facilities Authority, Series A, Refunding, Revenue Bond,
	7.500%, 06/01/2049	49,455

		1,235,825

	Georgia - 2.06%
300,000	Atlanta Water & Wastewater, Refunding, Revenue Bond,
	5.000%, 11/01/2040	366,996
350,000	Atlanta Water & Wastewater, Series A, Refunding, Revenue Bond,
	6.250%, 11/01/2039	412,738
100,000	Marietta Development Authority, Revenue Bond,
	7.000%, 06/15/2039	105,644

		885,378

	Hawaii - 2.03%
250,000	Hawaii, Series A, Revenue Bond,
	5.000%, 01/01/2033	310,310
85,000	Hawaii, Series DJ, Prerefunded, GO, AMBAC Insured,
	5.000%, 04/01/2024	87,774
400,000	Hawaii, Series DZ, GO,
	5.000%, 12/01/2030	476,052

		874,136

	Illinois - 4.06%
70,000	Chicago Waterworks, Revenue Bond,
	5.000%, 11/01/2028	85,472
225,000	Illinois Finance Authority, Revenue Bond,
	7.000%, 08/15/2044	267,739
40,000	Illinois Metropolitan Pier and Exposition Authority, Series B, Prerefunded, Revenue Bond,
	5.000%, 06/15/2023	48,820
210,000	Illinois Metropolitan Pier and Exposition Authority, Series B, Unrefunded, Revenue Bond,
	5.000%, 06/15/2023	241,947
200,000	Illinois State Toll Highway Authority, Series D, Refunding, Revenue Bond,
	5.000%, 01/01/2025	253,396
150,000	O’Hare International Airport, Series D, Refunding, Revenue Bond,
	5.250%, 01/01/2030	181,445
500,000	Railsplitter Tobacco Settlement Authority, Revenue Bond,
	6.250%, 06/01/2024	501,215
120,000	Southwestern Illinois Development Authority Health Care Facilities, Refunding, Revenue Bond,
	7.125%, 11/01/2043	165,319

		1,745,353

	Indiana - 2.73%
500,000	Fishers Industry Redevelopment District, Revenue Bond,
	5.250%, 07/15/2034	572,670
250,000	Indiana Municipal Power Agency, Series A, Refunding, Revenue Bond,
	5.250%, 01/01/2032	304,368
125,000	Shoals Exempt Facilities, Revenue Bond,
	7.250%, 11/01/2043	151,786
115,000	Valparaiso Exempt Facilities, Revenue Bond,
	7.000%, 01/01/2044	147,057

		1,175,881

	Kansas - 2.46%
500,000	Kansas Department of Transportation Highway Revenue, Series A, Revenue Bond,
	5.000%, 09/01/2029	632,500
350,000	Kansas Development Finance Authority, Series A, Revenue Bond,
	5.000%, 05/01/2026	425,576

		1,058,076

	Kentucky - 0.24%
100,000	Kentucky Public Transportation Infrastructure Authority, Series A, Revenue Bond,
	5.000%, 07/01/2017	103,744

	Louisiana - 1.51%
360,000	Louisiana Citizens Property, Revenue Bond, AGM Insured,
	6.750%, 06/01/2026	399,132
200,000	Louisiana Highway Improvement, Series A, Revenue Bond,
	5.000%, 06/15/2029	248,500

		647,632

	Maryland - 3.39%
250,000	Baltimore County Metroplitan District Band, Refunding, GO,
	5.000%, 08/01/2025	328,392
400,000	Maryland Student Housing Economic Development, Revenue Bond,
	5.750%, 06/01/2033	438,112
365,000	Montgomery County, Series A, Refunding, GO,
	5.000%, 11/01/2028	468,175
200,000	Westminster Project Revenue, Lutheran Village at Miller’s Grant, Series A, Revenue Bond,
	6.000%, 07/01/2034	224,354

		1,459,033

	Massachusetts - 2.03%
785,000	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
	5.500%, 11/15/2036	874,349

	Michigan - 0.29%
100,000	Grand Valley State University, Series B, Refunding, Revenue Bond,
	5.000%, 12/01/2024	124,584

	Minnesota - 3.43%
160,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2030	195,333
100,000	Minnesota, Series A, GO,
	5.000%, 08/01/2023	125,990
250,000	Minnesota, Series F, Refunding, GO,
	5.000%, 10/01/2022	308,772
150,000	Rochester Health Care & Housing Facility, Series A, Refunding, Revenue Bond,
	6.875%, 12/01/2048	176,758
300,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond,
	4.500%, 11/15/2038 (a)	350,037
250,000	Southern Minnesota Municipal Power Supply System, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2025	316,518

		1,473,408

	Missouri - 2.19%
500,000	Missouri Health & Educational Facilities Authority, Series A, Revenue Bond,
	5.375%, 03/15/2039	537,035
350,000	St. Louis Airport, Revenue Bond,
	6.625%, 07/01/2034	405,083

		942,118

	Nebraska - 1.73%
130,000	Douglas County Hospital Authority No. 3, Refunding, Revenue Bond,
	5.000%, 11/01/2024	159,415
500,000	Omaha Public Power Distributors, Series B, Revenue Bond,
	5.000%, 02/01/2027	582,780

		742,195

	New Hampshire - 0.32%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2027	137,300

	New Jersey - 0.98%
150,000	New Jersey Economic Development Authority, Refunding, Revenue Bond
	5.250%, 06/15/2030	171,737
255,000	Tobacco Settlement Financing Corp., Series 1A, Refunding, Revenue Bond,
	5.000%, 06/01/2041	249,303

		421,040

	New York - 12.12%
325,000	Brooklyn Arena Local Development Corp., Revenue Bond,
	6.500%, 07/15/2030	385,092
100,000	Nassau County Tobacco Settlement Corp., Series A-2, Revenue Bond,
	5.250%, 06/01/2026 (a)	100,662
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2022	45,911

200,000	New York City Transitional Finance Authority, Series A-1, Revenue Bond,
	5.000%, 08/01/2031	250,596
250,000	New York City, Series F, Refunding, GO,
	5.000%, 08/01/2025	299,540
725,000	New York City, Series I, GO,
	5.375%, 04/01/2036	810,180
175,000	New York City, Series I, Prerefunded, GO,
	5.375%, 04/01/2036	196,927
325,000	New York Dormitory Authority, Revenue Bond,
	6.125%, 12/01/2029	355,566
250,000	New York Dormitory Authority, Series B, Refunding, Revenue Bond,
	5.000%, 07/01/2038	295,830
500,000	New York Environmental Facilities Corporation, Revenue Bond,
	5.500%, 10/15/2027	693,530
500,000	New York Environmental Facilities Corporation, Series A, Revenue Bond,
	5.000%, 06/15/2034	556,750
50,000	New York Transportation Development Corp., Revenue Bond,
	5.000%, 08/01/2031	54,719
100,000	New York Transportation Development Corp., Series A,
	5.250%, 01/01/2050	117,267
250,000	New York Urban Development Corp., Series A, Refunding, Revenue Bonds,
	5.000%, 03/15/2024	317,493
200,000	New York, Series E, GO,
	4.000%, 12/15/2027	227,378
195,000	Niagara Tobacco Asset Securitization Corporation, Asset Backed Bonds, Refunding, Revenue Bond,
	4.000%, 05/15/2029	195,335
250,000	Port Authority of New York and New Jersey, Refunding, Revenue Bond,
	5.000%, 10/15/2041	308,433

		5,211,209

	North Carolina - 2.19%
500,000	North Carolina Capital Facilities Finance Agency, Series B, Refunding, Revenue Bond,
	5.000%, 10/01/2038	551,125
320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Revenue Bond,
	5.000%, 01/01/2025	390,864

		941,989

	Ohio - 2.81%
500,000	Buckeye Tobacco Settlement Financial Authority, Series A, Revenue Bond,
	5.875%, 06/01/2047	496,090
100,000	Ohio Air Quality Development Authority, Series A, Revenue Bond,
	5.700%, 08/01/2020	111,160
500,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond,
	5.000%, 01/01/2026	601,470

		1,208,720

	Oregon - 0.07%
25,000	Oregon Department Administrative Lottery Services, Series A, Unrefunded, Revenue Bond,
	5.250%, 04/01/2024	29,915

	Pennsylvania - 4.39%
350,000	Butler County Hospital Authority, Revenue Bond,
	7.125%, 07/01/2029	415,191
250,000	Chester County, GO,
	5.000%, 11/15/2033	308,157
250,000	Delaware Valley Pennsylvania Regional Finance Authority, Series A, Revenue Bond, AMBAC Insured,
	5.500%, 08/01/2028	324,988
400,000	Pennsylvania Economic Development Financing Authority, Series A, Refunding, Revenue Bond,
	6.250%, 10/15/2023	454,776
200,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bond,
	5.800%, 07/01/2030	219,786
150,000	University of Pittsburgh of the Commonwealth System of Higher Education, Series B, Revenue Bond,
	5.000%, 09/15/2028	166,359

		1,889,257

	South Carolina - 1.16%
400,000	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond,
	5.000%, 12/01/2025	498,376

	South Dakota - 0.27%
100,000	South Dakota Educational Enhancement Funding Corp. Tobaccos Settlement, Series B, Refunding, Revenue Bond,
	5.000%, 06/01/2026	117,839

	Texas - 9.63%
200,000	Central Texas Regional Mobility Authority, Series A, Refunding, Revenue Bond,
	6.000%, 01/01/2041	244,058
200,000	Dallas-Fort Worth International Airport, Series B, Revenue Bond,
	5.000%, 11/01/2026	241,380
515,000	Frisco Texas Independent School District, Series A, GO, PSF-GTD Insured,
	6.000%, 08/15/2038	570,069
150,000	Harris County Industrial Development, Revenue Bond,
	5.000%, 02/01/2023	166,244
200,000	New Hope Cultural Education Facilities Corp., Series A-1, Revenue Bond,
	5.000%, 07/01/2046	234,862
350,000	North Texas Tollway Authority, Series A, Refunding, Revenue Bond,
	4.000%, 01/01/2038	388,507
100,000	North Texas Tollway Authority, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2029	124,278
300,000	Texas A & M Permanent University Fund, Series A, Revenue Bond,
	5.250%, 07/01/2030	389,853
200,000	Texas Municipal Gas Acquisition, Series D, Revenue Bond,
	6.250%, 12/15/2026	259,146
	Texas Private Activity Surface Transportation Corp., Revenue Bond,
200,000	7.500%, 12/31/2031	240,988
200,000	7.500%, 06/30/2033	245,796
85,000	7.000%, 12/31/2038	108,816
115,000	6.750%, 06/30/2043	144,424
100,000	Texas Transportation Commission Turnpike, Second Tier, Series C, Refunding Bond,
	5.000%, 08/15/2029	121,184
200,000	Texas, GO,
	5.000%, 04/01/2029	250,116
400,000	Texas, Series A, Prerefunded, GO,
	5.000%, 04/01/2022	413,208

		4,142,929

	Utah - 1.39%
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond,
	5.500%, 06/01/2022	598,110

	Virginia - 1.38%
400,000	Virginia College Building Authority Educational Facilities, Revenue Bond,
	5.750%, 01/01/2034	591,860

	Washington - 1.55%
325,000	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond,
	5.000%, 02/01/2027	388,242
250,000	Washington Health Care Facilities Authority, Refunding, Revenue Bond,
	6.375%, 10/01/2036	279,872

		668,114

	Wisconsin - 5.37%
500,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, NATL-RE Insured,
	5.500%, 12/15/2026	645,485
100,000	Wisconsin Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 05/01/2025	113,993
	Wisconsin Public Finance Authority, Refunding, Revenue Bond,
195,000	5.000%, 07/01/2022	215,192
150,000	5.750%, 10/01/2031	158,085
500,000	Wisconsin, Series 2, Refunding, GO,
	5.000%, 05/01/2025	607,105
500,000	Wisconsin, Series A, Refunding, Revenue Bond,
	6.000%, 05/01/2033	569,925

		2,309,785

	Total Municipal Debt Obligations (Cost $37,460,794)	41,724,718

	Total Investments (Cost $37,460,794) - 97.02%	41,724,718
	Other Assets in Excess of Liabilities - 2.98%	1,281,436

	TOTAL NET ASSETS - 100.00%	$43,006,154

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2016.

Glossary of Terms

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Financial Group, Inc.

CMI	California Mortgage Insurance

GO	General Obligation

NATL-RE	National Public Finance Guarantee Corp.

PSF-GTD	Texas Permanent School Fund

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$37,460,794

Gross unrealized appreciation	4,263,924
Gross unrealized depreciation	0

Net unrealized appreciation	$4,263,924

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments.  The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, preferred stocks, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including swaps and options.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Futures, swaps and options derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2016:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$203,950,931	$-	$-	$203,950,931
Investment Companies	7,404,122	-	-	7,404,122
Real Estate Investment Trusts	8,499,055	-	-	8,499,055
Short Term Investments	5,341,493	-	-	5,341,493
Investments Purchased as Securities Lending Collateral	72,097,967	-	-	72,097,967

Total Investments in Securities	$297,293,568	$-	$-	$297,293,568

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Emerging Markets Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$2,251,009	$8,576,955	$-	$10,827,964
Consumer Staples	5,705,632	8,475,371	-	14,181,003
Energy	839,263	7,999,839	-	8,839,102
Financials	3,968,472	19,010,742	-	22,979,214
Health Care	-	3,005,509	-	3,005,509
Industrials	1,540,232	3,985,225	-	5,525,457
Information Technology	3,439,072	17,844,365	-	21,283,437
Materials	519,820	3,970,497	-	4,490,317
Telecommunication Services	1,361,143	7,370,074	-	8,731,217
Utilities	812,648	579,783	-	1,392,431

Total Common Stocks	20,437,291	80,818,360	-	101,255,651
Investment Companies	-	10,610,745	-	10,610,745
Preferred Stocks
Consumer Staples	194,987	1,243,387	-	1,438,374
Financials	1,266,517	-	-	1,266,517
Information Technology	-	443,582	-	443,582
Materials	751,146	-	-	751,146
Utilities	1,377,044	-	-	1,377,044

Total Preferred Stocks	3,589,694	1,686,969	-	5,276,663
Real Estate Investment Trusts	-	708,163	-	708,163
Short Term Investments	987,102	-	-	987,102
Investments Purchased as Securities Lending Collateral	10,109,263	-	-	10,109,263

Total Investments in Securities	$35,123,350	$93,824,237	$-	$128,947,587

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

Description	Investments in Securities

Transfers into Level 1	$-
Transfers out of Level 1	(704,656)

Net Transfers into/(out of) Level 1	$(704,656)

Transfers into Level 2	$704,656
Transfers out of Level 2	-

Net Transfers into/(out of) Level 2	$704,656

Transfers between Level 1 and Level 2 were made due to an increase or decrease in the level of inputs utilized for such securities in accordance with the fair value hierarchy.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Rights
Balance as of April 1, 2016	$0
Purchases	-
Sales proceeds and paydowns	0
Accreted discounts, net	-
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	-
Transfers into/(out of) Level 3	-

Balance as of June 30, 2016	$-

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at June 30, 2016.	$-

There were no transfers in or out of Level 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$88,698,963	$-	$-	$88,698,963
Investment Companies	4,038,743	-	-	4,038,743
Real Estate Investment Trusts	9,930,086	-	0	9,930,086
Rights	-	-	0	0
Short Term Investments	8,110,500	-	-	8,110,500
Investments Purchased as Securities Lending Collateral	27,269,854	-	-	27,269,854

Total Investments in Securities	$138,048,146	$-	$-	$138,048,146

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Rights	Real Estate Investment Trusts
Balance as of April 1, 2016	$0	$0
Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfers into/(out of) Level 3	-	-

Balance as of June 30, 2016	$0	$0

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at June 30, 2016.	$-	$-

GuideMark® World ex-US Fund
	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,655,451	$26,605,389	$-	$28,260,840
Consumer Staples	3,368,870	25,973,018	-	29,341,888
Energy	289,952	4,383,389	-	4,673,341
Financials	5,700,690	31,188,891	-	36,889,581
Health Care	225,325	21,346,201	-	21,571,526
Industrials	645,797	22,082,398	-	22,728,195
Information Technology	1,042,384	10,285,619	-	11,328,003
Materials	1,354,323	9,308,893	-	10,663,216
Telecommunication Services	547,312	5,823,103	-	6,370,415
Utilities	310,512	5,211,401	-	5,521,913

Total Common Stocks	15,140,616	162,208,302	-	177,348,918
Investment Companies	6,876,250	-	-	6,876,250
Participatory Notes	-	358,715	-	358,715
Preferred Stock
Consumer Staples	-	162,296	-	162,296
Materials	-	411,154	-	411,154

Total Preferred Stocks	-	573,450	-	573,450
Real Estate Investment Trusts	157,626	3,201,081	-	3,358,707
Rights	-	-	2,270	2,270
Short Term Investments	1,696,316	-	-	1,696,316
Investments Purchased as Securities Lending Collateral	1,449,100	-	-	1,449,100

Total Investments in Securities	$25,319,908	$166,341,548	$2,270	$192,237,176

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

Description	Investments in Securities
Transfers into Level 1	$871,362
Transfers out of Level 1	(69,502)

Net Transfers into/(out of) Level 1	$801,860

Transfers into Level 2	$69,502
Transfers out of Level 2	(871,362)

Net Transfers into/(out of) Level 2	$(801,860)

Transfers between Level 1 and Level 2 were made due to an increase or decrease in the level of inputs utilized for such securities in accordance with the fair value hierarchy.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Rights
Balance as of April 1, 2016	$-
Purchases	1,664
Sales proceeds and paydowns	-
Accreted discounts, net	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	606
Transfers into/(out of) Level 3	-

Balance as of June 30, 2016	$2,270

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at June 30, 2016.	$-

GuideMark® Opportunistic Equity Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$60,887,047	$-	$-	$60,887,047
Real Estate Investment Trusts	250,481	-	-	250,481
Short Term Investments	421,326	-	-	421,326
Investments Purchased as Securities Lending Collateral	19,629,060	-	-	19,629,060

Total Investments in Securities	$81,187,914	$-	$-	$81,187,914

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$20,143,729	$-	$20,143,729
Collateralized Mortgage Obligations	-	12,457,716	-	12,457,716
Corporate Obligations	-	71,634,002	-	71,634,002
Foreign Government Debt Obligations	-	1,012,951	-	1,012,951
Mortgage Backed Securities - U.S. Government Agency	-	70,710,169	-	70,710,169
Municipal Debt Obligations	-	1,187,973	-	1,187,973
U.S. Treasury Obligations	-	23,044,926	-	23,044,926

Total Fixed Income	-	200,191,466	-	200,191,466
Short Term Investments	4,849,565	-	-	4,849,565
Investments Purchased as Securities Lending Collateral	5,356,185	-	-	5,356,185

Total Investments in Securities	$10,205,750	$200,191,466	$-	$210,397,216

Other Financial Instruments*
Futures	$213,221	$-	$-	$213,221
Options Written	-	19,392	-	19,392
Swaps	-	(158,193)	-	(158,193)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, swaps, and written options. Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument, while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Municipal Debt Obligations	$-	$41,724,718	$-	$41,724,718
Short Term Investments	-	-	-	-

Total Investments in Securities	$-	$41,724,718	$-	$41,724,718

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Fund. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Fund may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Fund was pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) exceeding the initial amounts the Fund committed in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund exceeding the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

GuideMark® Core Fixed Income Fund

During the period, the Fund used fixed income derivatives including U.S. Treasury futures and credit default swaps on investment grade fixed income indices (CDX), for both hedging and investment purposes, primarily duration management, risk management, and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on short, medium, and long-term U.S. Treasury debt.

The Fund used futures contracts during the period primarily to manage interest rate risk. The Fund used investment grade CDX to efficiently manage investment grade credit exposure.

Statement of Assets and Liabilities - Values of Derivative Instruments as of June 30, 2016.

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Credit Contracts - Swaps	Appreciation on Swap Agreements	$-	Depreciation on Swap Agreements	$22,847

Interest Rate Contracts - Swaps	Appreciation on Swap Agreements	-	Depreciation on Swap Agreements	135,346

Foreign Exchange Contracts - Options	Investments, at Value	-	Options Written, at Value	19,392

Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts	352,475	Unrealized depreciation on futures contracts	139,254

Total		$352,475		$316,839

*Includes cumulative appreciation/depreciation as reported on the Schedule of Investments.

The average monthly value outstanding of purchased and written options during the period ended June 30, 2016 were as follows:

Long Positions		Short Positions
Purchased Options	$0	Written Options	($10,543)

The average monthly notional amount outstanding of futures and swaps during the period ended June 30, 2016 were as follows:

Long Positions		Short Positions
Futures	$13,043,236	Futures	($8,757,687)
Swaps	8,814,250	Swaps	-

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Secured Borrowings

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of June 30, 2016, the Funds (excluding the Tax-Exempt Fixed Income Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received.

Securities Lending Transactions

Overnight and Continuous	Money Market Funds *

Large Cap Core Fund	$72,097,967
Emerging Markets Fund	10,109,263
Small/Mid Cap Core Fund	27,269,854
World ex-US Fund	1,449,100
Opportunistic Equity Fund	19,629,060
Core Fixed Income Fund	5,356,185
Tax-Exempt Fixed Income Fund	-

* Proceeds from securities lending (Money Market collateral).

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds I

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	08/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	08/23/2016

By (Signature and Title)	/s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date	08/23/2016